  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 1997.

                                                               File No. 33-65436
                                                               File No. 811-7830

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933           / /
                         POST-EFFECTIVE AMENDMENT NO. 8      /X/
                                      and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940      / /
                                AMENDMENT NO. 9              /X/

                                 MARQUIS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               c/o CT Corporation
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                                Robert A. Nesher
                              c/o SEI Corporation
                            680 East Swedesford Road
                           Wayne, Pennsylvania 19087
                    (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire          John H. Grady, Jr., Esquire
         Morgan, Lewis & Bockius LLP        Morgan, Lewis & Bockius LLP
             2000 One Logan Square              1800 M Street, N.W.
           Philadelphia, PA 19103             Washington, D.C. 20036

--------------------------------------------------------------------------------

             /x/ immediately upon filing pursuant to paragraph (b)
                    / / on [date] pursuant to paragraph (b)
               / / 60 days after filing pursuant to paragraph (a)
               / / 75 days after filing pursuant to paragraph (a)
              / / on [date] pursuant to paragraph (a) of Rule 485.

--------------------------------------------------------------------------------

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for fiscal year ended September 30, 1996 was filed on November 13, 1996.
--------------------------------------------------------------------------------

MARQUIS FUNDS


CROSS REFERENCE SHEET
N-1A ITEM NO.                                                            LOCATION
--------------------------------------------------------------------------------------------------------------------------
PART A - Treasury Securities Money Market Fund - Trust Class
Item 1.           Cover Page                                             Cover Page
Item 2.           Synopsis                                               Summary
Item 3.           Condensed Financial Information                        Financial Highlights
Item 4.           General Description of Registrant                      The Trust; Investment Objectives; Investment
                                                                         Policies; General Information
Item 5.           Management of the Fund                                 General Information; The Adviser; The
                                                                         Administrator; The Shareholder Servicing
                                                                         Agent and Transfer Agent; The Distributor
Item 5A.          Management's Discussion of Fund Performance            *
Item 6.           Capital Stock and Other Securities                     Taxes; General Information
Item 7.           Purchase of Securities Being Offered                   Purchase of Shares
Item 8.           Redemption or Repurchase                               Redemption of Shares
Item 9.           Pending Legal Proceedings                              *

PART A - Treasury Securities Money Market Fund, Tax Exempt Money Market Fund  - Retail Class
Item 1.           Cover Page                                             Cover Page
Item 2.           Synopsis                                               Summary
Item 3.           Condensed Financial Information                        Financial Highlights
Item 4.           General Description of Registrant                      The Trust; Investment Objectives; Investment
                                                                         Policies; General Information
Item 5.           Management of the Fund                                 General Information; The Adviser; The Sub-Adviser; The
                                                                         Administrator; The Shareholder Servicing
                                                                         Agent and Transfer Agent; The Distributor
Item 5A.          Management's Discussion of Fund Performance            *
Item 6.           Capital Stock and Other Securities                     Taxes; General Information
Item 7.           Purchase of Securities Being Offered                   Purchase of Shares
Item 8.           Redemption or Repurchase                               Redemption of Shares
Item 9.           Pending Legal Proceedings                              *

PART A - Treasury Securities Money Market Fund, Tax Exempt Money Market Fund  - Cash Sweep Class
Item 1.           Cover Page                                             Cover Page
Item 2.           Synopsis                                               Summary
Item 3.           Condensed Financial Information                        *
Item 4.           General Description of Registrant                      The Trust; Investment Objectives; Investment
                                                                         Policies; General Information
Item 5.           Management of the Fund                                 General Information; The Adviser; The Sub-Adviser; The
                                                                         Administrator; The Shareholder Servicing
                                                                         Agent and Transfer Agent; The Distributor
Item 5A.          Management's Discussion of Fund Performance            *
Item 6.           Capital Stock and Other Securities                     Taxes; General Information
Item 7.           Purchase of Securities Being Offered                   Purchase of Shares
Item 8.           Redemption or Repurchase                               Redemption of Shares
Item 9.           Pending Legal Proceedings                              *

PART A - Government Securities, Louisiana Tax-Fee Income, Balanced, Value Equity, Growth Equity, Strategic Income Bond, Small Cap Equity and International Equity Funds - Class A and Class B

Item 1.           Cover Page                                             Cover Page
Item 2.           Synopsis                                               Summary
Item 3.           Condensed Financial Information                        Financial Highlights
Item 4.           General Description of Registrant                      The Trust; Investment Objectives; Investment
                                                                         Policies and Information; General Investment
                                                                         Policies and Information; General Information
Item 5.           Management of the Fund                                 General Information; The Adviser; Small Cap Growth and
                                                                         International Equity Portfolios; The Administrator; The
                                                                         Shareholder Servicing Agent and Transfer Agent; The
                                                                         Distributor
Item 5A.          Management's Discussion of Fund Performance            *
Item 6.           Capital Stock and Other Securities                     General Information; Taxes
Item 7.           Purchase of Securities Being Offered                   How to Purchase of Shares; Alternative Sales
                                                                         Charge Options; Exchanges
Item 8.           Redemption or Repurchase                               Redemption of Shares
Item 9.           Pending Legal Proceedings                              *

PART A - Institutional Money Market Fund
Item 1.           Cover Page                                             Cover Page
Item 2.           Synopsis                                               Summary
Item 3.           Condensed Financial Information                        Financial Highlights
Item 4.           General Description of Registrant                      The Trust; Investment Objectives; Investment
                                                                         Policies and Information; General Investment
                                                                         Policies and Information; General Information
Item 5.           Management of the Fund                                 General Information; The Adviser; The
                                                                         Administrator; The Shareholder Servicing
                                                                         Agent and Transfer Agent; The Distributor
Item 5A.          Management's Discussion of Fund Performance            *
Item 6.           Capital Stock and Other Securities                     General Information; Taxes
Item 7.           Purchase of Securities Being Offered                   How to Purchase of Shares; Alternative Sales
                                                                         Charge Options; Exchanges
Item 8.           Redemption or Repurchase                               Redemption of Shares
Item 9.           Pending Legal Proceedings                              *


PART B- All Portfolios

Item 10.          Cover Page                                             Cover Page
Item 11.          Table of Contents                                      Table of Contents
Item 12.          General Information and History                        The Trust
Item 13.          Investment Objectives and Policies                     Additional Description of Permitted
                                                                         Investments; Investment Limitations; Non-
                                                                         Fundamental Polices
Item 14.          Management of the Registrant                           General Information (Prospectus); Trustees
                                                                         and Officers of the Trust; The Administrator
Item 15.          Control Persons and Principal Holders of Securities    Trustees and Officers of the Trust; General
                                                                         Information (Prospectus)
Item 16.          Investment Advisory and Other Services                 The Adviser and Sub-Adviser; SFM  and the Money
                                                                         Managers; The Administrator; The Distributor;
                                                                         The Portfolios' Administrator and Shareholder
                                                                         Servicing Agent; Experts;

                                                                         The Shareholder Servicing Agent and Transfer
                                                                         Agent (Prospectus)
Item 17.          Brokerage Allocation                                   Fund Transactions; Trading Practices and
                                                                         Brokerage
Item 18.          Capital Stock and Other Securities                     Description of Shares
Item 19.          Purchase, Redemption, and Pricing of Securities        Purchase of Shares (Prospectus) [or] How to
                  Being Offered                                          Purchase Shares (Prospectus) and Alternative
                                                                         Sales Charge Options (Prospectus);
                                                                         Redemption of Shares (Prospectus); Purchase
                                                                         and Redemption of Shares; Conversion
                                                                         Feature; Letter of Intent; Determination of Net
                                                                         Asset Value
Item 20.          Tax Status                                             Taxes (Prospectus); Taxes
Item 21.          Underwriters                                           The Distributor
Item 22.          Calculation of Yield Quotations                        Performance (Prospectus); Computation of
                                                                         Yield; Calculation of Total Return
Item 23.          Financial Statements                                   Financial Statements

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

*Not Applicable.

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

TREASURY SECURITIES MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the Trust Class shares of the TREASURY SECURITIES MONEY MARKET FUND (the "Fund"), a separate series of the Trust.

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 28, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------
 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-----------------------------------------------------------------------------

JANUARY 28, 1997

2
                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Trust Class shares of the Trust's Treasury Securities Money Market Fund (the "Fund"). The Fund is a separate series of the Trust.

WHAT IS THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. There can be no assurance that the Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. While the Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about the Fund, see "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Trust Class shares of the Fund are offered at net asset value per share.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of the Fund. See "Expense Summary" and "The Adviser".

WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3
                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                           TREASURY SECURITIES MONEY MARKET FUND
                                                                                     TRUST CLASS
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                 None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)      None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase price or
 redemption proceeds, as applicable)                                                        None
Wire Redemption Fee                                                                         None
Exchange Fee                                                                                None

ANNUAL OPERATING EXPENSES                                  TREASURY SECURITIES MONEY MARKET FUND
(as a percentage of average net assets)                                              TRUST CLASS
------------------------------------------------------------------------------------------------
Management Fees (after fee waivers) (1)                                                     .29%
12b-1 Fees                                                                                  None
Other Expenses                                                                              .21%
------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (2)                                            .50%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

(1)The Adviser has voluntarily agreed to waive a portion of its advisory fee. The Adviser reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, the advisory fee for the Fund would be .30%.

(2)Absent the Adviser's voluntary fee waiver, Total Operating Expenses for Trust Class shares of the Fund would be .51%. Total Operating Expenses have been restated to reflect current fees.

EXAMPLE

-------------------------------------------------------------------------------
                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
An investor would pay the following expenses
on a $1,000 investment in Trust Class shares
of the Fund assuming: (1) 5% annual return and
(2) redemption at the end of each time period:   $ 5     $16     $28     $63

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Trust Class shares of the Fund. The information set forth in the foregoing table and example relates only to Trust Class shares. The Trust also offers Retail Class shares and Cash Sweep Class shares of the Fund, which are subject to the same expenses plus certain additional distribution costs. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

4

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.

For a Trust Class Share Outstanding Throughout each Period ended September 30,

                                                                                                                     RATIO OF
                                                                                                                       NET
                              REALIZED                                                         RATIO OF   RATIO OF  INVESTMENT
                                 AND                                                             NET      EXPENSES  INCOME TO
        NET ASSET            UNREALIZED  DISTRIBUTIONS NET ASSET        NET ASSETS  RATIO OF  INVESTMENT TO AVERAGE  AVERAGE
          VALUE      NET      GAINS OR     FROM NET      VALUE            END OF    EXPENSES  INCOME TO  NET ASSETS NET ASSETS
        BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT    END OF   TOTAL    PERIOD   TO AVERAGE  AVERAGE   (EXCLUDING (EXCLUDING
        OF PERIOD   INCOME   INVESTMENTS    INCOME      PERIOD   RETURN   (000)    NET ASSETS NET ASSETS  WAIVERS)   WAIVERS)
        --------- ---------- ----------- ------------- --------- ------ ---------- ---------- ---------- ---------- ----------
 TREASURY SECURITIES MONEY MARKET FUND TRUST CLASS
 1996     $1.00     $0.05        --         $(0.05)      $1.00    5.06%  $637,819     0.50%      4.92%      0.53%      4.89%
 1995      1.00      0.05        --          (0.05)       1.00    5.33    521,270     0.50       5.23       0.57       5.16
 1994      1.00      0.03        --          (0.03)       1.00    3.22    403,778     0.50       3.15       0.60       3.05

5

THE TRUST

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in its Treasury Securities Money Market Fund (the "Fund"), a diversified mutual fund, through three separate classes: Trust Class, Retail Class and Cash Sweep Class, which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of the Fund represents an undivided, proportionate interest in the Fund. This Prospectus relates to the Trust Class shares of the Fund. Information regarding the Retail Class and Cash Sweep Class shares of the Fund and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit and in repurchase agreements involving such obligations.

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; and (ii) enter into repurchase agreements.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase Trust Class shares of the Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent"), by wire. Trust Class shares of the Fund are sold on a continuous basis.

To open an account, an investor must first return a completed and signed Account Application, along with a check (or other negotiable bank instrument or money order payable to "Marquis Funds (Treasury Securities Money Market Fund)," to Marquis Funds, PO Box 419316, Kansas City, MO 64141-6316. Third party checks, credit cards, credit card checks and cash will not be accepted.

6


When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days. You may purchase additional shares at any time by mailing payment to the Transfer Agent. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Account Application forms are available by calling 1-800-471-1144.

WIRE

A shareholder whose Account Application has been received by the Transfer Agent may purchase Trust Class shares of the Fund by wiring Federal funds. The shareholder must wire funds to the Transfer Agent and the wire instructions must include the shareholder's account number. The shareholder must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire, provided that the shareholder notifies the Transfer Agent prior to 12:00 noon, Central time. If the Transfer Agent does not receive notice by 12:00 noon, Central time, on the Business Day (defined below) of the wire, the order will be executed on the next Business Day.

GENERAL INFORMATION REGARDING PURCHASES

Purchases of Trust Class shares of the Fund may be made on any day the New York Stock Exchange and Federal Reserve wire system are open for business ("Business Days").

The minimum initial investment in Trust Class shares of the Fund is $1,000,000; however, the Trust's distributor, SEI Financial Services Company (the "Distributor"), may waive the minimum investment at its discretion.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day received by the Transfer Agent, if it receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Trust Class shares of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of the Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer the registration of their shares should call 1-800-471-1144.

Certain financial institutions through which shares may be purchased may be required under state law to register as broker dealers.

EXCHANGES

Shares of the Fund may be exchanged for Class A shares of other funds of the Trust. Investors exchanging shares of the Fund acquired for cash for Class A shares of another fund of the Trust will be subject to the applicable sales charge. Shares of the Fund acquired through an exchange of Class A shares of another fund of the Trust may be exchanged back, with no sales charge, into Class A shares of any other fund of the Trust.

An investor must have received a current prospectus of the Trust's other fund into which the exchange is to be made (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request ") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

7


The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

Shareholders may redeem their shares without charge on any Business Day. Shares may be redeemed by mail or by telephone. Shares of the Funds cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. Signature guarantees can be obtained from banks, brokers, dealers, credit unions, securities exchanges or associations, clearing agencies or savings associations. A notary public cannot guarantee signatures.

BY TELEPHONE

Shares may be redeemed by telephone if the shareholder has elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The shareholder may have the proceeds mailed to his or her address of record or wired to a commercial bank account previously designated on the Account Application. Shareholders may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, serves as the Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.

As of September 30, 1996, the Adviser's Trust Group managed approximately $2.3 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past eight years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of Trust Class shares of the Fund. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended September 30, 1996, the Adviser was paid an advisory fee of .27% of the Fund's average net assets.

Gerald S. Dugal, Vice President and a senior portfolio manager of the Adviser, is the portfolio manager of the Treasury Securities Money Market Fund, the Institutional Money Market Fund, Strategic Income Bond Fund and the Tax Exempt Money Market Fund. During the past five years, Mr. Dugal served as a senior portfolio manager and Director of Fixed Income and Trading with the Adviser. Mr. Dugal has over 10 years of experience in investment trading, brokerage and research. He is licensed as a general securities principal and a municipal securities principal.

THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator") has its principal business offices at Oaks, Pennsylvania 19456. The Trust and the Administrator are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the Fund's average daily net assets.

The Administrator reserves the right to terminate any waivers or reimbursements at any time at its sole discretion.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a Transfer Agent Agreement.

THE DISTRIBUTOR

The Trust Class shares of the Funds are offered without distribution fees.

SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, and the Trust are parties to a distribution agreement ("Distribution Agreement").

The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise the Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of the Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment

9

during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

In addition, the Trust may from time to time compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of Trust Class shares will be higher than that of Cash Sweep Class and Retail Class shares because of the distribution fees charged to Cash Sweep Class and Retail Class shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax, net of investment company taxable income, and net of capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Any net realized capital gain will be distributed at least annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or additional shares. Dividends and distributions of capital gains paid by the Fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will provide annual reports to shareholders of the federal income tax status of all distributions.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

10

Investment income received directly by the Fund on Treasury Obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state-specific conditions are satisfied. Interest received on repurchase agreements collateralized by Treasury Obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from Treasury Obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Fund, the Trust offers the following funds: Institutional Money Market Fund, Tax Exempt Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316 or by calling 1-800-471-1144.

11

DIVIDENDS

The net investment income (not including capital gains) of the Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually. Dividends are paid by the Fund in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

The amount of dividends payable on Trust Class shares will be more than the dividends payable on Retail Class and Cash Sweep shares because of the distribution fees paid by Retail Class and Cash Sweep shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Statement of Additional Information.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

Any guaranty by the U.S. Treasury of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.


TABLE OF CONTENTS
--------------------------------------------------------------------------------
Summary.....................................................................   2
Expense Summary.............................................................   3
Financial Highlights........................................................   4
The Trust...................................................................   5
Investment Objective and Policies...........................................   5
Investment Limitations......................................................   5
Purchase of Shares..........................................................   5
Exchanges...................................................................   6
Redemption of Shares........................................................   7
The Adviser.................................................................   7
The Administrator...........................................................   8
The Shareholder Servicing Agent and Transfer Agent..........................   8
The Distributor.............................................................   8
Performance.................................................................   8
Taxes.......................................................................   9
General Information.........................................................  10
Description of Permitted Investments and Risk Factors.......................  11

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

              .TREASURY SECURITIES MONEY MARKET FUND

              .TAX EXEMPT MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the Retail Class shares of the TREASURY SECURITIES MONEY MARKET FUND and TAX EXEMPT MONEY MARKET FUND (the "Funds"), each a separate series of the Trust.

This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing in the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 28, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------
 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
------------------------------------------------------------------------------

JANUARY 28, 1997

2


                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Retail Class shares of the Trust's Treasury Securities Money Market Fund (the "Treasury Fund") and Tax Exempt Money Market Fund (the "Tax Exempt Fund") (collectively, the "Funds"). Each Fund is a separate series of the Trust.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND? The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. The Tax Exempt Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes by investing, under normal market conditions, at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from Federal income tax. There can be no assurance that either Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? The investment policies of each Fund entail certain risks and considerations of which an investor should be aware. While each Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that either Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which either Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about each Fund, see "Investment Objective and Policies," "General Investment Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Retail Class shares of the Funds are offered at net asset value per share. Retail Class shares are subject to annual distribution fees of .25% of the average daily net assets.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of each Fund. Additionally, Weiss, Peck & Greer, L.L.C. serves as investment sub-adviser (the "sub-adviser") to the Tax Exempt Fund. See "Expense Summary," "The Adviser," and "The Sub-Adviser."

WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY


                                         TREASURY SECURITIES         TAX EXEMPT
                                           MONEY MARKET FUND  MONEY MARKET FUND
SHAREHOLDER TRANSACTION EXPENSES                RETAIL CLASS       RETAIL CLASS
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)                    None               None
Maximum Sales Load Imposed on
 Reinvested Dividends
 (as a percentage of offering price)                    None               None
Maximum Contingent Deferred Sales
 Charge
 (as a percentage of original purchase
 price or redemption proceeds, as
 applicable)                                            None               None
Wire Redemption Fee                                      $25                $25
Exchange Fee                                            None               None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees (after fee waivers) (1)                  .29%               .35%
12b-1 Fees (1)                                           .20%               .00%
Other Expenses                                           .21%               .30%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers) (2)                                            .70%               .65%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) The Adviser has voluntarily agreed to waive a portion of its advisory fee and the Distributor has voluntarily agreed to waive 12b-1 fees to the extent necessary to keep "Total Operating Expenses" for the Retail Class shares of the Treasury Fund and Tax Exempt Fund from exceeding .70% and 0.65%, respectively. The Adviser and the Distributor reserve the right to terminate their waivers at any time in their sole discretion. Absent such waivers, the advisory fee for the Treasury Fund and Tax Exempt Fund would be .30% and .45%, respectively, and the 12b-1 fee for the Retail Class shares of the Funds would be .25%.

(2) Absent the Adviser's and the Distributor's voluntary fee waivers, Total Operating Expenses for Retail Class shares of the Treasury Fund and Tax Exempt Fund would be .76% and 1.00%, respectively. Total Operating Expenses have been restated to reflect current fees.



EXAMPLE
-------------------------------------------------------------------------------
                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
You would pay the following expenses on a
$1,000 investment in Retail Class shares as-
suming (1) 5% annual return and (2) redemption
at the end of each time period:
Treasury Money Market Fund                        $7     $22     $39     $87
Tax Exempt Money Market Fund                     $ 7     $21     N/A     N/A

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE TAX EXEMPT FUND HAD RECENTLY BECOME OPERATIONAL AS OF THE DATE OF THIS PROSPECTUS, THE TAX EXEMPT FUND HAS NOT PROJECTED EXPENSES BEYOND THE THREE-YEAR PERIOD SHOWN.

4


The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Retail Class shares of the Fund. The information set forth in the foregoing table and example relates only to Retail Class shares. The Treasury Fund also offers Trust Class shares and both Funds offer Cash Sweep Class shares. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.

For a Retail Class Share Outstanding Throughout each Period ended
September 30,

                                                                                                                         RATIO OF
                                                                                                                           NET
                                 REALIZED                                                          RATIO OF   RATIO OF  INVESTMENT
                                    AND                                                              NET      EXPENSES  INCOME TO
           NET ASSET            UNREALIZED  DISTRIBUTIONS NET ASSET         NET ASSETS  RATIO OF  INVESTMENT TO AVERAGE  AVERAGE
             VALUE      NET      GAINS OR     FROM NET      VALUE             END OF    EXPENSES  INCOME TO  NET ASSETS NET ASSETS
           BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT    END OF   TOTAL     PERIOD   TO AVERAGE  AVERAGE   (EXCLUDING (EXCLUDING
           OF PERIOD   INCOME   INVESTMENTS    INCOME      PERIOD   RETURN    (000)    NET ASSETS NET ASSETS  WAIVERS)   WAIVERS)
           --------- ---------- ----------- ------------- --------- ------  ---------- ---------- ---------- ---------- ----------
 TREASURY SECURITIES MONEY MARKET FUND RETAIL CLASS
 1996        $1.00     $0.05         --        $(0.05)      $1.00    4.86%   $411,068     0.70%      4.72%      0.78%      4.64%
 1995         1.00      0.05         --         (0.05)       1.00    5.16     282,747     0.68       5.12       0.82       4.98
 1994(1)      1.00      0.03         --         (0.03)       1.00    3.15*     86,848     0.59*      3.27*      0.83*      3.03*

 TAX EXEMPT MONEY MARKET FUND
 1996(2)     $1.00     $0.01         --        $(0.01)      $1.00    2.83%*  $ 66,214     0.65%*     2.92%*     1.12%*     2.45%*

--------
*  Annualized.
(1) Commenced operations on October 19, 1993.

(2) Commenced operations on June 7, 1996.

5


THE TRUST

MARQUIS FUNDS(R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds, through separate classes: Trust Class (Treasury Fund only), Retail Class and Cash Sweep Class which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. This Prospectus relates to the Retail Class shares of the Funds. Information regarding the Trust Class shares of the Treasury Fund, Cash Sweep Class shares of both Funds and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVE AND POLICIES FOR THE TREASURY FUND

THE TREASURY FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objective.

The Treasury Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit and in repurchase agreements involving such obligations.

INVESTMENT OBJECTIVE AND POLICIES FOR THE TAX EXEMPT FUND


THE TAX EXEMPT FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal market conditions, the Tax Exempt Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality.

The Adviser will not invest more than 25% of the Tax Exempt Fund's assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Tax Exempt Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities.

The Tax Exempt Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks, (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including

6


STRIPs; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; (v) receipts and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.q

The Tax Exempt Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

GENERAL INVESTMENT POLICIES

Each Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations with remaining maturities of 397 days or less. Each Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Tax Exempt Fund's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities; and, with respect to the Tax Exempt Fund, (ii) tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and with respect to the Tax Exempt Fund (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase Retail Class shares of a Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent") by mail, by wire, or through an automatic investment plan. Shares may also be purchased through broker-dealers, including Marquis Investments, LLC that have established a dealer agreement with SEI Financial Services Company, the Trust's distributor (the "Distributor"). Retail Class shares of the Funds are sold on a continuous basis.

BY MAIL

You may purchase Retail Class shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Fund
Name)," to Marquis Funds at PO Box 419316, Kansas City, MO 64141-6316. You may purchase additional shares at any time by mailing payment to Marquis Funds. Orders placed by mail will be executed on receipt of your payment. If your check does not

7


clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days.

You may obtain Account Application forms by calling 1-800-471-1144.

BY WIRE

You may purchase Retail Class shares of a Fund by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire, provided that the shareholder notifies the Transfer Agent prior to 12:00 noon, Central time. If the Transfer Agent does not receive notice by 12:00 noon, Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in a Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase Retail Class shares of a Fund on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days").

The minimum initial investment in Retail Class shares of a Fund is $2,500 ($500 minimum for individual retirement accounts and employees of First National Bank of Commerce in New Orleans, the Funds' investment adviser (the "Adviser") or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100, except for purchases through the AIP and payroll deductions, which must be at least $50.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day the order is received by the Transfer Agent if it receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Retail Class shares of a Fund is the net asset value per share next computed after the order is received and accepted by the Trust. Each Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of a Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. Each Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer registration of their shares should call 1-800-471-1144.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held in street name by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and

8


transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish the transfer. Certain financial institutions may be required under state law to register as broker/dealers.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

EXCHANGES

You may exchange your shares for Class A or Class B shares of other funds of the Trust. You will be subject to the applicable sales charge on exchange unless you qualify for a sales load waiver.

You must have received a current prospectus of the Trust's other fund into which you wish to move your investment (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that financial institution for information on how to redeem shares. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on your Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address of record or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you or to a designated bank account, but there is a charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption.

9


Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Trust offers a Systematic Withdrawal Plan which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain a SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for fifteen days.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at their net asset value if, because of redemptions, your account in that Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and for employees of the Adviser or its affiliates). Accordingly, if you purchase shares of a Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before a Fund exercises its right to redeem your shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, acts as each Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Treasury Fund and continuously reviews, supervises and administers the investment programs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. With respect to the Tax Exempt Fund, the Adviser has delegated these responsibilities, subject to its supervision, to the investment sub-adviser.

As of September 30, 1996, the Adviser's Trust Group managed approximately $2.3 billion in discretionary investment management accounts for individuals, corporations and institutions with

10


widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past eight years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Treasury Fund's average daily net assets and 0.45% of the Tax Exempt Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Funds. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended September 30, 1996, the Adviser was paid an advisory fee of .27% of the Treasury Fund's average net assets and .26% of the Tax Exempt Fund's average net assets.

Gerald S. Dugal, Vice President and a senior portfolio manager of the Adviser, is the portfolio manager of the Treasury Securities Money Market Fund, the Institutional Money Market Fund, the Strategic Income Bond Fund and the Tax Exempt Money Market Fund. During the past five years, Mr. Dugal served as a senior portfolio manager and Director of Fixed Income and Trading with the Adviser. Mr. Dugal has 10 years of experience in investment trading, brokerage and research. He is licensed as a general securities principal and a municipal securities principal.

THE SUB-ADVISER

Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax Exempt Fund's investment sub-adviser under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser. Under the Sub-Advisory Agreement, and subject at all times to the supervision of the Adviser and the Trustees of the Trust, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. Currently, WPG manages over $12 billion in assets, $2 billion of which is invested in tax exempt money market funds. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .075% of the Tax Exempt Fund's average daily net assets up to $150 million, .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .01% of the Fund's average daily net assets over $1 billion.

For the fiscal period ended September 30, 1996, WPG was paid a sub-advisory fee of 7.5% (annualized) of the Tax Exempt Fund's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator"), has its principal business offices at Oaks, Pennsylvania 19456. The Trust and the Administrator are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

11



The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of each Fund's average daily net assets.

The Administrator reserves the right to terminate any waivers or reimbursements at any time at its sole discretion.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a transfer agent agreement.

THE DISTRIBUTOR

The Retail Class shares of the Funds have a Rule 12b-1 distribution plan (the "Retail Class Plan"), and the Trust and SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement (the "Distribution Agreement").

As provided in the Distribution Agreement and the Retail Class Plan, the Trust pays the Distributor a fee at the annual rate of .25% of the average daily net assets of the Retail Class shares of the Funds. This fee will be calculated and paid each month based on average daily net assets for that month. The Distributor from time to time may waive a portion of this distribution fee in order to limit the distribution fee for Retail Class shares of the Funds. The Distributor reserves the right in its sole discretion to terminate this voluntary waiver at any time.

The Distributor may use such fees to make payments to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for shareholder services or as compensation to the Distributor for its services. The Retail Class Plan is characterized as a compensation plan since this fee will be paid to the Distributor without regard to the shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher. The Distributor has agreed, however, to pay the entire amount of the fee to financial intermediaries for shareholder services.

The Funds may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise each Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of a Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

The Tax Exempt Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of this Fund's yield, assuming certain tax brackets for the shareholder.

12


In addition, the Trust may from time to time compare performance of a Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of the various classes of shares of a Fund will differ because of the distribution fees charged to the Cash Sweep Class and Retail Class shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or its shareholders. In addition, state and local tax consequences of an investment in a Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax, net of investment company taxable income, and net of capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of a Fund's earnings and profits. Any net realized capital gain will be distributed at least annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distribution of capital gains paid by a Fund do not qualify for the dividends received deduction for corporate shareholders. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Tax Exempt Fund's assets consist of obligations, the interest on which is excludable from gross income for federal tax purposes, that Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared paid by the Fund at any time during the following January.

13


With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by a Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Funds, the Trust offers the following funds: Institutional Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.

14


In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of a Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of each Fund, if any, will be distributed at least annually. Dividends are paid by the Funds in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Funds and associated risk factors. The only permitted investments for the Treasury Fund include Repurchase Agreements and U.S. Treasury obligations. Further discussion is contained in the Statement of Additional Information.


BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES--Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

15


MUNICIPAL LEASES--Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees, the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

PARTICIPATION INTERESTS--Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax. The Tax Exempt Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

RECEIPTS--TRs, TIGRs and CATS--interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").


REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to

16


return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as amended.

SECURITIES LENDING--In order to generate additional income, the Tax Exempt Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning a portion of the return generated from the collateral (or a portion of the return on the investment of cash collateral). Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS--Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal


Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Tax Exempt Fund enters into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits may be considered to be illiquid securities.


U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association Securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank Securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association Securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Tax Exempt Fund's shares.

U.S. GOVERNMENT SECURITIES--Any guaranty by the U.S. Government of the securities in which a Fund invests guarantees only the payment of principal and interest on the guaranteed security

17


and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Funds do not expect to trade STRIPS actively.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Tax Exempt Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. However, the Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities. To the extent required by the 1940 Act, the Tax Exempt Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Tax Exempt Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.


TABLE OF CONTENTS
--------------------------------------------------------------------------------
Summary....................................................................   2
Expense Summary............................................................   3
Financial Highlights.......................................................   4
The Trust..................................................................   5
Investment Objective and Policies for the Treasury Fund....................   5
Investment Objective and Policies for the Tax Exempt Fund..................   5
General Investment Policies................................................   6
Investment Limitations.....................................................   6
Purchase of Shares.........................................................   6
Exchanges..................................................................   8
Redemption of Shares.......................................................   8
The Adviser................................................................   9
The Sub-Adviser............................................................  10
The Administrator..........................................................  10
The Shareholder Servicing Agent and Transfer Agent.........................  11
The Distributor............................................................  11
Performance................................................................  11
Taxes......................................................................  12
General Information........................................................  13
Description of Permitted Investments and Risk Factors......................  14

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

              .TREASURY SECURITIES MONEY MARKET FUND
              .TAX EXEMPT MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers the Cash Sweep Class shares of the TREASURY SECURITIES MONEY MARKET FUND and TAX EXEMPT MONEY MARKET FUND (the "Funds"), each a separate series of the Trust.

This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing in the Funds. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 28, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------
 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
------------------------------------------------------------------------------

JANUARY 28, 1997

2


                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Cash Sweep Class shares of the Trust's Treasury Securities Money Market Fund (the "Treasury Fund") and Tax Exempt Money Market Fund (the "Tax Exempt Fund") (collectively, the "Funds"). Each Fund is a separate series of the Trust.

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUND? The Treasury Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. The Tax Exempt Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes by investing, under normal market conditions, at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from Federal income tax. There can be no assurance that either Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? The investment policies of each Fund entail certain risks and considerations of which an investor should be aware. While each Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that either Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which either Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about each Fund, see "Investment Objective and Policies," "General Investment Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Cash Sweep Class shares of the Funds are offered at net asset value per share. Cash Sweep Class shares are subject to annual distribution fees of .60% of the average daily net assets.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of each Fund. Additionally, Weiss, Peck & Greer, L.L.C. serves as investment sub-adviser (the "sub-adviser") to the Tax Exempt Fund. See "Expense Summary," "The Adviser" and "The Sub-Adviser."

WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

                                          TREASURY SECURITIES         TAX EXEMPT
                                            MONEY MARKET FUND  MONEY MARKET FUND
SHAREHOLDER TRANSACTION EXPENSES             CASH SWEEP CLASS   CASH SWEEP CLASS
--------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)                     None               None
Maximum Sales Load Imposed on Reinvested
 Dividends
 (as a percentage of offering price)                     None               None
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase
 price or redemption proceeds, as
 applicable)                                             None               None
Wire Redemption Fee                                       $25                $25
Exchange Fee                                             None               None

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)
--------------------------------------------------------------------------------
Management Fees (after fee waivers) (1)                   .29%              .35%
12b-1 Fees (1)                                            .60%              .60%
Other Expenses                                            .21%              .30%
--------------------------------------------------------------------------------
Total Operating Expenses (after fee
 waivers) (2)                                            1.10%             1.25%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) The Adviser has voluntarily agreed to waive a portion of its advisory fee and the Distributor has voluntarily agreed to waive 12b-1 fees to the extent necessary to keep "Total Operating Expenses" for the Cash Sweep Class shares of the Treasury Fund and Tax Exempt Fund from exceeding 1.10% and 1.25%, respectively. The Adviser and the Distributor reserve the right to terminate their waivers at any time in their sole discretion. Absent such waivers, the advisory fee for the Treasury Fund and Tax Exempt Fund would be .30% and .45%, respectively, and the 12b-1 fee for the Cash Sweep Class shares of the Funds would be .75%.

(2) Absent the Adviser's and the Distributor's voluntary fee waivers, Total Operating Expenses for Cash Sweep Class shares of the Treasury Fund and Tax Exempt Fund would be 1.26% and 1.50%, respectively. Total Operating Expenses have been restated to reflect current fees.

EXAMPLE

------------------------------------------------------------------------------
                                                                1 YEAR 3 YEARS
------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in
Cash Sweep Class shares assuming (1) 5% annual return and
(2) redemption at the end of each time period:
Treasury Money Market Fund                                       $11     $35
Tax Exempt Money Market Fund                                     $13     $40

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE CASH SWEEP CLASS OF EACH FUND WERE NOT OPERATIONAL AS OF THE DATE OF THIS PROSPECTUS, THE FUNDS HAVE NOT PROJECTED EXPENSES BEYOND THE THREE-YEAR PERIOD SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Cash Sweep Class shares of the Fund. The information set forth in the foregoing table and example relates only to Cash Sweep Class shares. The Treasury Fund also offers Trust Class shares and both Funds offer Retail Class shares of the Fund which are subject to the same expenses except that Trust Class shares are not charged distribution expenses and Retail shares are charged lower distribution expenses than Cash Sweep shares. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

4


THE TRUST

MARQUIS FUNDS(R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds, through separate classes: Trust Class (Treasury Fund only), Retail Class and Cash Sweep Class which provide for variations in distribution costs, voting rights and dividends. Except for these differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. This Prospectus relates to the Cash Sweep Class shares of the Funds. Information regarding the Trust Class shares of the Treasury Fund, Retail Class shares of both Funds and the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVE AND POLICIES FOR THE TREASURY FUND

THE TREASURY FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit and in repurchase agreements involving such obligations.

INVESTMENT OBJECTIVE AND POLICIES FOR THE TAX EXEMPT FUND

THE TAX EXEMPT FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets in eligible securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will invest at least 80% of its assets in Municipal Securities the interest on which is not treated as a preference item for purposes of the federal alternative minimum tax. This investment policy is a fundamental policy of the Fund. The Fund will purchase municipal bonds, municipal notes, municipal lease obligations, tax-exempt money market mutual funds, and tax-exempt commercial paper rated in the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with Securities and Exchange Commission ("SEC") regulations at the time of investment or, if not rated, determined by the Adviser to be of comparable quality.

The Adviser will not invest more than 25% of Fund assets in Municipal Securities (a) whose issuers are located in the same state or (b) the interest on which is derived from revenues of similar type projects. This restriction does not apply to Municipal Securities in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

The Tax Exempt Fund may purchase municipal obligations with demand features, including variable and floating rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when issued" basis and purchase securities subject to a standby commitment.

The Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities.

The Tax Exempt Fund may invest up to 20% of the Fund's net assets in the aggregate in taxable money market instruments, taxable money market mutual funds, and securities subject to the alternative minimum tax. Taxable money market instruments in which the Fund may invest consist of (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks, (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government, including STRIPs; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less

5

issued by corporations with outstanding high-quality commercial paper;
(v) receipts and (vi) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

The Tax Exempt Fund may engage in securities lending and may also borrow money in amounts up to 33 1/3% of its net assets.

GENERAL INVESTMENT POLICIES
---------------------------

Each Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations with remaining maturities of 397 days or less. Each Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Tax Exempt Fund's assets.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities; and, with respect to the Tax Exempt Fund, (ii) tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and, with respect to the Tax Exempt Fund, (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase Cash Sweep Class shares of a Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent"), by mail, by wire, or through an automatic investment plan. Shares may also be purchased through broker-dealers, including Marquis Investments, LLC, that have established a dealer agreement with SEI Financial Services Company, the Trust's distributor (the "Distributor"). Cash Sweep Class shares of the Funds are sold on a continuous basis.

BY MAIL

You may purchase Cash Sweep Class shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Fund
Name)," to Marquis Funds at PO Box 419316, Kansas City, MO 64141-6316. You may purchase additional shares at any time by mailing payment to the Transfer Agent. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days.

6


You may obtain Account Application forms by calling 1-800-471-1144.

BY WIRE

You may purchase Cash Sweep Class shares of a Fund by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire, provided that the shareholder notifies the Transfer Agent prior to 12:00 noon, Central time. If the Transfer Agent does not receive notice by 12:00 noon, Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in a Fund through automatic deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION REGARDING PURCHASES

You may purchase Cash Sweep Class shares of a Fund on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days").

The minimum initial investment in Cash Sweep Class shares of a Fund is $2,500 ($500 minimum for individual retirement accounts and employees of First National Bank of Commerce in New Orleans, the Funds' investment adviser (the "Adviser") or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100, except for purchases through the AIP and payroll deductions, which must be at least $50.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day the order is received by the Transfer Agent if it receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of Cash Sweep Class shares of a Fund is the net asset value per share next computed after the order is received and accepted by the Trust. Each Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of a Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. Each Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Distributor determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders of record who desire to transfer registration of their shares should call 1-800-471-1144.

PURCHASES THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the

7



institution to accomplish the transfer. Certain financial institutions may be required under state law to register as broker/dealers.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution.

EXCHANGES

You may exchange your shares for Class A or Class B shares of other funds of the Trust. You will be subject to the applicable sales charge on exchange unless you qualify for a sales load waiver.

You must have received a current prospectus of the Trust's other fund into which you wish to move your investment (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by DST by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that financial institution for information on how to redeem shares. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on your Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address of record or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you or to a designated bank account, but there is a charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are

8


genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Trust offers a Systematic Withdrawal Plan which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain a SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for fifteen days.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at their net asset value if, because of redemptions, your account in that Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and for employees of the Adviser or its affiliates). Accordingly, if you purchase shares of a Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before a Fund exercises its right to redeem your shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, acts as each Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment programs of the Treasury Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. With respect to the Tax Exempt Fund, the Adviser has delegated these responsibilities, subject to its supervision, to the sub-adviser.

As of September 30, 1996, the Adviser's Trust Group managed approximately $2.3 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past eight years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

9

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the Treasury Fund's average daily net assets and 0.45% of the Tax Exempt Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Funds. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. For the fiscal year ended September 30, 1996, the Adviser was paid an advisory fee of .27% of the Treasury Fund's average net assets and .26% of the Tax Exempt Fund's average net assets.

Gerald S. Dugal, Vice President and a senior portfolio manager, is the portfolio manager of the Treasury Securities Money Market Fund, the Institutional Money Market Fund, Strategic Income Bond Fund and the Tax Exempt Money Market Fund. During the past five years, Mr. Dugal served as a senior portfolio manager and Director of Fixed Income and Trading with the Adviser. Mr. Dugal has over 10 years of experience in investment trading, brokerage and research. He is licensed as a general securities principal and a municipal securities principal.

THE SUB-ADVISER

Weiss, Peck & Greer, L.L.C. ("WPG") serves as the Tax Exempt Fund's investment sub-adviser under a sub-advisory agreement (the "Sub-Advisory Agreement") with the Adviser. Under the Sub-Advisory Agreement, WPG invests the assets of the Fund on a daily basis, and continuously administers the investment program of the Fund.

WPG is a limited liability company founded as a limited partnership in 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WPG has been active in managing portfolios of tax exempt securities. Currently, WPG manages over $12 billion in assets, $2 billion of which is invested in tax exempt money market funds. The principal business address of WPG is One New York Plaza, New York, N.Y. 10004.

WPG is entitled to a fee which is paid by the Adviser and which is calculated daily and paid monthly, at an annual rate of: .075% of the Tax Exempt Fund's average daily net assets up to $150 million; .05% of the next $350 million of the Fund's average daily net assets, .04% of the next $500 million in average daily net assets; and .01% of the Fund's average daily net assets over $1 billion.

For the fiscal period ended September 30, 1996, WPG was paid a sub-advisory fee of 7.5% (annualized) of the Tax Exempt Fund's average daily net assets.

THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator"), has its principal business offices at Oaks, Pennsylvania 19456. The Trust and the Administrator are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of each Fund's average daily net assets.

The Administrator reserves the right to terminate any waivers or reimbursements, at any time in its sole discretion.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing

10



agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a transfer agent agreement.

THE DISTRIBUTOR

The Cash Sweep Class shares of the Funds have a Rule 12b-1 distribution plan (the "Cash Sweep Class Plan"), and the Trust and SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement (the "Distribution Agreement").

As provided in the Distribution Agreement and the Cash Sweep Class Plan, the Trust pays the Distributor a fee at the annual rate of .60% of the average daily net assets of the Cash Sweep Class shares of the Funds. This fee will be calculated and paid each month based on average daily net assets for that month. The Distributor from time to time may waive a portion of this distribution fee in order to limit the distribution fee for Cash Sweep Class shares of the Funds. The Distributor reserves the right in its sole discretion to terminate this voluntary waiver at any time.

The Distributor may use such fees to make payments to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for shareholder services or as compensation to the Distributor for its services. The Cash Sweep Class Plan is characterized as a compensation plan since this fee will be paid to the Distributor without regard to the shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher. The Distributor has agreed, however, to pay the entire amount of the fee to financial intermediaries for shareholder services.

The Funds may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

PERFORMANCE

From time to time, the Trust may advertise each Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of a Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

The Tax Exempt Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of this Fund's yield, assuming certain tax brackets for the shareholder.

In addition, the Trust may from time to time compare performance of a Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

The performance of the various classes of shares of a Fund will differ because of the distribution fees charged to the Cash Sweep Class and Retail Class shares.

11


TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Funds or its shareholders. In addition, state and local tax consequences of an investment in a Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax, net of investment company taxable income, and net of capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of a Fund's earnings and profits. Any net realized capital gain will be distributed at least annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distribution of capital gains paid by a Fund do not qualify for the dividends received deduction for corporate shareholders. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Tax Exempt Fund's assets consist of obligations the interest on which is excludable from gross income for federal tax purposes, that Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

12



Investment income received directly by a Fund on direct U.S. Government obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by direct U.S. Government obligations normally is not exempt from state taxation. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular states.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Funds, the Trust offers the following funds: Institutional Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316 or by calling 1-800-471-1144.

13


DIVIDENDS

The net investment income (not including capital gains) of a Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of each Fund, if any, will be distributed at least annually. Dividends are paid by the Funds in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Funds and associated risk factors. The only permitted investments for the Treasury Fund include Repurchase Agreements and U.S. Treasury obligations. Further discussion is contained in the Statement of Additional Information.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

FIXED INCOME SECURITIES--Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

MUNICIPAL LEASES--Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above.

Municipal lease obligations typically are not backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If funds are not appropriated for the following year's lease payments, a lease may terminate, with a possibility of default on the lease obligation and significant loss to the Fund. Under guidelines established by the Board of Trustees,

14


the credit quality of municipal leases will be determined on an ongoing basis, including an assessment of the likelihood that a lease will be canceled.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

PARTICIPATION INTERESTS--Participation interests are interests in Municipal Securities from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows a Fund to treat the income from the investment as exempt from federal income tax. The Tax Exempt Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

RECEIPTS--TRs, TIGRs and CATS--interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS").

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act, as amended.

15


SECURITIES LENDING--In order to generate additional income, the Tax Exempt Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning a portion of the return generated from the collateral (or a portion of the return on the investment of cash collateral). Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

STANDBY COMMITMENTS--Some securities dealers are willing to sell Municipal Securities to a Fund accompanied by their commitments to repurchase the Municipal Securities prior to maturity, at the Fund's option, for the amortized cost of the Municipal Securities at the time of repurchase. These arrangements are not used to protect against changes in the market value of Municipal Securities. They permit a Fund, however, to remain fully invested and still provide liquidity to satisfy redemptions. The cost of Municipal Securities accompanied by these "standby" commitments could be greater than the cost of Municipal Securities without such commitments. Standby commitments are not marketable or otherwise assignable and have value only to a Fund. The default or bankruptcy of a securities dealer giving such a commitment would not affect the quality of the Municipal Securities purchased. However, without a standby commitment, these securities could be more difficult to sell. The Tax Exempt Fund enters into standby commitments only with those dealers whose credit the investment adviser believes to be of high quality.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits may be considered to be illiquid securities.

U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Tax Exempt Fund's shares.

U.S. GOVERNMENT SECURITIES--Any guaranty by the U.S. Government of the securities in which a Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Funds do not expect to trade STRIPS actively.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Tax Exempt Fund may carry variable or floating rates of interest, may involve a conditional or unconditional

16


demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. However, the Tax Exempt Fund may purchase securities on a when-issued or delayed basis only when settlement takes place within 15 days of the purchase of such securities. To the extent required by the 1940 Act, the Tax Exempt Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Tax Exempt Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.


TABLE OF CONTENTS
--------------------------------------------------------------------------------
Summary.....................................................................   2
Expense Summary.............................................................   3
The Trust...................................................................   4
Investment Objective and Policies for the Treasury Fund.....................   4
Investment Objective and Policies for the Tax Exempt Fund...................   4
General Investment Policies.................................................   5
Investment Limitations......................................................   5
Purchase of Shares..........................................................   5
Exchanges...................................................................   7
Redemption of Shares........................................................   7
The Adviser.................................................................   8
The Sub-Adviser.............................................................   9
The Administrator...........................................................   9
The Shareholder Servicing Agent and Transfer Agent..........................   9
The Distributor.............................................................  10
Performance.................................................................  10
Taxes.......................................................................  11
General Information.........................................................  12
Description of Permitted Investments and Risk Factors.......................  13

MARQUIS FUNDS (R)
                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS
                     . GOVERNMENT SECURITIES FUND
                     . LOUISIANA TAX-FREE INCOME FUND

                     . STRATEGIC INCOME BOND FUND
                     . BALANCED FUND
                     . VALUE EQUITY FUND
                     . GROWTH EQUITY FUND
                     . SMALL CAP EQUITY FUND
                     . INTERNATIONAL EQUITY FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers Class A and Class B shares of the above funds (collectively, the "Funds" and each a "Fund"), each of which is a separate series of the Trust.

Class A shares are sold with a front-end sales load that will be reduced or waived in certain circumstances. Class B shares are sold subject to annual distribution and service fees and a contingent deferred sales charge that is eliminated five years after purchase, at which point the Class B shares automatically convert into Class A shares.

The Small Cap Equity Fund currently seeks to achieve its objective of capital appreciation by investing up to 100% of its assets in the Small Cap Growth Portfolio, a separate series of SEI Institutional Managed Trust ("SIMT"), an open-end management investment company advised by SEI Financial Management Corporation ("SFM"), with an investment objective, investment policies and restrictions identical to those of the Small Cap Equity Fund. The performance of the Small Cap Equity Fund, therefore, will be directly related to the performance of the Small Cap Growth Portfolio.

The International Equity Fund currently seeks to achieve its objective of long-term capital appreciation by investing up to 100% of its assets in the International Equity Portfolio, a separate series of SEI International Trust ("SIT"), an open-end management investment company advised by SFM, with an investment objective, investment policies and restrictions identical to those of the International Equity Fund. The performance of the International Equity Fund, therefore, will be directly related to the performance of the International Equity Portfolio.

This Prospectus sets forth concisely the information about the Funds and the Trust that a prospective investor should know before investing in any of the Funds. Investors are advised to read this Prospectus and retain it for future
reference. A Statement of Additional Information dated       1997 has been
filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

JANUARY 28, 1997

2

                                    SUMMARY

  MARQUIS FUNDS (R) (the "Trust") is an open-end, management investment company providing a convenient way to invest in professionally managed portfolios of securities. This summary provides basic information about the Class A and the Class B shares of the Trust's Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund (these three, collectively, the "Fixed Income Funds"), Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund (these five, collectively, the "Equity Funds"). Each Fund is a separate series of the Trust.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF EACH FUND? The GOVERNMENT SECURITIES FUND seeks to provide current income consistent with relative stability of capital by investing primarily in U.S. Government securities. The LOUISIANA TAX-FREE INCOME FUND seeks to provide a level of current income consistent with relative stability of capital by investing primarily in investment grade securities, the interest on which is exempt from federal income tax and Louisiana personal income taxes and is not a preference item for purposes of the alternative minimum tax. The STRATEGIC INCOME BOND FUND seeks to provide current income by investing primarily in investment grade fixed income securities. The BALANCED FUND seeks to provide capital appreciation and current income through the regular payment of dividends and interest by investing in a combination of equity, fixed income and money market instruments. The VALUE EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in equity securities which have a low current valuation relative to various measures of intrinsic value. The GROWTH EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in companies whose sales end earnings are expected to grow at an above average rate. The SMALL CAP EQUITY FUND seeks to provide long-term capital appreciation by investing up to 100% of its assets in Class A shares of the Small Cap Growth Portfolio of SIMT, which in turn invests primarily in equity securities of smaller growth companies (i.e., companies with market capitalizations of less than $1 billion at the time of purchase). The INTERNATIONAL EQUITY FUND seeks to provide long-term capital appreciation by investing up to 100% of its assets in Class A shares of the International Equity Portfolio of SIT, which in turn invests primarily in a diversified portfolio of equity securities of non-U.S. issuers. There can be no assurance that any Fund will achieve its investment objective.

  WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? The investment policies of each Fund entail certain risks and considerations of which an investor should be aware. Values of fixed income securities and, correspondingly, share prices of Funds invested in such securities, tend to vary inversely with interest rates and may be affected by other market and economic factors as well. The Louisiana Tax-Free Income Fund, which is a non-diversified fund, will invest primarily in Louisiana municipal securities. The Fixed Income Funds and the Balanced Fund may also invest in securities that have speculative characteristics. The Balanced, Value Equity and Growth Equity Funds may purchase equity securities that are volatile and may fluctuate in value more than other types of investments. The Small Cap Equity Fund and the International Equity Fund (together, the "Feeder Funds") are currently "feeder" funds in separate Corporate Master-Feeder(TM) structures. That is, the Small Cap Equity Fund and International Equity Fund each invest in another open-end management investment company and hold as their only investment securities, shares of a single "master" fund, in this case, the Small Cap Growth Portfolio and the International Equity Portfolio (together, the "Portfolios"), respectively.

  ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of the security or the yield or value of shares of that Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

  For more information about each Fund, see "Investment Objectives and Policies," "General Investment Policies" and "Description of Permitted Investments and Risk Factors."

  HOW DO I PURCHASE SHARES? The Funds offer two classes of shares to the general public: Class A shares and Class B shares.

3

  Class A shares are offered at net asset value per share plus a maximum initial sales charge of 3.50%. Certain purchases of Class A shares qualify for waived or reduced initial sales charges. Class A shares of the Funds are not subject to sales charges at the time of redemption and are not assessed any annual distribution fees.

  Class B shares are offered at net asset value per share and are subject to a maximum contingent deferred sales charge of 3.50% of redemption proceeds during the first year, declining each year thereafter and reaching 0% after the fifth year. Class B shares of the Funds pay annual distribution and service fees of .75% of their average daily net assets. Class B shares convert automatically to Class A shares five years after the beginning of the calendar month in which the shareholder's purchase order was accepted. For more information on Class A and Class B shares, see "How to Purchase Shares," "Alternative Sales Charge Options" and "The Distributor."

  WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans (the "Adviser") serves as the Adviser to each Fund. With respect to the Small Cap Equity Fund and the International Equity Fund, the Adviser invests in a "master" fund, cash and other non-investment securities and monitors the performance of SFM as the manager of the Small Cap Growth Portfolio and the International Equity Portfolio. See "Expense Summary" and "The Adviser."

  WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

  WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as transfer agent, dividend disbursing agent and shareholder servicing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

  WHO IS THE DISTRIBUTOR? SEI Financial Services Company ("SFS") serves as distributor of the Trust's shares. See "The Distributor."

  HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of each Fund is distributed in the form of periodic dividends. Any net realized capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends."

4

                                EXPENSE SUMMARY

                                                                        ALL FUNDS
 SHAREHOLDER TRANSACTION EXPENSES                                        CLASS A
---------------------------------------------------------------------------------
 Maximum Sales Load Imposed on Purchases (as a percentage of offering
  price)                                                                  3.50%
 Maximum Sales Load Imposed on Reinvested Dividends (as a percentage
  of offering price)                                                      None
 *Maximum Contingent Deferred Sales Charge (as a percentage of original
   purchase price or redemption proceeds, as applicable)                  None
 Wire Redemption Fee                                                       $25
 Exchange Fee                                                             None
=================================================================================

 * A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased. See "Alternative Sales Charge Options--Class A Shares."

ANNUAL OPERATING EXPENSES--CLASS A
(as a percentage of average net assets)

                                     LOUISIANA STRATEGIC
                          GOVERNMENT TAX-FREE   INCOME
                          SECURITIES  INCOME     BOND    BALANCED VALUE EQUITY GROWTH EQUITY
--------------------------------------------------------------------------------------------
Management Fees (after
 fee waivers) (1)            .48%      .27%      .55%      .66%       .74%          .64%
12b-1 Fees                   None      None      None      None       None          None
Other Expenses (1)(2)        .22%      .38%      .35%      .24%       .26%          .36%
--------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers) (3)     .70%      .65%      .90%      .90%      1.00%         1.00%
============================================================================================

(1) The Adviser has voluntarily agreed to waive its fee, and the Administrator has voluntarily agreed to reimburse Other Expenses, to the extent necessary to keep "Total Operating Expenses" from exceeding .70% for the Government Securities Fund, .65% for the Louisiana Tax-Free Income Fund, .90% for the Strategic Income Bond Fund, .90% for the Balanced Fund, 1.00% for the Value Equity Fund and 1.00% for the Growth Equity Fund. The Adviser and Administrator each reserves the right to terminate its waiver or reimbursement, respectively, at any time in its sole discretion. Absent such waivers, management fees would be as follows: Government Securities Fund--.55%; Louisiana Tax-Free Income Fund--.35%; Strategic Income Bond Fund--.74%; Balanced Fund--.74%, Value Equity Fund--.74% and Growth Equity Fund--.74%.

(2) Other Expenses for the Growth Equity Fund and Strategic Income Bond Fund are based on estimated amounts for the current fiscal year.

(3) Absent the Adviser's voluntary fee waiver and the Administrator's voluntary fee reimbursement, Total Operating Expenses for Class A shares would be as follows: Government Securities Fund--.80%; Louisiana Tax-Free Income Fund--.75%; Strategic Income Bond Fund--1.09%; Balanced Fund-- 1.01%; Value Equity Fund--1.02%; and Growth Equity Fund--1.12%. Total Operating Expenses for the Government Securities Fund, Louisiana Tax-Free Fund, Balanced Fund and Value Equity Fund have been restated to reflect current fees.

5

ANNUAL OPERATING EXPENSES--CLASS A
(as a percentage of average net assets)

                                                     SMALL CAP   INTERNATIONAL
                                                     EQUITY FUND  EQUITY FUND
------------------------------------------------------------------------------
Management Fees (after fee waivers) (1)                 1.19%        1.15%
12b-1 Fees                                               None         None
Other Expenses (after fee reimbursements) (1)(2)         .11%         .40%
------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (1)(3)     1.30%        1.55%
==============================================================================

(1) Management Fees include fees at the "master" level of 1.00% and .96% for the Small Cap Growth Portfolio and the International Equity Portfolio, respectively, and fees at the "feeder" level of .19% and .19% for the Small Cap Equity Fund and the International Equity Fund, respectively. The Adviser has voluntarily agreed to waive its fee, and the Administrator has voluntarily agreed to reimburse Other Expenses, to the extent necessary to keep the Total Operating Expenses at the feeder level from exceeding .20% for the Small Cap Equity Fund and .27% for the International Equity Fund. The Adviser and the Administrator each reserves the right to terminate its waiver or reimbursement, respectively, at any time in its sole discretion. Absent such waiver, Management Fees at the feeder level would be .40% for the Small Cap Equity Fund and .40% for the International Equity Fund. Absent such reimbursements, Other Expenses at the feeder level for the Small Cap Equity Fund and International Equity Fund are estimated to be .60% and .67%, respectively, for the current fiscal year.


(2) Other Expenses include expenses at the "master" level of .10% and .32% for the Small Cap Growth Portfolio and the International Equity Portfolio, respectively, and expenses at the "feeder" level of .01% and .08% for the Small Cap Equity Fund and the International Equity Fund, respectively. The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee at the master level with respect to the Portfolios and the Other Expenses shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Other Expenses of the Small Cap Growth Portfolio and International Equity Portfolio at the master level would be .32% and .44%, respectively.

(3) Absent the master fund adviser's voluntary fee waivers, the Adviser's voluntary fee waivers and the Administrator's voluntary reimbursements, Total Operating Expenses are estimated to be as follows: Small Cap Equity Fund--2.32%; and International Equity Fund--2.47%.

The Trustees believe that, because of the resultant economies of scale and associated decreased expenses, the aggregate per share expenses of both the Small Cap Equity Fund and International Equity Fund together with those of the corresponding Portfolio will be approximately equal to the expenses the respective Fund would incur if it invested directly in securities in which the corresponding Portfolio invests.

EXAMPLE
------------------------------------------------------------------------
                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------
You would pay the following expenses on
 a $1,000 investment in Class A shares
 assuming (1) imposition of the maximum
 sales load; (2) 5% annual return and
 (3) redemption at the end of each time
 period:
        Government Securities Fund        $42     $57     $73     $119
        Louisiana Tax-Free Income Fund    $41     $55     $70     $113
        Strategic Income Bond Fund        $44     $63     N/A      N/A
        Balanced Fund                     $44     $63     $83     $142
        Value Equity Fund                 $45     $66     $88     $153
        Growth Equity Fund                $45     $66     N/A      N/A
        Small Cap Equity Fund             $48     $75     N/A      N/A
        International Equity Fund         $50     $82     N/A      N/A
========================================================================

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE STRATEGIC INCOME BOND, GROWTH EQUITY, SMALL CAP EQUITY AND INTERNATIONAL EQUITY FUNDS WERE EITHER NOT OPERATIONAL OR HAD JUST RECENTLY BECOME OPERATIONAL AS OF THE DATE OF THIS PROSPECTUS, THE FUNDS HAVE NOT PROJECTED EXPENSES BEYOND THE THREE-YEAR PERIOD SHOWN.

6


The purpose of the foregoing table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class A shares of the Funds. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. The information set forth in the foregoing table and example relates only to Class A shares. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

The rules of the Securities and Exchange Commission require that the maximum sales charge be reflected in the above table. However, certain investors may qualify for reduced sales charges. See "Alternative Sales Charge Options-Class A Shares."

                                                                      ALL FUNDS
SHAREHOLDER TRANSACTION EXPENSES                                       CLASS B
-------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases
 (as a percentage of offering price)                                     None
Maximum Sales Load Imposed on Reinvested Dividends
 (as a percentage of offering price)                                     None
Maximum Contingent Deferred Sales Charge
 (as a percentage of original purchase price or redemption proceeds,
 as applicable)                                                         3.50%
Wire Redemption Fee                                                       $25
Exchange Fee                                                             None

ANNUAL OPERATING EXPENSES--CLASS B
(as a percentage of average net assets)

                                     LOUISIANA STRATEGIC
                          GOVERNMENT TAX-FREE   INCOME
                          SECURITIES  INCOME   BOND FUND BALANCED VALUE EQUITY GROWTH EQUITY
--------------------------------------------------------------------------------------------
Management Fees
 (after fee waivers) (1)      .48%      .27%      .55%      .66%       .74%         .64%
12b-1 Fees                    .75%      .75%      .75%      .75%       .75%         .75%
Other Expenses (1)(2)         .22%      .38%      .35%      .24%       .26%         .36%
--------------------------------------------------------------------------------------------
Total Operating Expenses
 (after fee waivers) (3)     1.45%     1.40%     1.65%     1.65%      1.75%        1.75%
============================================================================================

(1) The Adviser has voluntarily agreed to waive its fee, and the Administrator has voluntarily agreed to reimburse Other Expenses, to the extent necessary to keep "Total Operating Expenses" from exceeding 1.45% for the Government Securities Fund, 1.40% for the Louisiana Tax-Free Income Fund, 1.65% for the Strategic Income Bond Fund and 1.65% for the Balanced Fund, 1.75% for the Value Equity Fund, and 1.75% for the Growth Equity Fund. The Adviser and Administrator each reserves the right to terminate its waiver or reimbursement, respectively, at any time in its sole discretion. Absent such waivers, advisory fees would be as follows: Government Securities Fund--.55%; Louisiana Tax-Free Income Fund--.35%; Strategic Income Bond Fund--.74%; Balanced Fund--.74%, Value Equity Fund--.74% and Growth Equity Fund--.74%.

(2) Other Expenses for the Growth Equity Fund and Strategic Income Bond Fund are based on estimated amounts for the current fiscal year.

(3) Absent the Adviser's voluntary fee waiver and the Administrator's voluntary fee reimbursement, Total Operating Expenses for Class B shares would be as follows: Government Securities Fund--1.55%; Louisiana Tax-Free Income Fund--1.50%; Strategic Income Bond Fund--1.84%; Balanced Fund-- 1.76%; Value Equity Fund--1.77%; and Growth Equity Fund--1.87%. Total Operating Expenses for the Government Securities Fund, Louisiana Tax-Free Fund, Balanced Fund and Value Equity Fund have been restated to reflect current fees.

                                                      SMALL CAP  INTERNATIONAL
                                                     EQUITY FUND  EQUITY FUND
------------------------------------------------------------------------------
Management Fees (after fee waivers)(1)                  1.19%        1.15%
12b-1 Fees                                               .75%         .75%
Other Expenses (after fee reimbursements)(1)(2)          .11%         .40%
------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers) (1)(3)     2.05%        2.30%
==============================================================================

(1) Management Fees include fees at the "master" level of 1.00% and .96% for the Small Cap Growth Portfolio and the International Equity Portfolio, respectively, and fees at the "feeder" level of .19% and .19% for the Small Cap Equity Fund and the International Equity Fund, respectively. The Adviser has voluntarily agreed to waive its fee, and the Administrator has voluntarily agreed to reimburse Other Expenses, to the extent necessary to keep the Total Operating Expenses at the feeder level from exceeding .20% for the Small Cap Equity Fund and .27% for the International Equity Fund. The Adviser and the Administrator each reserves the right to terminate its waiver or reimbursement, respectively, at any time in its sole discretion. Absent such waiver, Management Fees at the feeder level would be .40% for the Small Cap Equity Fund and .40% for the International Equity Fund. Absent such reimbursements, Other Expenses at the feeder level for the Small Cap Equity Fund and International Equity Fund are estimated to be .60% and .67%, respectively, for the current fiscal year.

7


(2) Other Expenses include expenses at the "master" level of .10% and .32% for the Small Cap Growth Portfolio and the International Equity Portfolio, respectively, and expenses at the "feeder" level of .01% and .08% for the Small Cap Equity Fund and the International Equity Fund, respectively. The Distributor has waived, on a voluntary basis, all or a portion of its shareholder servicing fee at the master level with respect to the Portfolios and the Other Expenses shown reflect this waiver. The Distributor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers, Other Expenses of the Small Cap Growth Portfolio and International Equity Portfolio at the master level would be .32% and .44%, respectively.

(3) Absent the master fund adviser's voluntary fee waivers, the Adviser's voluntary fee waivers and the Administrator's voluntary reimbursements, Total Operating Expenses are estimated to be as follows: Small Cap Equity Fund--3.07%; and International Equity Fund--3.22%.

  The Trustees believe that, because of the resultant economies of scale and associated decreased expenses, the aggregate per share expenses of both of the Small Cap Equity Fund and International Equity Fund together with those of the corresponding Portfolio will be approximately equal to the expenses the respective Fund would incur if it invested directly in securities in which the corresponding Portfolio invests.

EXAMPLE
-------------------------------------------------------------------------------
                                               1 YEAR 3 YEARS 5 YEARS 10 YEARS
------------------------------------------------------------------------------
You would pay the following expenses on a
 $1,000 investment in Class B shares assuming
 (1) deduction of the maximum contingent
 deferred sales charge applicable and (2) 5%
 annual return:
      Government Securities Fund
        Assuming a complete redemption at end
         of period                              $50     $66    $ 84    $125*
        Assuming no redemptions                 $15     $46    $ 79    $125*
      Louisiana Tax-Free Income Fund
        Assuming a complete redemption at end
         of period                              $49     $64    $ 82    $119*
        Assuming no redemptions                 $14     $44    $ 77    $119*
      Strategic Income Bond Fund
        Assuming a complete redemption at end
         of period                              $52     $72     N/A      N/A
        Assuming no redemptions                 $17     $52     N/A      N/A
      Balanced Fund
        Assuming a complete redemption at end
         of period                              $52     $72    $ 95    $147*
        Assuming no redemptions                 $17     $52    $ 90    $147*
      Value Equity Fund
        Assuming a complete redemption at end
         of period                              $53     $75    $100    $159*
        Assuming no redemptions                 $18     $55    $ 95    $159*
      Growth Equity Fund
        Assuming a complete redemption at end
         of period                              $53     $75     N/A      N/A
        Assuming no redemptions                 $18     $55     N/A      N/A
      Small Cap Equity Fund
        Assuming a complete redemption at end
         of period                              $56     $84     N/A      N/A
        Assuming no redemptions                 $21     $64     N/A      N/A
      International Equity Fund
        Assuming a complete redemption at end
         of period                              $58     $92     N/A      N/A
        Assuming no redemptions                 $23     $72     N/A      N/A
==============================================================================

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. BECAUSE THE STRATEGIC INCOME BOND, GROWTH EQUITY, SMALL CAP EQUITY AND INTERNATIONAL EQUITY FUNDS WERE EITHER NOT OPERATIONAL OR HAD JUST RECENTLY BECOME OPERATIONAL AS OF THE DATE OF THIS PROSPECTUS, THE FUNDS HAVE NOT PROJECTED EXPENSES BEYOND THE THREE-YEAR PERIOD SHOWN.
* Class B shares automatically convert to Class A shares after 5 years.

The purpose of the foregoing table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class B shares of the Funds. The information set forth in the foregoing table and example relates only to Class B shares.

Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

Long-term Class B shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by National Association of Securities Dealers, Inc.'s Conduct Rules.

8

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144. The Strategic Income Bond, Small Cap Equity and International Equity Funds had not commenced operations as of September 30, 1996.

For a Class A Share Outstanding Throughout each Period ended September 30,

                                 REALIZED                                                       RATIO OF  RATIO OF   RATIO OF
                                    AND                                  NET             NET    EXPENSES    NET      EXPENSES
           NET ASSET            UNREALIZED  DISTRIBUTIONS DISTRIBUTIONS ASSET           ASSETS     TO    INVESTMENT TO AVERAGE
             VALUE      NET      GAINS OR     FROM NET        FROM      VALUE           END OF  AVERAGE  INCOME TO  NET ASSETS
           BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL    END OF  TOTAL   PERIOD    NET     AVERAGE   (EXCLUDING
           OF PERIOD   INCOME   INVESTMENTS    INCOME         GAINS     PERIOD RETURN+  (000)    ASSETS  NET ASSETS  WAIVERS)
           --------- ---------- ----------- ------------- ------------- ------ ------- -------- -------- ---------- ----------
 GOVERNMENT SECURITIES FUND CLASS A
 1996       $ 9.87     $0.55      $(0.16)      $(0.55)       $   --     $ 9.71   4.10% $160,317   0.70%     5.53%      0.79%
 1995         9.41      0.54        0.46        (0.54)           --       9.87  10.84   124,404   0.70      5.63       0.84
 1994        10.00      0.43       (0.59)       (0.43)           --       9.41  (1.66)   97,562   0.70      4.43       0.90

 LOUISIANA TAX-FREE INCOME FUND CLASS A
 1996       $ 9.79     $0.42      $  --        $(0.42)       $   --     $ 9.79   4.48% $ 20,937   0.65%     4.38%      0.75%
 1995         9.38      0.42        0.41        (0.42)           --       9.79   9.01    11,705   0.65      4.51       0.95
 1994        10.00      0.36       (0.62)       (0.36)           --       9.38  (2.68)    6,971   0.65      4.10       1.72

 BALANCED FUND CLASS A
 1996       $10.87     $0.38      $ 0.59       $(0.38)       $(0.15)    $11.31   9.11% $114,384   0.89%     3.53%      1.01%
 1995         9.59      0.37        1.28        (0.37)           --      10.87  17.58    87,076   0.85      3.70       1.04
 1994        10.00      0.31       (0.41)       (0.31)           --       9.59  (1.02)   71,379   0.85      3.18       1.14

 VALUE EQUITY FUND CLASS A
 1996       $11.81     $0.25      $ 1.30       $(0.25)       $(0.18)    $12.93  13.38% $ 93,508   0.97%     2.12%      1.02%
 1995         9.65      0.24        2.16        (0.24)           --      11.81  25.13    58,854   0.90      2.40       1.07
 1994        10.00      0.18       (0.35)       (0.18)           --       9.65  (1.64)   41,922   0.90      1.95       1.17

 GROWTH EQUITY FUND CLASS A
 1996(1)    $11.00     $0.05      $ 1.10       $(0.05)       $   --     $12.10  10.46% $ 18,400   1.00%*    0.73%*     1.12%*

            RATIO OF
              NET
           INVESTMENT
           INCOME TO
            AVERAGE
           NET ASSETS PORTFOLIO   AVERAGE
           (EXCLUDING TURNOVER   COMMISSION
            WAIVERS)    RATE       RATE**
           ---------- ---------- ----------
 GOVERNMENT SECURITIES FUND CLASS A
 1996         5.44%     22.80%        n/a
 1995         5.49      18.33         n/a
 1994         4.23      37.80         n/a
 LOUISIANA TAX-FREE INCOME FUND CLASS A
 1996         4.28%      8.26%        n/a
 1995         4.21       2.31         n/a
 1994         3.03      30.31         n/a
 BALANCED FUND CLASS A
 1996         3.41%     57.22%     $.0794
 1995         3.51      55.06         n/a
 1994         2.89      64.09         n/a
 VALUE EQUITY FUND CLASS A
 1996         2.07%     95.93%     $.0795
 1995         2.23      97.88         n/a
 1994         1.68     161.42         n/a
 GROWTH EQUITY FUND CLASS A
 1996(1)      0.61%*    91.09%*    $.0797

--------
+  Total Return does not reflect sales load on Class A shares.

*  Annualized.

** Average commission rate paid for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

(1) Commenced operations on March 1, 1996.

9

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144. The Strategic Income Bond, Small Cap Equity and International Equity Funds had not commenced operations as of September 30, 1996.

For a Class B Share Outstanding Throughout each Period ended September 30,

                                                                                                         RATIO OF
                                 REALIZED                                                      RATIO OF    NET      RATIO OF
                                    AND                                  NET             NET   EXPENSES INVESTMENT  EXPENSES
           NET ASSET            UNREALIZED  DISTRIBUTIONS DISTRIBUTIONS ASSET           ASSETS    TO    INCOME TO  TO AVERAGE
             VALUE      NET      GAINS OR     FROM NET        FROM      VALUE           END OF AVERAGE   AVERAGE   NET ASSETS
           BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT      CAPITAL    END OF  TOTAL   PERIOD   NET       NET     (EXCLUDING
           OF PERIOD   INCOME   INVESTMENTS    INCOME         GAINS     PERIOD RETURN+  (000)   ASSETS    ASSETS    WAIVERS)
           --------- ---------- ----------- ------------- ------------- ------ -------  ------ -------- ---------- ----------
 GOVERNMENT SECURITIES FUND CLASS B
 1996       $ 9.92     $0.46      $(0.15)      $(0.47)       $   --     $ 9.76   3.23%  $  523   1.45%     4.81%      1.54%
 1995         9.46      0.46        0.47        (0.47)           --       9.92  10.10      244   1.45      4.86       1.59
 1994        10.04      0.31       (0.58)       (0.31)           --       9.46  (2.84)*    147   1.45*     3.88*      1.69*
 LOUISIANA TAX-FREE INCOME FUND CLASS B
 1996       $ 9.79     $0.35      $   --       $(0.35)       $   --     $ 9.79   3.60%  $  727   1.40%     3.62%      1.50%
 1995         9.39      0.35        0.40        (0.35)           --       9.79   8.21      567   1.40      3.77       1.70
 1994         9.87      0.27       (0.48)       (0.27)           --       9.39  (2.58)*    601   1.40*     3.35*      2.47*
 BALANCED FUND CLASS B
 1996       $10.93     $0.30      $ 0.59       $(0.30)       $(0.15)    $11.37   8.30%  $1,996   1.64%     2.80%      1.76%
 1995         9.64      0.30        1.29        (0.30)           --      10.93  16.75    1,137   1.60      2.95       1.79
 1994        10.03      0.18       (0.39)       (0.18)           --       9.64  (2.24)*    868   1.60*     2.55*      1.94*
 VALUE EQUITY FUND CLASS B
 1996       $11.86     $0.17      $ 1.29       $(0.17)       $(0.18)    $12.97  12.49%  $3,990   1.73%     1.37%      1.77%
 1995         9.70      0.15        2.17        (0.16)           --      11.86  24.17    1,288   1.65      1.62       1.82
 1994         9.95      0.08       (0.25)       (0.08)           --       9.70  (1.82)*    389   1.65*     1.30*      1.93*
 GROWTH EQUITY FUND CLASS B
 1996(1)    $11.14     $0.01      $ 0.93       $(0.01)       $   --     $12.07   8.48%  $  152   1.75%*   (0.02)*     1.87%*
            RATIO OF
              NET
           INVESTMENT
           INCOME TO
            AVERAGE
           NET ASSETS PORTFOLIO  AVERAGE
           (EXCLUDING TURNOVER  COMMISSION
            WAIVERS)    RATE      RATE**
           ---------- --------- ----------
 GOVERNMENT SECURITIES FUND CLASS B
 1996         4.72%     22.80%       n/a
 1995         4.72      18.33        n/a
 1994         3.64*     37.80        n/a
 LOUISIANA TAX-FREE INCOME FUND CLASS B
 1996         3.52%      8.26%       n/a
 1995         3.47       2.31        n/a
 1994         2.28*     30.31        n/a
 BALANCED FUND CLASS B
 1996         2.68%     57.22%    $.0794
 1995         2.76      55.06        n/a
 1994         2.21*     64.09        n/a
 VALUE EQUITY FUND CLASS B
 1996         1.33%     95.93%    $0.795
 1995         1.45      97.88        n/a
 1994         1.02*    161.42        n/a
 GROWTH EQUITY FUND CLASS B
 1996(1)     (0.14)*    91.09%    $.0797

--------
+ Total return does not reflect contingent deferred sales charge on Class B shares.
*  Annualized.

** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.


(1) Commenced operations on April 19, 1996.

10

FINANCIAL HIGHLIGHTS

The following are financial highlights of the Small Cap Growth Portfolio of SIMT for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIMT's financial statements as of, and for the fiscal year ended, September 30, 1996 and notes thereto which have been audited by Price Waterhouse LLP, independent accountants, which are incorporated by reference into this Statement of Additional Information. Additional performance information is set forth in SIMT's 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-342-5734.

For a Class A Share Outstanding Throughout the Period ended September 30,

                                                                                                                      RATIO OF
                                  NET                                                          RATIO     RATIO OF     EXPENSES
                               REALIZED                                NET                       OF         NET          TO
                                  AND     DISTRIBUTIONS DISTRIBUTIONS ASSET            NET    EXPENSES  INVESTMENT    AVERAGE
         NET ASSET    NET     UNREALIZED      FROM          FROM      VALUE           ASSETS     TO    INCOME (LOSS)    NET
           VALUE   INVESTMENT    GAINS         NET        REALIZED     END            END OF  AVERAGE   TO AVERAGE     ASSETS
         BEGINNING   INCOME   (LOSSES ON   INVESTMENT      CAPITAL      OF   TOTAL    PERIOD    NET         NET      (EXCLUDING
         OF PERIOD   (LOSS)   SECURITIES)    INCOME         GAINS     PERIOD RETURN*  (000)    ASSETS     ASSETS      WAIVERS)
         --------- ---------- ----------- ------------- ------------- ------ ------  -------- -------- ------------- ----------
SMALL CAP GROWTH PORTFOLIO CLASS A
1996      $19.88     $(0.08)     $4.37       $   --        $ 3.66     $20.51 26.56%  $380,525  1.10%       (0.63)%     1.11%
1995       14.04      (0.14)      5.98           --            --      19.88 41.65%   310,238  1.10%       (0.60)%     1.13%
1994       14.67      (0.05)      0.07           --         (0.65)     14.04  0.23%   300,296  1.01%       (0.51)%     1.11%
1993       10.65      (0.02)      4.05        (0.01)           --      14.67 37.81%   193,816  0.97%       (0.25)%     1.14%
1992(1)    10.00       0.02       0.65        (0.02)           --      10.65 15.07%    36,191  0.97%        0.49%      1.29%
          RATIO OF
            NET
         INVESTMENT
           INCOME
           (LOSS)
         TO AVERAGE
            NET               AVERAGE
           ASSETS   PORTFOLIO  COMM-
         (EXCLUDING TURNOVER  ISSION
          WAIVERS)    RATE    RATE**
         ---------- --------- -------
SMALL CAP GROWTH PORTFOLIO CLASS A
1996       (0.64)%    167%    $0.0529
1995       (0.63)%    113%        N/A
1994       (0.61)%     97%        N/A
1993       (0.42)%     85%        N/A
1992(1)     0.17%      33%        N/A

--------
 *  Sales load is not reflected in total return.

** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) Small Cap Growth Class A shares were offered beginning April 20, 1992. All ratios including total return for that period have been annualized.

The following financial highlights of the International Equity Portfolio of SIT for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIT's 1)unaudited financial statements as of, and for the period ended, August 31, 1996 and notes thereto which are incorporated by reference into the Statement of Additional Information and 2) financial statements as of, and for the fiscal year ended, February 29, 1996 and notes thereto which have been audited by Price Waterhouse LLP, independent accountants, which are incorporated by reference into this Statement of Additional Information. Additional performance information is set forth in SIT's 1996 Semi-Annual Report to Shareholders and is available upon request and without charge by calling 1-800-342-5734.

For a Class A Share Outstanding Throughout each Period ended February 28 or
29,

                                                                                                         RATIO     RATIO OF
                                   NET                                           NET                       OF         NET
                                 REALIZED  DISTRIBUTIONS DISTRIBUTIONS          ASSET            NET    EXPENSES  INVESTMENT
           NET ASSET    NET        AND         FROM          FROM               VALUE           ASSETS     TO    INCOME (LOSS)
             VALUE   INVESTMENT UNREALIZED      NET        REALIZED    RETURN    END            END OF  AVERAGE   TO AVERAGE
           BEGINNING   INCOME     GAINS     INVESTMENT      CAPITAL      OF       OF   TOTAL    PERIOD    NET         NET
           OF PERIOD   (LOSS)    (LOSSES)    INCOME(A)       GAINS     CAPITAL  PERIOD RETURN   (000)    ASSETS     ASSETS
           --------- ---------- ---------- ------------- ------------- -------  ------ ------  -------- -------- -------------
 INTERNATIONAL EQUITY PORTFOLIO CLASS A
 1996*      $10.00     $0.09      $ 0.12       $  --         $  --     $   --   $10.21  2.10%  $449,655   1.27%      1.78%
 1996         9.59      0.14        1.45       (0.19)        (0.99)        --    10.00 17.30    347,646   1.25       1.29
 1995        11.00      0.15       (0.97)         --         (0.59)        --     9.59 (7.67)   328,503   1.19       1.30
 1994         8.93      0.13        2.05       (0.11)           --         --    11.00 24.44    503,498   1.10       1.46
 1993         9.09      0.16        0.04       (0.36)           --         --     8.93  2.17    178,287   1.10       1.80
 1992         9.56      0.19       (0.36)      (0.30)           --         --     9.09 (1.63)    92,456   1.10       2.07
 1991         9.62      0.18       (0.14)         --         (0.01)     (0.09)    9.65  0.36     35,829   1.10       3.52
 1990(1)     10.00      0.04       (0.42)         --            --         --     9.62 (3.70)     8,661   1.10       3.13
                       RATIO OF
                         NET
            RATIO OF  INVESTMENT
            EXPENSES    INCOME
               TO       (LOSS)
            AVERAGE   TO AVERAGE
              NET        NET               AVERAGE
             ASSETS     ASSETS   PORTFOLIO  COMM-
           (EXCLUDING (EXCLUDING TURNOVER  ISSION
            WAIVERS)   WAIVERS)    RATE    RATE**
           ---------- ---------- --------- -------
 INTERNATIONAL EQUITY PORTFOLIO CLASS A
 1996*        1.31%      1.74%       54%     N/A
 1996         1.29       1.25       102      N/A
 1995         1.21       1.28        64      N/A
 1994         1.24       1.32        19      N/A
 1993         1.53       1.37        23      N/A
 1992         1.52       1.63        79      N/A
 1991         1.64       2.98        14      N/A
 1990(1)      5.67      (1.44)       --      N/A

--------
* For the six month period ended August 31, 1996 (unaudited). All ratios, excluding total return, for that period have been annualized. Amounts designated as "----" are either $0 or have been rounded to $0.

** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(1) International Equity (formerly the Core International Equity Portfolio) Class A shares were offered beginning December 20, 1989. All ratios for that period have been annualized.
(A) Distributions from net investment income include distributions of certain foreign currency gains and losses.

11

THE TRUST

MARQUIS FUNDS(R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares") in the Funds through two separate classes, Class A and Class B, which provide for variations in sales charges, distribution costs, voting rights and dividends. Except for these differences between classes, each share of each Fund represents an undivided, proportionate interest in that Fund. Each Fund and each Portfolio is a diversified mutual fund, except for the Louisiana Tax-Free Income Fund, which is non-diversified. Information regarding shares of the Trust's Treasury Securities Money Market Fund, Institutional Money Market Fund and Tax Exempt Money Market Fund (the "Money Market Funds") is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVES AND POLICIES

THE GOVERNMENT SECURITIES FUND seeks to provide current income consistent with relative stability of capital.

Under normal conditions, the Fund will invest at least 65% of its total assets in obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities ("U.S. Government securities"). The Fund may also invest in the following securities if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization (an "NRSRO") or is of comparable quality as determined by First National Bank of Commerce in New Orleans (the "Adviser"): (i) corporate bonds and debentures rated in one of the four highest rating categories by an NRSRO; (ii) privately issued mortgage-backed securities rated in the highest rating category by an NRSRO; (iii) asset-backed securities rated in the highest rating category by an NRSRO; (iv) repurchase agreements involving any of the foregoing securities (including U.S. Government securities); and (v) money market securities (as defined in the "Description of Permitted Investments and Risk Factors"). For a description of ratings, see "Appendix."
Normally, the Fund will maintain a dollar-weighted average portfolio maturity of three to ten years; however, under certain circumstances this average weighted maturity may fall below three years. In determining the maturity of mortgage-backed securities, the Adviser will use the estimated average life of such securities. There are no restrictions on the maturity of any single instrument.

THE LOUISIANA TAX-FREE INCOME FUND (the "Louisiana Fund") seeks to provide a level of current income consistent with relative stability of capital.

The Fund will invest at least 80% of its net assets in fixed income securities the interest on which, in the opinion of bond counsel for the issuer, is exempt from federal income tax ("Municipal Securities") and is not a preference item for purposes of the alternative minimum tax. Under normal conditions, at least 65% of the Louisiana's Fund's total assets will be invested in Municipal Securities the interest on which is exempt from personal income taxes imposed by the State of Louisiana ("Louisiana Municipal Securities"). The Fund may invest up to 20% of its net assets in (i) Municipal Securities the interest on which is a preference item for purposes of the alternative minimum tax and (ii) taxable investments, including money market securities.

The Louisiana Fund may purchase the following types of Municipal Securities (including Louisiana Municipal Securities) only if such securities, at the time of purchase, either have the requisite rating from an NRSRO or are of comparable quality as determined by the Adviser: (i) bonds and debentures rated in one of the four highest rating categories by an NRSRO; (ii) notes and certificates of participation rated in one of the three highest rating categories; and (iii) commercial paper rated in one of the two highest rating categories.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of seven to fifteen years; however, under certain circumstances this average weighted maturity may fall below seven years. There are no restrictions on the maturity of any single instrument.

12

LOUISIANA RISK FACTORS--The Louisiana Fund is more susceptible to factors adversely affecting issuers of Louisiana Municipal Securities than is a comparable municipal bond fund that does not focus its investments in Louisiana Municipal Securities. Although its economy has improved somewhat in recent years, Louisiana experienced severe financial difficulties in the late 1980s and continues to face the risks associated with a non-diversified economy. In particular, the significance of the oil and gas industry in Louisiana's economy has resulted in financial difficulties during unfavorable markets for oil and gas products and in financial benefits during favorable markets. Further difficulties may result from the uncertain state of the land-based casino industry in New Orleans.

Louisiana is working to expand economic development activities that will take advantage of its replenishable natural resources such as timber, water for aquaculture, fish and seafood related products and related industrial uses of such resources. Louisiana's economy in 1995, compared to 1994, was in a period of economic expansion. The state is also pursuing further development of its transportation capabilities by expanding port-related activities and improving its highways and airports.

General obligations of Louisiana are currently rated AAA and Aaa, by Standard & Poor's Corporation ("S&P") and Moody's Investor Services, Inc. ("Moody's"), respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions. If either Louisiana or any of its local governmental entities is unable to meet its financial obligations, the income derived by the Fund, the Fund's net asset value, the ability to preserve or realize appreciation of the Fund's capital or the Fund's liquidity could be adversely affected.

NON-DIVERSIFICATION--Investment in the Louisiana Fund, a non-diversified mutual fund, may entail greater risk than would investment in a diversified mutual fund. The Fund's ability to focus its investments on a fewer number of issuers means that any economic, political or regulatory developments affecting the value of the securities in the Fund's portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

THE STRATEGIC INCOME BOND FUND seeks to provide current income.

Under normal conditions, the Fund will invest at least 65% of its net assets in fixed income securities that are rated investment grade or higher, i.e., rated in one of the four highest rating categories by an NRSRO, at the time of purchase, or, if not rated, determined to be of comparable quality by the Adviser. Emphasis in the Fund will generally be in U.S. Government securities and investment grade corporate obligations of U.S. issuers. Additional fixed income securities in which the Fund may invest consist of: (i) mortgage-backed securities, (ii) obligations issued by the Canadian government, (iii) asset-backed securities, (iv) guaranteed investment contracts ("GICs"), (v) bank investment contracts ("BICs"), (vi) zero coupon obligations, (vii) floating or variable rate instruments, (viii) money market securities; (ix) convertible securities, (x) restricted securities, and (xi) other investment companies. The Fund may enter into repurchase agreements with respect to any of the foregoing and purchase securities subject to swaps, caps, floors and collars.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of greater than 10 years; however, under certain circumstances, this average weighted maturity may fall below 10 years. There are no restrictions on the maturity of any single instrument.

THE BALANCED FUND seeks to provide capital appreciation and current income through regular payments of dividends and interest.

Under normal conditions, the Fund will invest between 30% and 75% of its total assets in

13

common stocks, warrants, rights to purchase common stocks, debt securities convertible into common stocks and preferred stocks of established companies with market capitalizations in excess of $500 million (together, "equity securities"). The Fund may also invest in equity securities of foreign issuers traded in the United States, including American Depositary Receipts ("ADRs"). The Fund will purchase only those common stocks that are traded on registered exchanges or actively traded in the over-the-counter market.

Under normal conditions, the Fund will invest between 25% and 70% of its total assets in fixed income securities (other than money market securities) consisting of the following, but only if, at the time of purchase, such securities either have the requisite rating from an NRSRO or are of comparable quality as determined by the Adviser: (i) U.S. Government securities; (ii) privately issued mortgage-backed securities rated in the highest rating category; (iii) asset-backed securities rated in the highest rating category; or (iv) corporate bonds and notes and bank obligations rated in one of the four highest rating categories. The Fund will maintain at least 25% of its assets in fixed income senior securities. The Fund is not subject to any maturity restrictions on its investments in non-money market securities.

The Fund may also invest in money market securities.

In making allocation decisions, the Adviser will evaluate projections of risk, market and economic conditions, volatility, yields and expected return. Because the Fund in part seeks capital appreciation, the Adviser does not intend to make frequent changes in asset allocation.

THE VALUE EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in equity securities which have a low current valuation relative to various measures of intrinsic value.

The Fund will be as fully invested as practicable (at least 65% of its total assets under normal conditions) in common stocks, warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Fund will invest primarily in equity securities of established companies with equity-market capitalizations in excess of $500 million that the Adviser believes to have potential for capital appreciation based on the soundness of the issuer and the company's relative value based on an analysis of various fundamental financial characteristics, including earnings yield, book value, cash flow, anticipated future growth of dividends and earnings estimates. Although capital appreciation is the primary purpose for investing in a security, the Fund will focus on companies that pay current dividends. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may also invest in money market securities for liquidity purposes.

THE GROWTH EQUITY FUND seeks to provide long-term capital appreciation by investing primarily in companies whose sales and earnings are expected to grow at an above average rate.

The Fund will be as fully invested as practicable (at least 65% of its total assets under normal conditions) in common stocks, warrants, rights to purchase common stocks, debt securities convertible to common stocks and preferred stocks (together, "equity securities"). The Fund will primarily invest in equity securities of established companies with equity market capitalizations in excess of $300 million that the Adviser believes to have potential for long-term capital appreciation and growth. The Adviser initiates purchase and sale decisions based on such growth and profitability measures as return on equity, earnings growth, sales growth and expected return. Capital appreciation is the primary purpose of the Fund. Current dividend income is a secondary consideration. The Fund may invest in equity securities of foreign issuers traded in the United States, including ADRs. The Fund may also invest in money market securities for liquidity purposes.

THE SMALL CAP EQUITY FUND seeks to provide long-term capital appreciation. It currently pursues this objective by investing up to 100% of its assets in the Small Cap Growth Portfolio of SIMT, which has an identical objective.

14


Under normal market conditions, the Small Cap Growth Portfolio will invest at least 65% of its total assets in the equity securities of smaller growth companies (i.e., companies with market capitalizations less than $1 billion) which, in the opinion of the Portfolio's sub-advisors (the "Money Managers"), are in an early stage or transitional point in their development and have demonstrated or have the potential for above average capital growth. The Money Managers will select companies that have the potential to gain market share in their industry, achieve and maintain high and consistent profitability or produce increases in earnings. The Money Managers also seek companies with strong company management and superior fundamental strength. Small capitalization companies have the potential to show earnings growth over time that is well above the growth rate of the overall economy. Any remaining assets may be invested in the equity securities of more established companies that the Money Managers believe may offer strong capital appreciation potential due to their relative market position, anticipated earnings growth, changes in management or other similar opportunities. Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock. The Portfolio may also invest in equity securities of foreign issuers traded in the United States, including ADRs.

In order to meet liquidity needs, or for temporary defensive purposes, the Portfolio may invest all or a portion of its assets in common stocks of larger, more established companies, fixed income securities, cash or money market securities. Fixed income securities will only be purchased if they are rated investment grade or better.

The Small Cap Growth Portfolio's annual turnover rate may exceed 100%. Such a turnover rate may result in higher transaction costs and may result in additional taxes for shareholders. See "Taxes."

THE INTERNATIONAL EQUITY FUND seeks to provide long-term capital appreciation. It currently pursues this objective by investing up to 100% of its assets in the International Equity Portfolio of SIT, which has an identical objective.

Securities of non-U.S. issuers purchased by the International Equity Portfolio will typically be listed on recognized foreign exchanges but also may be purchased in foreign markets, on U.S. registered exchanges, in the over-the-counter market or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs"). The Portfolio expects its investments to emphasize both large and intermediate capitalization companies.

The International Equity Portfolio may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a specified currency, at a specified future date, at a specified price. The Portfolio may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Portfolio, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Portfolio also may invest in options on currencies.

The International Equity Portfolio expects to be fully invested in its primary investments, described above, but may invest up to 35% of its total assets in U.S. or non-U.S. cash reserves: money market instruments; swaps; options on securities, non-U.S. Indices and currencies; futures contracts, including stock index futures contracts; and options on futures contracts.

The International Equity Portfolio may invest in money market securities. The Portfolio is also permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 10% of its total assets in illiquid securities. The Portfolio may sell securities short "against the box." Although permitted to do so, the Portfolio does not currently intend to invest in securities issued by passive foreign investment companies or to engage in securities lending. For a more detailed description

15

of the International Equity Portfolio's investment objective and policies, see the Portfolio's prospectus.

GENERAL INVESTMENT POLICIES

For temporary defensive purposes when the Adviser or, with respect to the Small Cap Growth Portfolio, SFM or the Money Managers determines that market conditions warrant, each Fund and the Small Cap Growth Portfolio may invest up to 100% of its assets in money market securities and cash. For temporary defensive purposes, when SFM and the Money Managers determine that market conditions warrant, the International Equity Portfolio may invest up to 50% of its assets in money market securites and in other U.S. and non-U.S. long- and short-term debt instruments which are rated BBB or higher by S&P or Baa or higher by Moody's at the time of purchase, or which are determined by the Money Managers to be of comparable quality; invest a portion of such assets in cash; and invest such assets in securities of supranational entities which are rated A or higher by S&P or Moody's at the time of purchase or which are determined by the Money Managers to be of comparable quality. Additionally, with respect to the Small Cap Equity Fund or International Equity Fund, for temporary defensive purposes or to maintain the respective Fund's status as a regulated investment company under the Internal Revenue Code, the Adviser may invest up to 100% of such Fund's assets in cash and other non-investment securities.To the extent a Fund or Portfolio is investing for temporary defensive purposes, the Fund or Portfolio will not be pursuing its investment objective. Each Fund except the Value Equity Fund and Growth Equity Fund, and the International Equity Portfolio, may purchase securities on a when-issued or delayed delivery basis.

In order to generate additional income, each Fund or Portfolio may lend the securities which it owns. The International Equity Portfolio does not currently intend to engage in securities lending. All Funds and Portfolios may invest in repurchase agreements.

Debt rated in the fourth highest ratings category such as BBB by S&P or Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Such securities are considered to have speculative characteristics.

For additional information regarding risks and permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed with respect to the Funds without the consent of the holders of a majority of the Fund's outstanding shares. The Portfolios have adopted fundamental policies that are similar to these policies.

A Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets. This restriction does not apply to the Louisiana Fund.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to (i) investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities; and (ii) tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified

16

finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) asset-backed securities secured by distinct types of assets, such as truck and auto loan leases, credit card receivables and home equity loans, will each be considered a separate industry.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

For purposes of the industry concentration limitations discussed above, the following definitions apply to the International Equity Portfolio; these definitions form part of the fundamental limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;
(ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

HOW TO PURCHASE SHARES

Class A shares and Class B shares of the Funds may be purchased directly from the shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent") by mail, by wire or through an automatic investment plan ("AIP"). Shares may also be purchased through broker-dealers, including Marquis Investments, LLC, that have established a dealer agreement with SEI Financial Services Company, the Trust's distributor ("SFS" or the "Distributor"). Shares of the Fund are sold on a continuous basis.

HOW TO PURCHASE BY MAIL

You may purchase Class A or Class B shares of a Fund by completing and signing an Account Application form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "Marquis Funds (Fund
Name)", to Marquis Funds at PO Box 419316, Kansas City, MO 64141-6316. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days. You may purchase additional shares at any time by mailing payment to the Transfer Agent. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

You may obtain Account Application forms by calling 1-800-471-1144.

HOW TO PURCHASE BY WIRE

You may purchase shares by wiring Federal funds, provided that your Account Application has been previously received. You must wire funds to the Transfer Agent and the wire instructions must include your account number. You must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day (defined below) of the wire; provided that the shareholder notifies the Transfer Agent prior to 3:00 p.m., Central time. If the Transfer Agent does not receive notice by 3:00 p.m., Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

HOW TO PURCHASE THROUGH AN AUTOMATIC INVESTMENT PLAN ("AIP")

You may arrange for periodic additional investments in the Funds through automatic

17


deductions by Automated Clearing House ("ACH") from a checking account by completing an AIP Application Form. The minimum pre-authorized investment amount is $50 per month. An AIP Application Form may be obtained by calling 1-800-471-1144. The AIP is available only for additional investments for an existing account.

GENERAL INFORMATION

You may purchase Class A shares and Class B shares of the Funds on any day the New York Stock Exchange is open for business ("Business Days"). However, shares of the Funds cannot be purchased by Federal Reserve wire on Federal holidays restricting wire transfers. The minimum initial investment in either class of any Fund is $2,500 ($500 minimum for individual retirement accounts and employees of First National Bank of Commerce in New Orleans, the Funds' investment adviser (the "Adviser") or its affiliates); however, the Distributor may waive the minimum investment at its discretion. Subsequent purchases of shares must be at least $100 except for purchases through the AIP and payroll deductions, which must be at least $50.

A purchase order for shares will be effective as of the Business Day received by the Distributor if the Distributor receives the order and payment before 3:00 p.m., Central time. The purchase price of Class A shares of a Fund is the net asset value next determined after the purchase order is effective plus the applicable sales load, if any. The purchase price of Class B shares is the net asset value next determined after the purchase order is effective.

The net asset value per share of any Fund is determined as of the close of trading on the New York Stock Exchange (currently, 3:00 p.m., Central time) on each Business Day by dividing the total market value of that Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Purchases will be made in full and fractional shares calculated to three decimal places. Pursuant to guidelines adopted and monitored by the Trustees of the Trust, each Fund may use a pricing service to provide market quotations or fair market valuations. A pricing service may derive such valuations through the use of a matrix system to value fixed income securities which considers factors such as securities prices, yield features, ratings, and developments related to a specific security. Although the methodology and procedures for determining net asset value are identical for both classes of a Fund, the net asset value per share of such classes may differ because of the distribution expenses charged to Class B shares.

The Trust reserves the right to reject a purchase order for shares when the Adviser determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders who own their shares of record and who desire to transfer registration of their shares should call 1-800-471-1144.

HOW TO PURCHASE THROUGH FINANCIAL INSTITUTIONS

Shares may also be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services to the Trust. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to the Trust.

Customers who desire to transfer the registration of shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish the transfer.

Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Certain of these financial institutions may be required under state law to register as broker/dealers.

18

ALTERNATIVE SALES CHARGE OPTIONS

THE TWO ALTERNATIVES: OVERVIEW

You may purchase shares of the Funds at a price equal to their net asset value per share plus a sales charge which, at your election, may be imposed either
(i) at the time of the purchase (Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each class represents a Fund's interest in the portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B shares bear the expenses of the deferred sales arrangement and distribution and service fees resulting from such sales arrangement, (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A shares so long as Class B shares convert into Class A shares), (iii) only Class B shares carry a conversion feature and (iv) each class has different exchange privileges. See "Exchanges." Sales personnel of broker-dealers distributing the Funds' shares, and other persons entitled to receive compensation for selling such shares, may receive differing compensation for selling Class A or Class B shares.

The alternative purchase arrangement permits you to choose the method of purchasing shares that is more beneficial to you. The amount of your purchase, the length of time you expect to hold the shares, and whether you wish to receive dividends in cash or in additional shares will all be factors in determining which sales charge option is best for you. You should consider whether, over the time you expect to maintain your investment, the accumulated distribution and service fees and contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge on Class A shares, and to what extent such differential would be offset by the expected higher yield of Class A shares. Class A shares will normally be more beneficial to you if you qualify for reduced sales charges as described below.

The Trustees of the Trust have determined that currently no conflict of interest exists between the Class A and Class B shares. On an ongoing basis, the Trustees of the Trust, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act") and state laws, will seek to ensure that no such conflict arises.

CLASS A SHARES

Sales Load The following table shows the regular sales charge on Class A shares to a "single purchaser" (defined below) together with the sales charge that is reallowed to certain financial intermediaries (the "reallowance").

                                      SALES      SALES    REALLOWANCE
                                    CHARGE AS  CHARGE AS      AS
                                   PERCENTAGE  PERCENTAGE PERCENTAGE
             AMOUNT                OF OFFERING   OF NET   OF OFFERING
               OF                   PRICE PER    AMOUNT    PRICE PER
            PURCHASE                  SHARE     INVESTED     SHARE
            --------               ----------- ---------- -----------
Less than $100,000                    3.50%      3.63%       3.50%
$100,000 but less than $250,000       2.50%      2.56%       2.50%
$250,000 but less than $500,000       2.00%      2.04%       2.00%
$500,000 but less than $1,000,000     1.50%      1.52%       1.50%
*$1,000,000 and above                 none        none       none

* A redemption charge of 1.00% will be assessed against the proceeds of any redemption request relating to Class A shares of the Funds that were purchased without a sales charge in reliance upon the waiver accorded to purchases in the amount of $1 million or more, but only where such redemption request is made within 1 year of the date the shares were purchased. The charge will be based on the lesser of: (i) the net asset value of your redeemed Class A shares at the time of redemption, or (ii) the net asset value of your redeemed shares at the time of purchase. The redemption charge does not apply to shares acquired through the reinvestment of dividends. This charge is payable to the Distributor.

The sales charge shown in the table is the maximum sales charge that applies to sales through financial intermediaries. With respect to purchases of Class A shares of $1,000,000 or more, payment equal to as much as 1.00% of the purchase price may be paid to financial intermediaries through which sales are made. The Distributor may, from time to time in its sole discretion, institute one or more promotional

19


incentive programs, which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds. Such promotional incentives will be predicated upon the amount of shares of the Funds sold by the dealer. The amount of the entire sales charge will be paid to financial institutions. Financial institutions that receive more than 90% of the sales charge may be considered "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

Reduced Sales Charge: Rights of Accumulation

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A shares of the Funds sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, and (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") including related plans of the same employer.

To exercise your right of accumulation based upon shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

Reduced Sales Charge: Letter of Intent

By submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase shares of the Funds during a 13-month period at the reduced sales charge rates applying to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, you must notify the Transfer Agent at the time the Letter is submitted that there are prior purchases that may apply, and notify the Transfer Agent again at the time of later purchases that such purchases are applicable under the Letter.

If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter) of all their shares of the Fixed Income Funds and the Equity Funds previously purchased and still held as of the date of their Letter toward the completion of such Letter.

Waiver of Sales Load

No sales charge is imposed on shares of the Funds: (i) issued as dividends and capital gain distributions; (ii) acquired through the exercise of exchange privileges for Class A shares as described below or at the time of any exchanges of Class B shares; (iii) sold to officers, directors or trustees, employees and retirees (and their spouses and immediate family members) of the Trust, First Commerce Corporation and its subsidiaries, affiliates, and correspondents, and the Distributor and its subsidiaries and affiliates; (iv) sold to certain accounts for which the Adviser or subsidiaries, affiliates and correspondents of First Commerce Corporation serve in a fiduciary, agency or custodial capacity; (v) issued in plans of reorganization, such as mergers, asset acquisitions

20

and exchange offers, to which the Trust is a party; (vi) purchased with the proceeds of employee benefit plan distributions for which the Adviser and its affiliates act in a fiduciary capacity; (vii) purchased within thirty days of a redemption of Class A shares of such Funds (only to the amount of such redemption); (viii) sold to purchasers of Class A shares of the Value Equity Fund that are sponsors of other investment companies which are unit investment trusts for deposit by such sponsors into such unit investment trusts, and purchasers of Class A shares of the Value Equity Fund that are holders of such unit investment trusts that invest distributions from such unit investment trusts in Class A shares of the Value Equity Fund; (ix) purchased within thirty days of a redemption of Class B shares of such Funds for which the contingent deferred sales charge was paid (only to the amount of such redemption); or (x) sold to clients who have enrolled in asset allocation programs sponsored or operated by the Adviser or subsidiaries, affiliates and correspondents of First Commerce Corporation. In addition, if you acquire Class A shares of a Fund through an exchange of shares of a Money Market Fund, you will not be charged a sales load on any portion of your investment on which you were previously subject to the Funds' sales charges. You must notify the Distributor at the time of your purchase if you are eligible for a waiver of the sales load.

CLASS B SHARES

Contingent Deferred Sales Charge

If you redeem your Class B shares within five years of purchase, you will pay a contingent deferred sales charge at the rates set forth below. You will not be required to pay the contingent deferred sales charge on exchange of your Class B shares of any Fund for Class B shares of any other Fund. See "Exchanges." The charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

                                                     CONTINGENT DEFERRED SALES
                                                      CHARGE AS A PERCENTAGE
   YEAR SINCE                                            OF DOLLAR  AMOUNT
    PURCHASE                                             SUBJECT TO CHARGE
   ----------                                        -------------------------
   First                                                       3.50%
   Second                                                      2.75%
   Third                                                       2.00%
   Fourth                                                      1.25%
   Fifth                                                       0.50%
   Sixth                                                       None

In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over five years or Class B shares acquired pursuant to reinvestment of dividends or other distributions and third of Class B shares held longest during the five-year period. This method should result in the lowest possible sales charge.

The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

CONVERSION FEATURE. At the end of the period ending five years after the beginning of the month in which the shares were issued, Class B shares will automatically convert to Class A shares and will no longer be subject to the distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes.

EXCHANGES

Exchanges are generally made at net asset value. You may exchange Class A or Class B shares of any Fund for Class A or Class B shares, respectively, of any other Fund without paying any additional sales charge. You may exchange an investment in Class A shares of any Fund for

21


shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund, and move your investment back into Class A shares of any Fund, without paying any additional sales charge.

For purposes of calculating the Class B shares' five year conversion period or contingent deferred sales charge payable upon redemption, the holding period of Class B shares of the "old" Fund and the holding period for Class B shares of the "new" Fund are aggregated.

You must have received a current prospectus of the Fund into which you wish to move your investment before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the "new" fund may legally be sold.

Customers who beneficially own shares held of record by a financial institution should contact that institution if they wish to exchange shares. The institution will contact the Transfer Agent and effect the exchange on behalf of the Customer.

The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

You may redeem your shares without charge on any Business Day. There is, however, a $25 charge for wiring redemption proceeds. Shares may be redeemed by mail, by telephone or through a systematic withdrawal plan. Investors who own shares held of record by a financial institution should contact that institution for information on how to redeem shares.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000, or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public cannot guarantee signatures.

BY TELEPHONE

You may redeem your shares by telephone if you have elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. You may have the proceeds mailed to your address or wired to a commercial bank account previously designated on your Account Application. There is no charge for having redemption proceeds mailed to you, but there is a $25 charge for wiring redemption proceeds.

You may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144, however a wire charge of $25 will be deducted from the amount of the wire redemption. Shares cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

Neither the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. When market conditions are extremely busy, it is possible that you may experience difficulties placing redemption orders by telephone, and may wish to place them by mail.

22

SYSTEMATIC WITHDRAWAL PLAN ("SWP")

The Funds offer a Systematic Withdrawal Plan ("SWP"), which you may use to receive regular distributions from your account. Upon commencement of the SWP, your account must have a current value of $5,000 or more. You may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual or annual basis. You may obtain an SWP Application Form by calling 1-800-471-1144.

To participate in the SWP, you must have your dividends automatically reinvested. You should realize that if your automatic withdrawals exceed income dividends, your invested principal in the account will be depleted. Thus, depending on the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely. You may change or cancel the SWP at any time on written notice to the Transfer Agent.

It is generally not in your best interest to participate in the SWP if you purchase additional shares at the same time and you have to pay a sales load in connection with such purchases. Because automatic withdrawals of Class B shares will be subject to the contingent deferred sales charge, it may not be in the best interest of Class B shareholders to participate in the SWP.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption, reduced by any applicable contingent deferred sales charge for Class B shares. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day.

Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request. At various times, however, a Fund may be requested to redeem shares for which it has not yet received good payment. When purchases are made by check, redemption proceeds will not be forwarded until the investment being redeemed has been in the account for fifteen days.

Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your shares at net asset value, less any applicable contingent deferred sales charge, if, because of redemptions, your account in any Fund has a value of less than the minimum initial purchase amount (normally $2,500; $500 for individual retirement accounts and employees of the Adviser or its affiliates). Accordingly, if you purchase shares of any Fund in only the minimum investment amount, you may be subject to involuntary redemption if you redeem any shares. Before any Fund exercises its right to redeem such shares, you will be given notice that the value of the shares in your account is less than the minimum amount and will be allowed 60 days to make an additional investment in such Fund in an amount which will increase the value of the account to at least the minimum amount.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, serves as each Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers the investment programs of the Funds, subject to the supervision of, and policies established by, the Trustees of the Trust. With respect to the Small Cap Equity Fund and International Equity Fund, the Adviser invests in a "master" fund, cash and other non-investment securities and monitors the performance of SFM, the manager of both the Small Cap Growth Portfolio and the International Equity Portfolio, and has authority to recommend to the Trustees changes in the underlying master fund. Should the Funds withdraw from the Corporate Master-Feeder(TM) structure, the Adviser may manage the assets of the Small Cap Equity Fund and International Equity Fund directly as it deems

23

appropriate after consultation with the Trustees of the Trust. See "Small Cap Growth and International Equity Portfolios" below.

As of September 30, 1996, the Adviser's Trust Group managed approximately $2.3 billion in discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Adviser has provided investment management services since 1933. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.

The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the FDIC or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Government Securities Fund, .74% of the average daily net assets of each of the Strategic Income Bond Fund, Balanced Fund, Value Equity Fund and Growth Equity Fund, .35% of the average daily net assets of the Louisiana Fund, .40% of the average daily net assets of each of the Small Cap Equity Fund and International Equity Fund. Each Feeder Fund's shareholders will bear their pro rata portion of the respective Portfolio's advisory fees. The Adviser may voluntarily waive a portion of its fees in order to limit the total operating expenses of the Funds. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time. Should the Adviser determine that the Small Cap Equity Fund and/or the International Equity Fund should no longer remain in a Corporate Master-Feeder(TM) structure, the Adviser will manage all of the investments for such Fund(s). At that time, the Adviser would be entitled to a fee, calculated daily and paid monthly, at an annual rate of .90% of the average daily net assets of the Small Cap Equity Fund and/or 1.10% of the average daily net assets of the International Equity Fund.

For the fiscal year ended September 30, 1996, the Adviser was paid an advisory fee of .47% of the Government Securities Fund, .27% of the Louisiana Tax-Free Income Fund, .64% of the Balanced Fund, .69% of the Value Equity Fund and .64% of the Growth Equity Fund, based on each Fund's average net assets. The Strategic Income Bond, Small Cap Equity and International Equity Funds had not commenced operations as of September 30, 1996.

John C. Portwood, CFA, Senior Vice President of the Adviser, shares oversight responsibility of the portfolio managers of all the Funds since the Funds' inception. He serves as portfolio manager of the Growth Equity Fund and as co-manager of the Value Equity Fund. Mr. Portwood is the Chief Investment Strategist of the Adviser's Trust Group, with over 28 years of investment management experience and the past eight with the Adviser.

Kevin P. Reed, Senior Vice President of the Adviser and Manager of the Trust Investment Division, shares oversight responsibility of the portfolio managers of all the Funds and has been the portfolio manager for the Government Securities Fund, the Louisiana Tax-Free Income Fund, and co-manager of the Balanced Fund since their inception. For the past twelve years, Mr. Reed has been a portfolio manager with the Adviser's Trust Investment Division.

Gerald S. Dugal, Vice President and a senior portfolio manager of the Adviser, is the portfolio manager of the Treasury Securities Money Market Fund, the Institutional Money Market Fund, Strategic Income Bond Fund and the Tax Exempt Money Market Fund. During the past five years, Mr. Dugal served as a senior portfolio manager and Director of Fixed Income and Trading with the Adviser. Mr. Dugal has over 10 years of experience in portfolio management, investment

24


trading, brokerage, and research. He is licensed as a general securities principal and a municipal securities principal.

Gregory W. Hodlewsky, Vice President of the Adviser, serves as co-manager of the Value Equity Fund and the Balanced Fund. Mr. Hodlewsky is a senior portfolio manager and Manager of Equities and Quantitative Research with the Adviser. Mr. Hodlewsky has 10 years of experience in portfolio management, investment trading and research. Mr. Hodlewsky joined the Adviser in 1994 and prior thereto was employed by Nationsbank.

SMALL CAP GROWTH AND INTERNATIONAL EQUITY PORTFOLIOS

SFM serves as the Manager of the Small Cap Growth Portfolio and International Equity Portfolio. SFM is a wholly-owned subsidiary of SEI Investments Company ("SEI"), a financial services company located in Oaks, Pennsylvania. The principal business address of SFM is Oaks, Pennsylvania, 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SFM have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SFM currently serves as manager or administrator to more than 40 investment companies, including more than 290 funds, with more than $68 billion in assets as of September 30, 1996.

SFM operates as a "manager of managers" with respect to the Small Cap Growth Portfolio, a separate series of SIMT, and the International Equity Portfolio, a separate series of SIT, and SFM oversees the investment advisory services provided to each Portfolio and manages the cash portion of each Portfolio's assets. Pursuant to separate sub-advisory agreements with SFM, and under the supervision of SFM and the respective Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the respective assets of the Small Cap Growth Portfolio and the International Equity Portfolio. Money Managers are selected based primarily upon the research and recommendations of SFM, which evaluates quantitatively and qualitatively a Money Manager's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

SIMT's Board of Trustees is responsible for overseeing the operation of SIMT, including reviewing and approving SIMT's contracts with SFM and the Money Managers. Likewise, SIT's Board of Trustees is responsible for overseeing the operation of SIT, including reviewing and approving SIT's contracts with SFM and the Money Managers. The same individuals currently serve as the Trustees of SIMT and SIT. Subject to review by the appropriate Board, SFM allocates and, when appropriate, reallocates a Portfolio's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money Manager compliance with the Funds' investment objectives, policies and restrictions. SFM HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS DUE TO ITS RESPONSIBILITY TO OVERSEE MONEY MANAGERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT. The Securities and Exchange Commission has issued an exemptive order (the "Order") that permits both SIMT and SIT to retain Money Managers unaffiliated with SFM without submitting the Money Manager's contract with SFM to a vote of shareholders. The Order also permits the non-disclosure of amounts payable by SFM under all such contracts.

For its management services, SFM is entitled to a fee, which is calculated daily and paid monthly, at the rates (shown as a percentage of the average daily net assets) of .65% for the Small Cap Growth Portfolio and .505% for the International Equity Portfolio. SFM pays each Money Manager for its services from the management fees SFM receives from the Portfolios.

As of the date of this prospectus, the assets of the Small Cap Growth Portfolio are being managed by the following Money Managers: First of America Investment Corporation; Nicholas-Applegate Capital Management Inc.; Furman Selz Capital Management LLC; and Wall Street Associates.

As of the date of this prospectus, the assets of the International Equity Portfolio are being managed by

25


the following Money Managers: Acadian Asset Management, Inc.; Farrell Wako Global Investment Management, Inc.; Lazard London International Investment Management Limited; Seligman Henderson Co.; and jointly, Yamaichi Capital Management Inc. and Yamaichi Capital Management (Singapore) Limited.

SFS serves as the distributor pursuant to distribution agreements with both SIMT and SIT. No compensation is paid to the distributor for distribution services for the shares of the Portfolios. The principal business address for SFS is Oaks, Pennsylvania 19456. DST serves as SIMT's transfer agent and Corestates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as wire agent of SIT's assets.

THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator"), has its principal business offices at Oaks, Pennsylvania, 19456. The Administrator and the Trust are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Funds. The Administrator has voluntarily agreed to waive all or a portion of its fees and/or reimburse other expenses for the Small Cap Equity Fund and the International Equity Fund in order to limit total operating expenses at the feeder level of each Fund. The Administrator reserves the right to terminate its waivers or reimbursements, respectively, at any time in its sole discretion.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a transfer agent agreement.

THE DISTRIBUTOR

Class A shares of the Funds are sold with a front-end sales load. Class B shares of the Funds have a Rule 12b-1 distribution plan (the "Class B Plan"). SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). As provided in the Distribution Agreement and the Class B Plan, the Trust pays the Distributor a fee at an annual rate of up to .75% of the average daily net assets of the Class B shares of the Funds. This fee will be calculated and paid each month based on average daily net assets for that month. Out of this fee, the Distributor pays .25% of the average daily net assets of the Class B shares to financial institutions and intermediaries such as banks (including the Adviser and its affiliates), savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates (collectively, "financial intermediaries") as compensation for providing shareholder services. The Distributor may use the balance of the fee received from the Funds to make payments to financial intermediaries as compensation for services or as reimbursement of distribution assistance or shareholder service expenses incurred by the Distributor. The Class B Plan is characterized as a compensation plan since the distribution fee is paid to the Distributor without regard to the distribution assistance or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries.

If the Distributor's expenses are less than its fees, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher.

The Funds may also execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor for which the

26

affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

SMALL CAP GROWTH AND INTERNATIONAL EQUITY PORTFOLIOS


The Small Cap Growth and International Equity Portfolios have each adopted a shareholder service plan (individually, a "Plan") for its Class A shares, the class in which the Small Cap Equity Fund and International Equity Fund each invests. Under each Plan, firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefore. Under such arrangements, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to any third parties. Under each Plan, a Portfolio may pay the Distributor a shareholder servicing fee at a negotiated annual rate of up to .25% of the average daily net assets of the Portfolio attributable to Class A shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services.

PERFORMANCE

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. The Louisiana Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of this Fund's yield, assuming certain tax brackets for the shareholder.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment, net of any sales charge imposed on Class A shares or including the contingent deferred sales charge imposed on Class B shares redeemed at the end of the specified period covered by the total return figure, for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount or on an aggregate basis, an actual basis, without inclusion of any front-end or contingent sales charges, or with a reduced sales charge in advertisements distributed to investors entitled to a reduced sales charge.

Each Feeder Fund may advertise the performance of its corresponding Portfolio adjusted to reflect applicable sales loads and operating expenses, other than Rule 12b-1 fees. The data for the Small Cap Growth Portfolio and the International Equity Portfolio will be adjusted to reflect Fund operating expenses at the feeder level of .20% and .27%, respectively, and (i) with respect to the Class A Shares, to take into account a 3.50% sales load; and
(ii) with respect to Class B Shares, to take into account the applicable contingent deferred sales charge. Investment performance reflects voluntary fee waivers and reimbursements currently in effect and, with respect to Class B Shares, does not reflect each Fund's 12b-1 fees. In the absence or reduction of current fee waivers or reimbursements, or if current Rule 12b-1 fees applicable to Class B Shares were reflected, Total Return would be reduced.

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals, of broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S.

27


The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The performance of Class A and Class B shares of a Fund will differ because of the different sales charge structures of the classes and because of the distribution fees charged to Class B shares.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Fund or its shareholders. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. State and local tax consequences on an investment in a Fund may differ from the federal income tax consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax, net of investment company taxable income, and net of capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from a Fund's net investment company taxable income will be taxable to shareholders as ordinary income whether received in cash or in additional shares, to the extent of the Fund's earnings and profits. Dividends paid by a Fund to corporate shareholders will qualify for the dividends-received deduction to the extent attributable to dividends received by the Fund from domestic corporations (including, with respect to the Feeder Funds, a pro rata portion of such dividends received by the corresponding Portfolio). It can be expected that only certain dividends of the Equity Funds, and none of the Fixed Income Funds, will qualify for that deduction. A portion of such dividends received may be subject to the alternative minimum tax. Capital gains will be distributed at least annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. Distributions from net capital gains do not qualify for the dividends-received deduction. Each Fund will provide annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by a Fund (such as STRIPS, TRs, TIGRs and CATS, defined in "Description of Permitted Investments and Risk Factors") are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received

28

any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

Investment income received directly by a Fund on direct U.S. Government obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends provided certain state-specific conditions are satisfied. Each Fund will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular state.

Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares is a taxable event to the shareholder.

The Louisiana Tax-Free Income Fund will distribute all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets consist of obligations the interest on which is excludable from gross income for federal tax purposes, the Fund may pay "exempt-interest dividends" to its shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may have certain collateral federal income tax consequences, including alternative minimum tax. See the Statement of Additional Information.

Current federal law limits the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Louisiana Tax-Free Income Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

STATE TAXES

The Trust has obtained a ruling from the Louisiana Department of Revenue and Taxation to the effect the distributions to shareholders of the Louisiana Fund who are Louisiana residents, which are derived from interest on tax-exempt obligations of the State of Louisiana or its political subdivisions and certain obligations of the United States or its territories, will not be subject to Louisiana income tax. Distributions derived from long-term or short-term capital gains on such obligations, or from dividends on capital gains on other types of obligations will be subject to Louisiana individual and corporate income taxes. A Louisiana resident will also be required to take into account for Louisiana individual and corporate income tax purposes capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund. To the extent distributions from the Louisiana Fund are included in the capital of corporate shareholders otherwise subject to the Louisiana corporate franchise tax, such investments or distributions will be subject to Louisiana franchise tax. Shareholders should consult their own tax advisers with respect to the state, local and foreign tax consequences of investing in the Funds.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the

29

Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Funds, the Trust offers a Treasury Securities Money Market Fund, Institutional Money Market Fund, and a Tax Exempt Money Market Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust. A discussion of SIMT's Trustees and officers appears in SIMT's Statement of Additional Information. A discussion of SIT's Trustees and officers appears in SIT's Statement of Additional Information.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class (although Class B shareholders may vote on any distribution fees imposed on Class A shares so long as Class B shares convert into Class A shares). As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

In the case of the Small Cap Equity Fund or International Equity Fund, whenever a vote is requested on matters pertaining to the Small Cap Growth Portfolio or International Equity Portfolio, respectively, the Trust will either (a) seek instructions from the appropriate Fund's shareholders with regard to the voting of the proxies and vote such proxies only in accordance with such instructions; or (b) vote the shares held by it in the same proportion as the vote of all the other shareholders of the particular Portfolio. In the second alternative, other investors in a Portfolio could control the results of voting at the Portfolio level.

SIMT, SIT AND THE PORTFOLIOS

Both SIMT and SIT are organized as Massachusetts business trusts. The Trustees believe that neither the Small Cap Equity Fund or the International Equity Fund will be adversely affected by reason of investing in the corresponding Portfolio.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316, or by calling 1-800-471-1144.

30

DIVIDENDS

Substantially all net investment income (not including capital gains) is declared and paid monthly for each Fixed Income Fund and declared and paid quarterly for each Equity Fund and the Balanced Fund. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Each Fund intends to pay such dividends on the first business day of the month following the month the dividend was declared. Currently, capital gains of the Funds, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution.

Dividends and other distributions of the Funds are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or other distribution. The amount of dividends payable on Class A shares will be more than the dividends payable on the Class B shares because of the distribution and service fees paid by Class B shares.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIANS

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. CoreStates Bank, N.A. has custody of the Small Cap Growth Portfolio's assets and State Street Bank and Trust Company acts as custodian for the assets of the International Equity Portfolio. The Custodians hold cash, securities and other assets of the Trust and the Portfolios as required by the 1940 Act.

RISK FACTORS RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Feeder Fund seeks to achieve its investment objective by investing up to 100% of its assets in the corresponding Portfolio, which is a separate registered investment company with identical investment objectives. The investment objective of a Feeder Fund or a Portfolio may not be changed without shareholder approval. In addition to selling beneficial interests to the Feeder Funds, the Portfolios may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolios on the same terms and conditions and will pay a proportionate share of the respective Portfolio's expenses. However, other investors investing in the Portfolios are not required to buy their shares at the same public offering prices as the Feeder Funds. Investors in the Feeder Funds should be aware that because of these differences, other investors in the other funds that invest in the Portfolios may obtain different returns. Such differences in returns are also present in other mutual fund structures.

Certain changes in a Portfolio's investment objective, policies or restrictions may require the corresponding Feeder Fund to redeem its investment. Any such withdrawal could result in a distribution-in-kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Feeder Fund could incur brokerage fees or other transaction costs in converting such securities to cash. The distribution-in-kind may also result in a less diversified portfolio of investments or adversely affect the liquidity of the Feeder Fund. In addition, the investment of a Feeder Fund may be withdrawn from the corresponding Portfolio at any time if the Adviser determines that it is in the best interest of that Feeder Fund to do so.

Upon any such withdrawal, the Adviser and Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of such Feeder Fund in another pooled investment entity having the same investment objective as the Feeder Fund or retaining an investment adviser to manage the Feeder Fund's

31

assets in accordance with its investment policies. The performance of a Feeder Fund might be adversely impacted under such circumstances and such Feeder Fund may not be able to achieve its objective.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the various Funds (and the Portfolios), and associated risk factors. Unless otherwise indicated, policies that relate to "a Fund," "all Funds," or "Equity Funds" also relate to the Portfolios. Further discussion is contained in the Statement of Additional Information.

AMERICAN DEPOSITARY RECEIPTS, CONTINENTAL DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS--ADRs are securities typically issued by a U.S. financial institution. ADRs evidence ownership interests in a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. Securities Markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The Equity Funds may invest in sponsored and unsponsored ADRs.

ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt.

Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities. The Government Securities Fund, the Balanced Fund and Strategic Income Bond Fund

32

may invest in these and in other asset-backed securities that may be created in the future if the Adviser determines they are suitable.

BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less. All Funds are permitted to invest in bankers' acceptances.

BANK INVESTMENT CONTRACTS ("BICs")--BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A BIC provides that this guaranteed interest will not be less than a certain minimum rate. A BIC is a general obligation of the issuing bank or savings and loan institution and not a separate account. The purchase price paid for a BIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

BICs are generally not assignable or transferable without the permission of the issuing bank or savings and loan institution. For this reason, an active secondary market in BICs currently does not exist. Therefore, BICs are considered to be illiquid investments.

CERTIFICATES OF DEPOSIT--Certificates of deposit are interest bearing instruments with a specific short-term maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. All Funds are permitted to invest in certificates of deposit.

COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. All Funds are permitted to invest in commercial paper.

CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. The Equity Funds are permitted to invest in convertible securities.

EQUITY SECURITIES--Equity securities include common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

FIXED INCOME SECURITIES--Fixed income securities include bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

33

FUTURES AND OPTIONS ON FUTURES--Each of the Funds may invest in futures and options on futures to a limited extent. Specifically, a Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of that Fund's net assets. In addition, a Fund may enter into futures contracts and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's assets. The foregoing 25% limitation does not apply to the International Equity Fund or the International Equity Portfolio.

The Funds may buy and sell futures contracts and related options to manage their exposure to changing interest rates and security prices. Some futures strategies, including selling futures, buying puts and writing calls, reduce a Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges or over-the-counter, as long as the underlying security, or securities represented by an index, are permitted investments of the Funds.

Options and futures can be volatile instruments, and involve certain risks. If the Adviser applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

In order to cover any obligations it may have under options or futures contracts, the Fund will either own the underlying asset, have a contract to acquire such an asset without additional cost or set aside, in a segregated account, high quality liquid assets in an amount at least equal in value to such obligations.

GUARANTEED INVESTMENT CONTRACTS ("GICs")--GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. A GIC provides that this guaranteed interest will not be less than a certain minimum rate. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, if there is no secondary market for such security and repurchase agreements of over 7 days in length. Each Fund will not invest more than 15% (10% with respect to the International Equity Portfolio) of its net assets in such instruments.

INVESTMENT COMPANIES--Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. The International Equity Portfolio does not intend to invest in other investment companies unless, in the judgment of its Money Managers, the potential benefits of such investments exceed the

34

associated costs relative to the benefits and costs associated with direct investments in the underlying securities.

Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuer's portfolio securities and are subject to limitations under the 1940 Act. The International Equity Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

As a shareholder in an investment company, the International Equity Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In accordance with applicable state regulatory provisions, the Portfolio's advisers have agreed to waive their management fee with respect to the portion of this Portfolio's assets invested in shares of other open-ended investment companies. The Portfolio continues to pay its own management fees and other expenses with respect to their investments in shares of closed-end investment companies.

MONEY MARKET SECURITIES--Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

With respect to the International Equity Portfolio, money market securities are considered to include securities issued or guaranteed by the United States Government, its agencies or instrumentalities; securities issued or guaranteed by non-U.S. governments, which are rated at time of purchase A or higher by S&P or Moody's, or are determined by the advisers to be of comparable quality; repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year; high-grade commercial paper, and other long- and short-term debt instruments which are rated at the time of purchase A or higher by S&P or Moody's, and which, with respect to such long-term debt instruments, are within 397 days of their maturity.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments which entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but FNMA and FHLMC securities are supported by the instrumentalities' right to borrow from the United States Treasury. Each of GNMA, FNMA and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and FNMA also guarantees timely

35

distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues Mortgage-Backed Securities (FHLMC Gold PCs) which also guarantees timely payment of monthly principal reduction. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity such as a trust, which securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), that are rated in one of the top two rating categories. While they are generally structured with one or more types of credit enhancement, Private Pass-Through Securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are annually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche" is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by FNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Risk Factors: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be

36

used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. Certificates of participation represent an interest in an underlying obligation or commitment such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

The Louisiana Fund currently contemplates that it will not invest more than 25% of its total assets (at market value at the time of purchase) in: (a) securities, the interest of which is paid from revenues of projects with similar characteristics; or (b) industrial development bonds.

OBLIGATIONS OF SUPRANATIONAL ENTITIES--Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stock holders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OPTIONS--Put and call options for various securities and indices are traded on national securities exchanges. Options may be used by a Fund from time to time as the Adviser deems to be appropriate. Options will generally be used for hedging purposes.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction"--the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

Although a Fund will engage in option transactions as hedging transactions, there are risks associated with such investments including the following: (i) the success of a hedging strategy may depend on the ability of the Adviser to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. Each Fund is permitted to engage in option transactions with respect to securities that are permitted investments and related indices. Any Fund that writes call options will write only covered call options.

37

The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

RECEIPTS--TRs, TIGRs and CATS--interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Each Fund other than the Louisiana Fund is permitted to invest in receipts.

STRIPS, TRs, TIGRs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accrued over the life of the security and constitutes the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury Obligations. See also "Taxes".

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration.

SECURITIES LENDING--All Funds are permitted to engage in securities lending, under which securities are loaned pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government equal to at least 100% of the market value of the securities lent. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

SECURITIES OF FOREIGN ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in

38

effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollars, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Furthermore, emerging market countries may have less stable political environments than more developed countries. Also it may be more difficult to obtain a judgement in a court outside the United States.

SHORT SALES-- A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

SWAPS, CAPS, FLOORS AND COLLARS--Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities, a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount" in return for payments equal to a fixed rate times the same amount for a specific period of time. Swaps may also depend on other prices or rates such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and its share price and yield.

TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits are considered to be illiquid securities. All Funds are permitted to invest in time deposits.

U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the United States Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the United States Government, including, among others, FHLMC, the Federal Land Banks and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., FNMA securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. GOVERNMENT SECURITIES--Any guaranty by the U.S. Government of the securities in which any Fund invests guarantees only the payment of

39

principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of that Fund.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). All Funds are permitted to invest in U.S. Treasury Obligations.

VARIABLE AND FLOATING RATE INSTRUMENTS--Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities. All Funds are permitted to invest in variable and floating rate instruments.

WARRANTS--instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. The Equity Funds are permitted to invest in warrants.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.


TABLE OF CONTENTS
--------------------------------------------------------------------------------
Summary.....................................................................   2
Expense Summary.............................................................   4
Financial Highlights........................................................   8
The Trust...................................................................  11
Investment Objectives and Policies..........................................  11
General Investment Policies.................................................  15
Investment Limitations......................................................  15
How to Purchase Shares......................................................  16
Alternative Sales Charge Options............................................  18
Exchanges...................................................................  20
Redemption of Shares........................................................  21
The Adviser.................................................................  22
Small Cap Growth and International Equity Portfolios........................  24
The Administrator...........................................................  25
The Shareholder Servicing Agent and Transfer Agent..........................  25
The Distributor.............................................................  25
Small Cap Growth and International Equity Portfolios........................  26
Performance.................................................................  26
Taxes.......................................................................  27
General Information.........................................................  28
Risk Factors Relating to the Feeder Funds and the Portfolios................  30
Description of Permitted Investments and Risk Factors.......................  31

MARQUIS FUNDS (R)

                        Investment Adviser:
                        FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS

INSTITUTIONAL MONEY MARKET FUND

MARQUIS FUNDS (R) (the "Trust") is a mutual fund that offers a convenient and economical means of investing in one or more professionally managed portfolios of securities. This Prospectus offers shares of the INSTITUTIONAL MONEY MARKET FUND (the "Fund"), a separate series of the Trust.

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing in the Fund. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 28, 1997 has been filed with the Securities and Exchange Commission (the "SEC") and is available without charge by calling 1-800-471-1144. The Statement of Additional Information is incorporated into this Prospectus by reference.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------
 THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, INCLUDING FIRST NATIONAL BANK OF COMMERCE IN NEW ORLEANS OR ANY OF ITS AFFILIATES OR CORRESPONDENTS, INCLUDING FIRST COMMERCE CORPORATION. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
------------------------------------------------------------------------------

JANUARY 28, 1997

MRQ-F-008-01

2

                                    SUMMARY

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company providing a convenient way to invest in professionally managed portfolios of securities. This Summary provides basic information about the Trust's Institutional Money Market Fund (the "Fund"). The Fund is a separate series of the Trust.

WHAT IS THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND? The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in obligations issued by the U.S. Treasury and in repurchase agreements involving such obligations. There can be no assurance that the Fund will achieve its investment objective.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. While the Fund seeks to maintain a net asset value of $1.00 per share, there can be no assurance that the Fund will be able to do this on a continuous basis. There may be other risks involved in the ownership of money market mutual funds.

ARE MY INVESTMENTS INSURED? Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

For more information about the Fund, see "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors."

HOW DO I PURCHASE SHARES? Shares of the Fund are offered at net asset value per share.

WHO IS THE ADVISER? The Trust Group of First National Bank of Commerce in New Orleans serves as the investment adviser of the Fund. See "Expense Summary" and "The Adviser."

WHO IS THE ADMINISTRATOR? SEI Fund Resources serves as the administrator of the Trust. See "Expense Summary" and "The Administrator."

WHO IS THE TRANSFER AGENT? DST Systems, Inc. serves as shareholder servicing agent, transfer agent and dividend disbursing agent for the Trust. See "The Shareholder Servicing Agent and Transfer Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company serves as distributor of the Trust's shares. See "The Distributor."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends. Any capital gain is distributed at least annually. Dividends are paid in additional shares unless the shareholder elects to take payment in cash on the first Business Day of each month. See "Dividends."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES                                                     INSTITUTIONAL MONEY MARKET FUND

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                                     None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)                          None
Maximum Contingent Deferred Sales Charge (as a percentage of original
 purchase price or redemption proceeds, as applicable)                                                          None
Wire Redemption Fee                                                                                             None
Exchange Fee                                                                                                    None

ANNUAL OPERATING EXPENSES                       INSTITUTIONAL MONEY MARKET FUND
(as a percentage of average net assets)

------------------------------------------------------
Management Fees (after fee waivers) (1)           .06%
12b-1 Fees                                        None
Other Expenses (2)                                .19%
------------------------------------------------------
Total Operating Expenses (after fee waivers) (2)  .25%
======================================================

(1) The Adviser has voluntarily agreed to waive its advisory fee or reimburse expenses to the extent necessary to keep "Total Operating Expenses" for the Fund from exceeding .25%. The Adviser reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, the advisory fee for the Fund would be .15%.

(2) Absent the Adviser's voluntary fee waiver, Total Operating Expenses for the Fund would be .34%.

EXAMPLE
-----------------------------------------------------------------------------
                                              1 YEAR 3 YEARS 5 YEARS 10 YEARS
-----------------------------------------------------------------------------
An investor would pay the following expenses
on a $1,000 investment in shares of the Fund
assuming: (1) 5% annual return and (2)
redemption at the end of each time period:      $3      $8     $14     $32

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Fund. The information set forth in the foregoing table and example relates only to shares of the Institutional Money Market Fund. Shareholders purchasing shares through a financial institution may be charged additional account fees by that institution. Additional information may be found under "The Adviser," "The Administrator" and "The Distributor."

4

FINANCIAL HIGHLIGHTS

The following financial highlights for a share outstanding throughout each period ended September 30 have been audited by Arthur Andersen LLP, independent public accountants, whose report thereon was unqualified. This information should be read in conjunction with the Trust's financial statements and notes thereto which are included in the Statement of Additional Information under the heading "Financial Information." Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-471-1144.

For a Share Outstanding Throughout each Period ended September 30,

                                                                                                                        RATIO OF
                                                                                                                          NET
                                 REALIZED                                                         RATIO OF   RATIO OF  INVESTMENT
                                    AND                                                             NET      EXPENSES  INCOME TO
           NET ASSET            UNREALIZED  DISTRIBUTIONS NET ASSET        NET ASSETS  RATIO OF  INVESTMENT TO AVERAGE  AVERAGE
             VALUE      NET      GAINS OR     FROM NET      VALUE            END OF    EXPENSES  INCOME TO  NET ASSETS NET ASSETS
           BEGINNING INVESTMENT (LOSSES) ON  INVESTMENT    END OF   TOTAL    PERIOD   TO AVERAGE  AVERAGE   (EXCLUDING (EXCLUDING
           OF PERIOD   INCOME   INVESTMENTS    INCOME      PERIOD   RETURN   (000)    NET ASSETS NET ASSETS  WAIVERS)   WAIVERS)
           --------- ---------- ----------- ------------- --------- ------ ---------- ---------- ---------- ---------- ----------
 INSTITUTIONAL MONEY MARKET FUND
 1996        $1.00     $0.05         --        $(0.05)      $1.00    5.33%  $28,004      0.25%      5.19%      0.34%      5.10%
 1995(1)      1.00      0.01         --         (0.01)       1.00    5.55*   31,314      0.25*      5.56*      0.60*      5.21*

--------
*   Annualized.
(1) Commenced operations on August 10, 1995.

5

THE TRUST

MARQUIS FUNDS (R) (the "Trust") is an open-end management investment company that offers units of beneficial interest ("shares").This prospectus relates to the Institutional Money Market Fund (the "Fund"), a diversified mutual fund. Each share of the Fund represents an undivided, proportionate interest in the Fund. Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained by calling 1-800-471-1144.

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. There can be no assurance that the Fund will be able to achieve its investment objective.

The Fund complies with regulations of the Securities and Exchange Commission applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by the Fund. Under these regulations, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will acquire only obligations maturing in 397 days or less. The Fund will attempt to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

The Fund invests exclusively in obligations issued by the U.S. Treasury ("Treasury Obligations") and backed by its full faith and credit and in repurchase agreements involving such obligations.

For additional information regarding permitted investments, investment practices and risks, see "Description of Permitted Investments and Risk Factors."

INVESTMENT LIMITATIONS

The following investment limitation is a fundamental policy of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, and repurchase agreements involving such securities.

3. Make loans except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objectives and policies; and (ii) enter into repurchase agreements.

Additional investment limitations are set forth in the Statement of Additional Information.

PURCHASE OF SHARES

Investors may purchase shares of the Fund directly from the Trust's shareholder servicing and transfer agent, DST Systems, Inc., or an authorized sub-transfer agent (collectively, the "Transfer Agent"), by wire. Shares of the Fund are sold to investors on a continuous basis.

To open an account, an investor must first return a completed and signed Account Application, along with a check (or other negotiable bank instrument or money order payable to "Marquis Funds (Institutional Money Market Fund)", to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be forwarded until the investment

6


being redeemed has been in the account for 15 days. You may purchase additional shares at any time by mailing payment to the Transfer Agent. Orders placed by mail will be executed on receipt of your payment. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. Account Application forms are available by calling 1-800-471-1144.

WIRE

A shareholder whose Account Application has been received by the Transfer Agent may purchase shares of the Fund by wiring Federal funds. The shareholder must wire funds to the Transfer Agent and the wire instructions must include the shareholder's account number. The shareholder must call 1-800-471-1144 before wiring any funds. An order to purchase shares by Federal funds wire will be deemed to have been received by the Fund on the Business Day of the wire, provided that the shareholder notifies the Transfer Agent prior to 12:00 noon, Central time. If the Transfer Agent does not receive notice by 12:00 noon, Central time, on the Business Day of the wire, the order will be executed on the next Business Day.

GENERAL INFORMATION REGARDING PURCHASES

Purchases of shares of the Fund may be made on any day the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). The minimum initial investment in the Fund is $10,000,000; however, the Trust's distributor, SEI Financial Services Company (the "Distributor"), may waive the minimum investment at its discretion.

A purchase order for shares will be effective, and eligible to receive dividends declared that same day, on the Business Day received by the Transfer Agent, if it receives the order and payment before 12:00 noon, Central time. A purchase order received (with payment) after this time will be effective on the next Business Day. The purchase price of shares of the Fund is the net asset value per share next computed after the order is received and accepted by the Trust. The Fund expects to maintain its net asset value per share constant at $1.00. The net asset value per share of the Fund is determined by dividing the total value of its investments and other assets, less any liabilities, by its total outstanding shares. The Fund's net asset value per share is calculated as of 3:00 p.m., Central time, each Business Day and is based on the amortized cost method described in the Statement of Additional Information.

The Trust reserves the right to reject a purchase order for shares when the Adviser determines that it is not in the best interest of the Trust and/or its shareholders to accept such order.

Shareholders who desire to transfer the registration of their shares should call 1-800-471-1144.

Certain financial institutions through which shares may be purchased may be required under state law to register as broker dealers.

EXCHANGES

Shares of the Fund may be exchanged for Class A shares of other funds of the Trust. Investors exchanging shares of the Fund acquired for cash for Class A shares of another fund of the Trust will be subject to the applicable sales charge. Shares of the Fund acquired through an exchange of Class A shares of another fund of the Trust may be exchanged back, with no sales charge, into Class A shares of any other fund of the Trust.

An investor must have received a current prospectus of the Trust's other fund into which the exchange is to be made (the "new" fund) before the exchange will be effected. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request ") are received by the Transfer Agent. If an Exchange Request in good order is received by the Transfer Agent by 3:00 p.m. Central time, on any Business Day, the exchange will occur on that day. The exchange privilege may be exercised only in those states where the class or shares of the new fund may legally be sold.

7


The Trust reserves the right to change the terms or conditions of the exchange privilege discussed herein upon 60 days' notice.

REDEMPTION OF SHARES

Shareholders may redeem their shares without charge on any Business Day. Shares may be redeemed by mail or by telephone. Shares of the Funds cannot be redeemed by Federal Reserve wire on Federal holidays restricting wire transfers.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid redemption request.

If the redemption request exceeds $5,000 or if the request directs the proceeds to be sent or wired to a shareholder or an address different from that on record, the Transfer Agent may require that the signature on the written redemption request be guaranteed. Signature guarantees can be obtained from banks, brokers, dealers, credit unions, securities exchanges or associations, clearing agencies or savings associations. A notary public cannot guarantee signatures.

BY TELEPHONE

Shares may be redeemed by telephone if the shareholder has elected that option on the Account Application. Under most circumstances, payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The shareholder may have the proceeds mailed to his or her address of record or wired to a commercial bank account previously designated on the Account Application. Shareholders may request a wire redemption for redemptions in excess of $500 by calling 1-800-471-1144.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

OTHER INFORMATION REGARDING REDEMPTIONS

All redemption orders are effected at the net asset value per share next determined after receipt of a valid request for redemption. A redemption order received before 11:00 a.m., Central time, on any Business Day will be effective that day and will receive that day's redemption price. Net asset value per share is determined as of 3:00 p.m., Central time, on each Business Day. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Payment to shareholders for shares redeemed will be made within 7 days after the Transfer Agent receives the valid redemption request.

See "Purchase and Redemption of Shares" in the Statement of Additional Information for examples of when the right of redemption may be suspended.

THE ADVISER

First National Bank of Commerce in New Orleans (the "Adviser"), 201 St. Charles Avenue, New Orleans, Louisiana 70170, serves as the Fund's investment adviser under an advisory agreement (the "Advisory Agreement") with the Trust. The Adviser, through its Trust Group, makes the investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.

As of September 30, 1996, the Adviser's Trust Group managed approximately $2.3 billion in

8


discretionary investment management accounts for individuals, corporations and institutions with widely varying investment needs and objectives. The Trust Group has managed client accounts since 1933 and has managed money market portfolios for the past eight years. The Adviser is a wholly-owned subsidiary of First Commerce Corporation.
The Glass-Steagall Act restricts the securities activities of national banks such as First National Bank of Commerce in New Orleans but the Comptroller of the Currency permits national banks to provide investment advisory and other services to mutual funds. Should the Comptroller's position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.


The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Adviser or First Commerce Corporation and are not insured by the Federal Deposit Insurance Corporation or issued or guaranteed by the U.S. Government or any of its agencies.

The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee in order to limit the total operating expenses of the Fund. The Adviser reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. For the fiscal year ended September 30, 1996, the Adviser was paid an advisory fee of .06% of the Fund's average net assets.

Gerald S. Dugal, Vice President and a senior portfolio manager of the Adviser, is the portfolio manager of the Treasury Securities Money Market Fund, the Institutional Money Market Fund, the Strategic Income Bond Fund and the Tax Exempt Money Market Fund. During the past five years, Mr. Dugal served as a senior portfolio manager and Director of Fixed Income and Trading with the Adviser. Mr. Dugal has over 10 years of experience in investment trading, brokerage, and research. He is licensed as a general securities principal and a municipal securities principal.

THE ADMINISTRATOR

SEI Fund Resources, a Delaware business trust (the "Administrator"), has its principal business offices at Oaks, Pennsylvania 19456. The Trust and the Administrator are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of the Fund's average daily net assets.

The Administrator reserves the right to terminate any waivers or reimbursements at any time at its sole discretion.

THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, MO 64105, serves as the dividend disbursing agent and shareholder servicing agent for the Trust. DST also acts as transfer agent for the Trust under a transfer agent agreement.

THE DISTRIBUTOR

Shares of the Fund are offered without distribution fees.

SEI Financial Services Company (the "Distributor"), Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI Investments Company, and the Trust are parties to a distribution agreement ("Distribution Agreement").

The Fund may execute brokerage or other agency transactions through an affiliate of the Adviser or through the Distributor, for which the affiliate or the Distributor may receive "usual and customary" compensation. For further information, see the Statement of Additional Information.

9

PERFORMANCE

From time to time, the Trust may advertise the Fund's "current yield" and "effective compound yield." These figures will fluctuate, as they are based on historical earnings; they are not intended to indicate future performance and the Trust makes no representation concerning actual future yields. The "current yield" of the Fund refers to the income generated by an investment over a seven-day period which is then "annualized." That is, the amount of income generated by an investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

In addition, the Trust may from time to time compare performance of the Fund to that of other mutual funds tracked by mutual fund rating services, financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its shareholders. In addition, state and local tax consequences of an investment in the Fund may differ from the federal income tax consequences described below. Accordingly, shareholders are urged to consult with their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax, net of investment company taxable income, and net of capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Any net realized capital gain will be distributed at least annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Dividends and distributions of capital gains paid by the fund do not qualify for the dividends received deduction for corporate shareholders. The Fund will provide annual reports to shareholders of the federal income tax status of all distributions.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of the year declared, if paid by the Fund at any time during the following January.

With respect to investments in U.S. Treasury STRIPS, which are sold with original issue discount and do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such

10

obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Investment income received directly by the Fund on Treasury Obligations is exempt from income tax at the state level and may be exempt, depending on the state, when received by a shareholder as income dividends from the Fund provided certain state specific conditions are satisfied. Interest received on repurchase agreements collateralized by Treasury Obligations normally is not exempt from state taxation. The Fund will inform shareholders annually of the percentage of income and distributions derived from Treasury Obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax applicable to regulated investment companies.

A sale, exchange or redemption of a Fund's shares generally is a taxable transaction to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Declaration of Trust permits the Trust to offer separate series of shares or "funds" and different classes of each fund. In addition to the Fund, the Trust offers the following funds: Treasury Securities Money Market Fund, Tax Exempt Money Market Fund, Government Securities Fund, Louisiana Tax-Free Income Fund, Strategic Income Bond Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to that fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but meetings of shareholders will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

11

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes periodic reports to shareholders of record, and, as necessary, proxy statements for shareholder meetings.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to Marquis Funds, P.O. Box 419316, Kansas City, MO 64141-6316 or by calling 1-800-471-1144.

DIVIDENDS

The net investment income (not including capital gains) of the Fund is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day. Shareholders who own shares at the close of business on the record date will be entitled to receive the dividend. Currently, capital gains of the Fund, if any, will be distributed at least annually. Dividends are paid by the Fund in Federal funds or in additional shares at the discretion of the shareholder on the first business day of each month.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

First National Bank of Commerce in New Orleans acts as Custodian of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of the permitted investments and investment practices for the Fund and associated risk factors. Further discussion is contained in the Statement of Additional Information.

U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). The Fund does not expect to trade STRIPS actively.

Any guaranty by the U.S. Treasury of the securities in which the Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of that security or the yield or value of shares of the Fund.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. Repurchase agreements must be fully collateralized at all times. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.


TABLE OF CONTENTS
--------------------------------------------------------------------------------
Summary.....................................................................   2
Expense Summary.............................................................   3
Financial Highlights........................................................   4
The Trust...................................................................   5
Investment Objective and Policies...........................................   5
Investment Limitations......................................................   5
Purchase of Shares..........................................................   5
Exchanges...................................................................   6
Redemption of Shares........................................................   7
The Adviser.................................................................   7
The Administrator...........................................................   8
The Shareholder Servicing Agent and Transfer Agent..........................   8
The Distributor.............................................................   8
Performance.................................................................   9
Taxes.......................................................................   9
General Information.........................................................  10
Description of Permitted Investments and Risk Factors.......................  11

MARQUIS FUNDS(R):                 Statement of Additional Information


Investment Adviser:               First National Bank of Commerce in New Orleans


This Statement of Additional Information is not a prospectus. It provides information about the activities and operations of Marquis Funds (the "Trust") in addition to the information provided in the Trust's prospectuses dated January 28, 1997 (the "Prospectuses") and should be read in conjunction with a Prospectus. Prospectuses may be obtained through the Trust's shareholder servicing and transfer agent, DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105, or by calling 1-800-471-1144.

                               TABLE OF CONTENTS

The Trust...................................................................B-2
Additional Description of Permitted Investments.............................B-3
Investment Limitations......................................................B-21
Non-Fundamental Policies....................................................B-24
The Adviser and Sub-Adviser.................................................B-29
SFM and the Money Managers .................................................B-31
The Administrator...........................................................B-33
The Distributor.............................................................B-34
The Portfolios' Administrator and Shareholder Servicing Agent...............B-36
Trustees and Officers of the Trust..........................................B-37
Computation of Yield........................................................B-43
Calculation of Total Return.................................................B-45
Purchase and Redemption of Shares...........................................B-47
Conversion Feature..........................................................B-48
Letter of Intent............................................................B-48
Determination of Net Asset Value............................................B-49
Taxes.......................................................................B-51
Fund Transactions...........................................................B-57
Trading Practices and Brokerage.............................................B-57
Description of Shares.......................................................B-66
Shareholder Liability.......................................................B-67
Limitation of Trustees' Liability...........................................B-67
5% Shareholders.............................................................B-68
Financial Information.......................................................B-71


January 28, 1997

MRQ-F-004-06

THE TRUST

Marquis Funds(R) is an open-end management investment company established under Massachusetts law as a "Massachusetts business trust" under an Agreement and Declaration of Trust dated June 29, 1993 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. The Trust consists of eleven series: the Government Securities Fund, the Louisiana Tax-Free Income Fund (the "Louisiana Fund"), the Strategic Income Bond Fund, the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Small Cap Equity Fund, and the International Equity Fund (the "Non-Money Market Funds"); and the Treasury Securities Money Market Fund, the Institutional Money Market Fund and the Tax Exempt Money Market Fund (the "Money Market Funds") (collectively, the "Funds"). Each Fund is a diversified mutual fund, except the Louisiana Fund, which is non-diversified. Except for (i) differences between the Class A and Class B shares of the Government Securities Fund, the Louisiana Fund, the Strategic Income Bond Fund (together, the "Fixed Income Funds"), the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Small Cap Equity Fund and the International Equity Fund (together, the "Equity Funds"), pertaining to sales loads, service fees, dividends, voting rights and distribution plans, (ii) differences between the Trust Class, Retail Class and Cash Sweep Class shares of the Treasury Securities Money Market Fund and (iii) differences between Retail Class and Cash Sweep Class shares of the Tax Exempt Money Market Fund pertaining to distribution costs, distribution plans, dividends and voting rights, each share of each Fund represents an equal proportionate interest in that Fund. See "Description of Shares." Capitalized terms not defined herein are defined in the Prospectuses. No investment in shares of a Fund should be made without first reading that Fund's Prospectus carefully.

The Small Cap Equity Fund expects to invest up to 100% of its assets in the Small Cap Growth Portfolio, a separate series of SEI Institutional Managed Trust ("SIMT"). The International Equity Fund expects to invest up to 100% of its assets in the International Equity Portfolio, a separate series of SEI International Trust ("SIT"). The Small Cap Growth Portfolio and the International Equity Portfolio are referred to herein as the "Portfolios."

The investment policies of the Small Cap Equity Fund and the International Equity Fund will be substantially similar to those of the Small Cap Growth Portfolio and International Equity Portfolio, respectively, should the Funds withdraw from the Corporate Master-Feeder/TM/ structure and the Adviser manage their assets directly.

Unless otherwise indicated, policies with respect to "a Fund," "all Funds" or "Equity Funds" includes the Portfolios.

ADDITIONAL DESCRIPTION OF PERMITTED INVESTMENTS

Variable and Floating Rate Notes

All Funds may invest in variable rate notes and floating rate notes (together, "adjustable interest rate notes"). The Fixed Income Funds may invest in adjustable interest rate notes issued by or on behalf of states (including the District of Columbia), territories and possessions of the United States and their respective authorities, agencies, instrumentalities and political subdivisions; such notes constitute a form of Municipal Securities. A variable rate note is a note whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value; the degree to which a variable rate note's market value approximates its par value will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is a note whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. In addition, a variable or floating rate demand note with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities. Variable or floating rate notes may be secured by bank letters of credit.

For the Money Market Funds only, variable and floating rate notes will be deemed to have maturities as follows:

1. A variable rate note, the principal amount of which is scheduled on the face of the instrument to be paid in 397 calendar days or less, will be deemed by a Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate.

2. A variable rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

3. A floating rate note that is subject to a demand feature will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 days and upon no more than thirty days' notice.

The Fixed Income Funds and the Equity Funds may invest in variable amount master demand notes, which may or may not be backed by bank letters of credit. These variable rate notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

Bank Obligations

The Funds are not prohibited from investing in obligations of banks that are clients of SEI Investments Company ("SEI"). However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations of the Adviser.

Forward Foreign Currency Contracts

The International Equity Portfolio may invest in forward foreign currency contracts. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security in a foreign currency, the Portfolio may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when a Money Manager anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, the Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Portfolio will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars.

Government National Mortgage Association ("GNMA") Certificates

The Fixed Income Funds and the Equity Funds may invest in securities issued by GNMA, a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Swaps, Caps, Floors and Collars

The International Equity Portfolio may enter into swap, cap, floor and collar arrangements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.


Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Portfolio's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Portfolio may have under these types of arrangements will be covered by setting aside liquid high grade securities in a segregated account. The Portfolio will enter into swaps only with counterparties believed to be creditworthy.

Mortgage-Backed Securities

The Government Securities Fund, the Balanced Fund and Strategic Income Bond Fund may, in addition to investing in GNMA securities, invest in other mortgage-backed securities, principally collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single-family detached properties).

Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves generally are not guaranteed.

REMICs, which were authorized under the Internal Revenue Code of 1986, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are a form of CMO, and issue multiple classes of securities.

Asset-Backed Securities

The Government Securities, Balanced and Strategic Income Bond Funds may invest in asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. Asset-backed securities, like mortgage-backed securities, represent ownership of a pool of obligations. The payment of principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, these issues typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, due to the manner in which the issuing organizations may perfect their interests in their respective obligations, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect a security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, the possibility exists that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities.

The development of non-mortgage asset-backed securities is at an early stage compared to mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for non-mortgage asset-backed securities is not as well developed as that for mortgage-backed securities guaranteed by government agencies or instrumentalities. The Adviser intends to limit its purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase.

Separately Traded Interest and Principal Securities ("STRIPS")

Each Fund may invest in STRIPS which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"), the Adviser will purchase for the Money Market Funds only those STRIPS that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

Repurchase Agreements

Each Fund may enter into repurchase agreements with primary securities dealers recognized by the Federal Reserve Bank of New York or with national member banks as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended. The repurchase agreement will have an agreed-upon price (including principal and interest) and an agreed-upon repurchase date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement; the Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Federal Bankruptcy Code provides protection for proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

Municipal Securities

Municipal Securities -- The two principal classifications of Municipal
--------------------
Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. The Louisiana Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while

Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.


An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

Municipal Leases -- The Louisiana Fund and Tax Exempt Money Market Fund may
----------------
invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

Puts on Municipal Securities -- The Louisiana Fund and Tax Exempt Money Market
----------------------------
Fund may acquire "puts" with respect to its acquisition of Municipal Securities. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. A Fund may sell, transfer, or assign the put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

The amount payable upon the exercise of a put is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts on Municipal Securities may be acquired to facilitate the liquidity of portfolio assets and the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Taxable Municipal Securities -- The Louisiana Fund and Tax Exempt Money Market
----------------------------
Fund may invest up to 20% of their net assets in Municipal Securities, such as certain private activity or industrial revenue bonds, the interest on which is not tax-exempt for Federal income tax purposes but which otherwise meet the Fund's investment criteria.

Special Considerations Regarding Louisiana Municipal Securities -- All
---------------------------------------------------------------
general obligations of the State of Louisiana, secured by the full faith and credit of the State, are payable from the Bond Security and Redemption Fund of the State and enjoy a first lien and privilege upon the funds in the Bond Security and Redemption Fund. The State Constitution provides that, subject to contractual obligations existing on January 1, 1975, all State money deposited in the State Treasury is to be credited to the Bond Security and Redemption Fund (except certain enumerated accepted monies) and that in each fiscal year, an amount be allocated from the Bond Security and Redemption Fund sufficient to pay all obligations that are secured by the full faith and credit of the State and that become due and payable within the current fiscal year. For fiscal year 1996-97, the State Constitution prevents the State from issuing net State tax supported debt in excess of 10.6% of projected State revenue. The latest issuance of State general obligation bonds was rated "Baa1" and "A-" by Moody's Investors Service, Inc. and Standard & Poor's Ratings Service, respectively.


According to the Louisiana Department of Economic Development (the "Department"), Louisiana's economy in 1995, compared to 1994, was in a period of economic expansion. Overall non-farm employment grew 3% during 1995, adding 52,400 jobs over the year. Growth in several sectors propelled the expansion. Employment in the special trade contractors segment of construction increased 42% since figures for this segment were first released in 1988. An annual gain of 7% reflects a continuing demand for workers in this industry. Job gains in durable goods manufacturing offset small losses in non-durable manufacturing over the year. Primary metal industries and machinery, except electrical, were responsible for the increased employment levels in durable goods manufactured by 6%, for an over the year gain of 1600 jobs. Trade grew by 17,300 jobs over the year. Almost half of the jobs gained were in the restaurant/bar sector. In the services sector, amusement and recreation services grew 46.8% from the 1994 to 1995 annual average. Growth over the year in miscellaneous repair and business services, as well as the amusement and recreation services represented 59% of the total growth in the services sector. The Department predicts that the State will experience continued modest growth in 1997.

Louisiana's official forecast of revenues for fiscal year 1996-1997 is $4,676.7 million. The State Office of Planning and Budget has determined that the funding level required to support continued level budgets for the fiscal year 1996-1997 is $5,524.2 million and, therefore, forecasted revenues would be approximately $847.5 million short of the amount needed to continue State operations at a level equivalent to fiscal year 1995-96 on a continuation basis. During the 1996 Regular Session, the Louisiana Legislature continued the suspension of particular sales tax exemptions, which added approximately $445 million to the fiscal year 1996-97 revenue estimates. Furthermore, $330 million of the gap between the continuation budget and the available revenues is related to the State's Medicaid Program. On April 26, 1996, the U.S. Congress adopted a Budget Bill which virtually eliminated this part of the budget problem in the short-term. The State will have to address this issue in the future. The State will rely on reduction in expenditures by approximately $72.5 million to produce the balanced budget required by the State Constitution for fiscal year 1996-97. At the end of fiscal year 1995-96, the General Fund of the State should have a balance of approximately $76.8 million.

Louisiana's Department of Economic Development has worked to increase diversification of the State's economy, enhancing economic opportunities from both new and existing businesses. The Department has sought to reduce the relative cost of doing business in Louisiana , helping make Louisiana one of the lowest-cost states in the nations. In today's global economy, Louisiana, more than most other states, is positioned to profit from ever-expanding trade, particularly with its neighbors to the South. Louisiana continues to actively pursue and encourage both private and public economic development research efforts. Louisiana State University, a Carnegie-Mellon Research I Institution, has constructed the Center for Advance Microstructures and Devices in Baton Rouge, and an adjacent research park is envisioned. The Pennington Biomedical Research Center is a $26 million facility dedicated to nutrition and preventive medicine and is associated with Louisiana State University, Louisiana State University Agricultural Center and Louisiana State University Medical Center.


Tourism is the second largest industry in Louisiana, which welcomed a record number of tourists last year. Some 22.5 million visitors, creating 100,000 jobs, infused $6.5 billion into the State's economy in 1995 and generated $450 million in state and local taxes. South and offshore Louisiana continue to experience activity gains in the oil and gas sector that began in early 1994. Future activity gains appear assured based on future indicators. Clerk of Court lease filings continue to increase. State lease bonus monies have gone from $8 million three years ago to $12 million two years ago and to $20 million last year, and are expected to reach $25-

28 million in the current year. Day rates for rigs have risen 50%-100% during the past two years. Gulf Coast drilling costs have dropped to approximately $4.20 per barrel of oil equivalent - the lowest level since these industry surveys have been conducted, and are now less than the worldwide average. Driving this boom in the oil and gas industry is technology. Three-dimensional seismic, horizontal drilling technique improvements, side-tracking, etc., have increased success rates tremendously. Tax incentives for drilling granted by the State have had an additional positive impact in attracting additional capital and directly generating 1600 new jobs at an average weekly salary of $793, well above the State-wide average wage rate.

Given Louisiana's strategic location at the mouth of the Mississippi River and on the Gulf of Mexico, the Port and maritime industry is one of the State's most important economic generators. The Louisiana Port system serves as one of the major gateways not only to Louisiana, but to the entire mid-section of the United States. The ports create a large number of economic opportunities related to the servicing of the vessels that call on the ports and also act as a magnet for attracting warehousing and manufacturing firms that use the ports to import raw material into the area or export finished products out of the area. The State's top five ports combined handle more than 457,000,000 tons of cargo annually. The total economic impact of these ports constitutes 21% of the total Louisiana gross product and produced 4.7% of all personal income in the State. The port industry and port users generated a total economic impact of more than $21.9 billion in the State in 1994. Ports and firms located in the State generated more than $310 million in State and local taxes during 1994 and port-related activities generated more than $209 million in tax revenue in the State. These are recurring revenues that will continue and increase as port activities increase.

The State of Louisiana General Fund should have a $76.8 million balance after fiscal year 1995-96. However, Fiscal Year 1996-97 budget projections indicate that the State will have to rely on reduction in expenditures by approximately $72.5 million to produce a balanced budget. One of the most severe budget issues is the Medicaid problem. For fiscal year 1995-96, Louisiana was eligible to receive $690 million in Medicaid disproportionate share payments for hospitals. In the past, Louisiana used a portion of the amounts paid to the State public hospitals to fund the State's portion of the Medicaid program. The 1993 amendments to the federal disproportionate share law severely restrict the State's ability to continue to help finance health care in this manner. On April 26, 1996, Congress adopted a budget bill that included a two-year funding based specifically for the State Medicaid Program. This budget bill allows the State to move forward with the Medicaid Managed Care initiatives without being faced with severe funding cuts. It is expected, however, that additional program reductions will be required in order to bear a $2.6 billion Federal fund cap and the minimum required State match of $600 million for fiscal year 1996-97 as allowed by Congress. The State's executive and legislative leadership is currently revising its overall spending projections for the years through fiscal year 1999-2000, including projections for Medicaid requirements. This Medicaid problem will also slow the growth in the services section of the Louisiana economy.

The Louisiana Economic Development and Gaming Corporation (the "Gaming Corporation") was created by the Louisiana legislature in 1992 for the purpose of contracting with a casino operator to provide for or furnish an official gaming establishment and to conduct casino gaming operations at the official gaming establishment, the Rivergate Convention Center in New Orleans (the "casino") as well as a temporary casino until the casino is opened. Voters at the general election held in November 1996, approved land-based gambling in the City of New Orleans. Once the casino is in operation, the operator must pay a minimum of 18 1/2% of gross revenues, or $100 million annually, whichever is higher, to the Gaming Corporation. The Gaming Corporation must transfer daily to the State Treasury for deposit in the Casino Gaming Proceeds Fund net revenues which are surplus to its needs. Such revenues will be first credited to the Bond Security and Redemption Fund before being credited to the Casino
Gaming Proceeds Fund. Money in the Casino Gaming Proceeds Fund may be allotted or expended only pursuant to legislative appropriation. The operating contract was awarded to Harrah's Jazz Company, a partnership comprised of three principals: Harrah's New Orleans, New Orleans/Louisiana Development Corporation (Jazzville) and Grand Palais Corporation. Construction of the permanent casino began at the site of the old Rivergate in the spring of 1995. In November 1995, after unsuccessfully operating a temporary casino at the New Orleans Municipal Auditorium, Harrah's New Orleans filed voluntary bankruptcy under Chapter 11. Harrah's New Orleans is in the process of restructuring Harrah's Jazz Company financing and renegotiating other contractual terms. The temporary casino will not re-open. It appears at this time that a scaled-down version of the casino will be opened in the latter part of 1997, but the Governor of the State has publicly stated that he will not compromise any payments that are due the State under the enabling legislation and the original contract. At this time, the situation has not been resolved. The State has not included any revenue from land-based casino gaming in the official revenue forecast for fiscal year 1996-97.

Options on Securities and Indices

Options -- The Fixed Income Funds and the Equity Funds may trade put and call
-------
options on permitted investments and related indices to a limited extent. Among the strategies the Adviser may use for a Fund are: buying protective puts on securities owned by the Fund, buying fiduciary calls on securities the Fund is attempting to buy, and writing covered calls on securities the Fund owns.

A Fund may buy protective put options. The Fund may benefit from buying the protective put if the price of the security already held by the Fund falls during the option period, because the Fund may exercise the put and receive the higher exercise price for its security. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

A Fund may buy fiduciary call options on securities that the Fund is trying to buy. The Fund may benefit from buying the fiduciary call if the price of the underlying security rises during the option period, because the Fund may exercise the call and buy the security for the lower exercise price. If, however, the security falls in value, the Fund will have paid a premium for the call which will expire worthless, but will be able to buy the security at a lower price.

A Fund may write covered call options. The advantage to the Fund of writing covered call options is that the Fund receives additional income in the form of the premium. However, if the security rises in value, the Fund may not fully participate in that market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing transaction. A closing transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The market value of an option generally fluctuates with the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risk Factors in Options Transactions -- The successful use of a Fund's options
------------------------------------
strategies depends on, among other things, the Adviser's ability to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This risk differs from the risk involved with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes a liquid secondary market exists for the option, there is no assurance that such a market does or will continue to exist. If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions; even when a liquid secondary market does generally exist, there can be no assurance that a Fund will be able to effect a closing transaction on a given option at any particular time or at an acceptable price. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its position until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts on Securities; Options on Futures

Securities Futures Contracts -- Each Fixed Income Fund and Equity Fund may enter
----------------------------
into futures contracts on securities, including securities indexes. A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. Futures contracts are traded in the

United States only on commodities exchanges or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission, and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. Closing out a futures contract sale (purchase) is effected by purchasing (selling) a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain; if the offsetting purchase price exceeds the initial sale price, the seller realizes a loss. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain; if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

When a Fund purchases or sells a futures contract, it does not pay or receive the purchase price; instead, the Fund is required to deposit an "initial margin" in the form of cash and/or U.S. Government securities with its custodian in a segregated account in the name of the futures broker. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs, and closing transactions involve additional commission costs.

Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Final determinations of variation margin are made when a Fund enters into a closing transaction.

Options on Securities Futures Contracts -- Each Fixed Income Fund and Equity
---------------------------------------
Fund may enter into written options on securities futures contracts. A Fund may purchase and write call and put options on the futures contracts it may buy or sell, and may enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See the section titled "Options on Securities," above.

The Fund holding or writing an option on futures may terminate its position by selling or purchasing an offsetting option. There can be no guarantee that such closing transactions will be available.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts pursuant to brokers' requirements similar to those described above.

Cover for Options and Futures Contract Positions -- Transactions using futures
------------------------------------------------
contracts and options (other than options that a Fund has purchased) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash, U.S. Government securities or other liquid, high-grade debt securities in a segregated account with its Custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Risks of Futures Contracts and Options Transactions -- Successful use of
---------------------------------------------------
securities futures contracts by a Fund is subject to the Adviser's ability to correctly predict movements in the direction of interest rates and other factors affecting securities markets.

The purchase of options on futures contracts involves less risk to a Fund than does the purchase or sale of futures contracts, because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to the risks, described above under "Options on Securities," involved in the writing of options on securities.

There can be no assurance that higher-than-anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future contract or option thereon can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing the liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or option thereon due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account.

To reduce or eliminate a hedge position it holds, a Fund may seek to close out that position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. There can be no assurance that such a market does or will continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Foreign Securities

The Equity Funds may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. The Strategic Income Bond Fund may invest in obligations issued by the Canadian Government.

In addition, the Equity Funds may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). ADRs are receipts, typically issued by a U.S. bank or trust company, that evidence ownership of underlying securities issued by a foreign corporation. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs may be available for investment through sponsored or unsponsored facilities. A sponsored facility is established jointly by the issuer of the ADR and the issuer of the security underlying the ADR, whereas a depository may establish an unsponsored facility without the participation of the issuer of the underlying security. Depositaries establishing unsponsored facilities may not be obliged to pass on to ADR holders either voting rights on the underlying securities or shareholder communications received from the issuer of the underlying securities, and holders of unsponsored ADRs generally bear all costs of the unsponsored facility.

Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

When-Issued Securities

Each Fund, except for the Value Equity, Growth Equity, Institutional Money Market, and Treasury Securities Money Market Funds and the International Equity Portfolio, may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Funds, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, a Fund will set aside assets to cover its commitments. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

Securities Lending

Each Fund, except the Treasury Security Money Market Fund and Institutional Money Market Fund, may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, U.S. Government securities, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Investments made with this collateral are considered to be assets of the Fund and must comply with the Fund's investment limitations. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions. Investment Company Shares

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund, other than a Feeder Fund (currently, the Small Cap Equity and International Equity Funds), is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

INVESTMENT LIMITATIONS

I.     Investment Limitations of the Funds

Each Fund is subject to a number of fundamental investment restrictions that may be changed only by a vote of a majority of the outstanding shares of that Fund. A "majority of the outstanding shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of
(a) 67% or more of the votes of shareholders of the Trust or such Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or such Fund. The fundamental investment limitations for each Portfolio are described separately.

Pursuant to these investment restrictions, no Fund will:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, if, immediately after such purchase, more than 5% of the value of its total assets would be invested in any one issuer, or more than 10% of the outstanding voting securities of such issuer; provided that (1) this restriction does not
                                  --------
       apply to the Louisiana Fund, (2) for the Government Securities Fund and the Equity Funds, this restriction applies to only 75% of such Fund's assets, and (3) the Money Market Funds may invest up to 25% of its total assets without regard to this restriction only as permitted by applicable laws and regulations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. For purposes of this limitation, all debt securities are each considered as one class.

2.     Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except that the Fixed Income and Equity Funds may invest in futures contracts and options on futures contracts as disclosed in the Prospectuses) and interests in a pool of securities that are secured by interests in real estate (except that the Fixed Income Funds may invest in mortgage-backed securities, including collateralized mortgage obligations, as disclosed in the Prospectus). However, subject to their permitted investments, any Fund may invest in companies which invest in real estate commodities or commodities contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions; this limitation shall not prohibit short sales "against the box."

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling a Fund security.

8. Purchase securities of other investment companies except as permitted by the 1940 Act, and the rules and regulations thereunder.

9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

10. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
       (ii) enter into repurchase agreement; and (iii) engage in securities lending as described in the Prospectus and this Statement of Additional Information.

NON-FUNDAMENTAL POLICIES

No Fund may invest in warrants, except that the Equity Funds may invest in warrants in an amount not exceeding 5% of the Fund's net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or the American Stock Exchange.

No Fixed Income Fund or Equity Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of that Fund's net assets, and the Money Market Funds may not invest in illiquid securities in an amount exceeding, in the aggregate, 10% of each Funds' net assets. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

No Fund may purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

No Fund may invest in interests in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases.

No Fund may purchase securities of any company which has (with its predecessors) a record of less than three years continuing operations if, as a result more than 5% of total assets (taken at fair market value) of the Fund would be invested in such securities, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or municipal securities which are rated by at least two nationally recognized bond rating services. This restriction shall not apply to investments a Fund may make in asset-backed securities and in other investment companies, as described in the appropriate Prospectus.

With the exception of the limitations that apply to illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

II.    Investment Limitations of the Small Cap Growth Portfolio

The investment limitations of Small Cap Growth Portfolio, the Portfolio in which the Small Cap Equity Fund expects to invest up to 100% of its assets, are separate from those of the Small Cap Equity Fund.

The Small Cap Growth Portfolio may not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Portfolio to purchase securities or require the Portfolio to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
   (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in each of the Portfolio's Prospectus are fundamental policies of SIMT Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of SIMT and may be changed without shareholder approval.

The Small Cap Growth Portfolio may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
   Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
   (ii) in connection with mergers, acquisitions of assets, or consolidations; or (iii) as otherwise permitted by the 1940 Act.

5. Purchase or retain securities of an issuer if, to the knowledge of SIMT, an officer, trustee, partner or director of the Trust or any investment adviser of SIMT owns beneficially more than 1/2 of the 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

6. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

7. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

8. Purchase securities which must be registered under the 1933 Act, as amended, before they may be sold in the public, if, in the aggregate, more than 15% of its net assets would be invested in such restricted securities, unregistered securities issued in reliance and the exemption from registration in Section 4(2) of the 1933 Act and securities exempted from registration upon re-sale by Rule 144A under the 1933 Act are not deemed to be restricted securities for purposes of this limitation.

Under rules and regulations, established by the SEC, the Portfolio is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Portfolio's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. The Portfolio's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

III.   Investment Limitations of the International Equity Portfolio

The investment limitations of the International Equity Portfolio, the Portfolio in which the International Equity Fund expects to invest up to 100% of its assets, are separate from those of the International Equity Fund.

The International Equity Portfolio may not:

1. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
   (ii) enter into repurchase agreements; and (iii) lend its securities.

2. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

5. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

Except with regard to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

These investment limitations and the investment limitations in the Prospectuses are fundamental policies of SIT and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of SIT and may be changed without shareholder approval.

The International Equity Portfolio may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

4. Purchase securities which must be registered under the 1933 Act, as amended, before they may be sold to the public, if, in the aggregate, more than 15% of its total assets would be invested in such restricted securities. Securities exempted from registration upon resale by Rule 144A under the 1933 Act are not deemed to be restricted securities for purposes of this limitation.

5. Purchase illiquid securities, i.e., securities that cannot be disposed of for
                                 ----
   their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities. Notwithstanding the foregoing, securities eligible to be re-sold under Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the SIT Board of Trustees.

6. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions,
   (ii) in connection with mergers, acquisitions of assets, or consolidations, or (iii) as otherwise permitted by the 1940 Act.

7. Purchase or retain securities of an issuer if, to the knowledge of SIT, an officer, trustee, partner or director of SIT or any investment adviser of SIT owns beneficially more than

   1/2 of the 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

8. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

Except with regard to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

THE ADVISER AND SUB-ADVISER

The Trust and First National Bank of Commerce in New Orleans (the "Adviser") have entered into separate advisory agreements (the "Advisory Agreements") dated as of: November 1, 1996, with respect to the Strategic Income Bond Fund, Small Cap Equity Fund and International Equity Fund; May 31, 1996, with respect to the Tax Exempt Money Market Fund; and August 17, 1993, with respect to each of the Trust's remaining Funds. Each Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any State, the Adviser will bear the amount of such excess.

The continuance of an Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. An Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the appropriate Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For the fiscal years ended September 30, 1994, 1995 and 1996, the Funds paid the following advisory fees:

==============================================================================================================================
                                                  Advisory Fees Paid                            Advisory Fees Waived
             Fund                  -------------------------------------------------------------------------------------------
                                         1994            1995            1996           1994            1995           1996
------------------------------------------------------------------------------------------------------------------------------
Treasury Securities Money             $1,039,361      $1,460,920      $2,591,388        N/A           $478,529       $250,908
Market Fund
------------------------------------------------------------------------------------------------------------------------------
Government Securities Fund              $359,239        $433,013        $724,413        N/A           $148,818       $121,599
------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                           $298,645        $428,912        $678,210        N/A           $143,749       $109,685
------------------------------------------------------------------------------------------------------------------------------
Louisiana Tax-Free Income                  $0             $6,316         $47,758        $28,959        $27,116        $14,575
Fund
------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                       $185,658        $284,586        $539,947        N/A            $83,575        $36,348
------------------------------------------------------------------------------------------------------------------------------
Growth Equity Fund                           *                *          $62,563          *                 *          $9,488
------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market                   *             $0            $17,920        N/A             $5,924/1/     $25,605
Fund
------------------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market                      *                *          $41,381          *                 *         $31,001
Fund
------------------------------------------------------------------------------------------------------------------------------
Strategic Income Bond                        *                *                *          *                 *               *
Fund
------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                        *                *                *          *                 *               *
------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                    *                *                *          *                 *               *
==============================================================================================================================

* Not in operation during the period.
/1/ In addition to waiving the full advisory fee for 1995, the Adviser contri-buted $7,691.

The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Weiss, Peck & Greer, L.L.C. ("WPG") dated May 31, 1996 and relating to the Tax Exempt Money Market Fund.

The continuance of a Sub-Advisory Agreement, after the first year, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated by the Adviser, the Trust's Board of Trustees or by a vote of the majority of the outstanding voting securities of the Fund at any time, without the payment or any penalty, on sixty (60) days' written notice to WPG and may be terminated at any time by ninety (90) days' written notice to the Adviser of the Fund. This Agreement will immediately terminate in the event of its assignment or upon termination of the Sub-Advisory Agreement between the Adviser and the Trust with regard to the Fund (as used in this Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning of such terms in the 1940 Act).

For the fiscal year ended September 30, 1996, the Adviser paid the following sub-advisory fees to WPG:

================================================================================
            Fund                 Sub-Advisory Fee Paid  Sub-Advisory Fee Waived
--------------------------------------------------------------------------------
Tax Exempt Money Market Fund*         $12,168                     $0
================================================================================

* WPG has been the Fund's sub-adviser since May 31, 1996.

SFM AND THE MONEY MANAGERS

SFM has received exemptive relief from the SEC that permits SFM, with the approval of the respective SIT and SIMT Boards of Trustees, to retain Money Managers (sub-advisers) for a Portfolio without submitting the sub-advisory agreement to a vote of the Portfolio's shareholders. The relief also permits the non-disclosure of amounts payable by SFM under such sub-advisory agreements.

Small Cap Growth Portfolio

The SIMT advisory agreement and certain of the sub-advisory agreements provide that SFM and each Money Manager shall not be protected against any liability to SIMT or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the Money Manager shall not be protected against any liability to SIMT or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

SFM acts as the investment adviser to the Small Cap Growth Portfolio and operates as a "manager of managers." As investment adviser, SFM oversees the investment advisory services provided to the Small Cap Growth Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements with SFM, and under the supervision of SFM and SIMT's Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Small Cap Portfolio. The Money Managers are selected based primarily upon the research and recommendations of SFM, which evaluates quantitatively and qualitatively each of the sub-investment adviser's styles and strategies. Subject to the SIMT's Board review, SFM allocates and, when appropriate, reallocates the Portfolio's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money Managers compliance with the Portfolio's investment objective, policies and restrictions. SFM has the ultimate responsibility for the investment performance of the Small Cap Growth Portfolio due to its responsibility to oversee Money Managers and recommend their hiring, termination and replacement.

For the fiscal years ended September 30, 1994, 1995 and 1996, the Portfolio paid the following fees to SFM and the Money Managers:

====================================================================================================================================
                                                  Advisory Fees Paid(000)                    Advisory Fees Waived(000)
                                        --------------------------------------------------------------------------------------------
                                           1994          1995             1996            1994           1995          1996
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio:
 SFM                                         N/A            $269        $2,098             N/A             $0            $0

 Investment Advisers, Inc.                  $451            $404           N/A              $0             $0           N/A

 Nicholas-Applegate Capital
  Management                                $411            $406           N/A              $0             $0           N/A

 Pilgrim Baxter & Associates, Ltd.          $420            $414           N/A              $0             $0           N/A

====================================================================================================================================

International Equity Portfolio

The advisory agreement and each sub-advisory agreement with respect to the International Equity Portfolio provides that SFM and each Money Manager shall not be protected against any liability to SIT or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SFM acts as the investment adviser to the International Equity Portfolio and operates as a "manager of managers." As investment adviser, SFM oversees the investment advisory services provided to the International Equity Portfolio and manages the cash portion of the Portfolio's assets. Pursuant to separate sub-advisory agreements with SFM, and under the supervision of SFM and the Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the International Equity Portfolio. The Money Managers are selected based primarily upon the research and recommendations of SFM, which evaluates quantitatively and qualitatively each of the sub-investment adviser's styles and strategies. Subject to the SIT Board's review, SFM allocates and, when appropriate, reallocates the Portfolio's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money

Manager compliance with the Portfolio's investment objective, policies and restrictions. SFM has the ultimate responsibility for the investment performance of the International Equity Portfolio due to its responsibility to oversee Money Managers and recommend their hiring, termination and replacement.

For the fiscal years ended February 28, 1994, February 28, 1995, and February 29, 1996, the International Equity Portfolio paid the following fees to SFM:

====================================================================================================================================
                                                  Advisory Fees Paid (000)                   Advisory Fees Waived (000)
                                      ----------------------------------------------------------------------------------------------
                                            1994              1995            1996           1994          1995        1996
------------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio             $1,063            $1,516          $1,524           $0            $0          $0
====================================================================================================================================

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") are parties to an Administration Agreement dated May 13, 1996 (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

For the fiscal years ended September 30, 1994, 1995 and 1996, the Funds paid the following administrative fees:

============================================================================================================================
                                          Administrative Fees Paid                    Administrative Fees Waived
                             -----------------------------------------------------------------------------------------------
      Fund                            1994             1995            1996            1994        1995          1996
----------------------------------------------------------------------------------------------------------------------------
Treasury Securities                $1,041,063      $1,293,016       $1,568,056          N/A          N/A         $53,138
Money Market Fund
----------------------------------------------------------------------------------------------------------------------------
Government Securities                $204,922        $211,577         $239,364          N/A          N/A         $22,714
Fund
----------------------------------------------------------------------------------------------------------------------------
Balanced Fund                        $132,490        $154,774         $165,548           N/A         N/A          15,767
----------------------------------------------------------------------------------------------------------------------------
Louisiana Tax-Free                      $0.00         $17,558          $26,920       $11,151      $1,546          $2,897
Income Fund
----------------------------------------------------------------------------------------------------------------------------
Value Equity Fund                     $79,890         $99,501         $129,657           N/A         N/A          $2,460
----------------------------------------------------------------------------------------------------------------------------
Growth Equity Fund                        *               *            $12,573            *           *           $2,307
============================================================================================================================

============================================================================================================================
                                          Administrative Fees Paid                    Administrative Fees Waived
                              ----------------------------------------------------------------------------------------------
      Fund                         1994             1995            1996            1994          1995          1996
-----------------------------------------------------------------------------------------------------------------------------
Institutional Money                  *               $3,949          $29,016           N/A         N/A           N/A
Market Fund
----------------------------------------------------------------------------------------------------------------------------
Tax Exempt Money                     *                    *          $20,068             *           *        $4,057
Market Fund
----------------------------------------------------------------------------------------------------------------------------
Strategic Income Bond                *                    *                *             *           *             *
Fund
----------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                *                    *                *             *           *             *
----------------------------------------------------------------------------------------------------------------------------
International Equity                 *                    *                *             *           *             *
Fund
============================================================================================================================

* Not in operation during the period.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, PA 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI, is the owner of all beneficial interests in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, First American Funds, Inc., First American Investment Funds, First American
Strategy Funds, Inc., FMB Funds, Inc., Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust and Turner Funds.

THE DISTRIBUTOR

The Distributor -- SEI Financial Services Company serves as distributor (the
---------------
"Distributor") to the Trust pursuant to a Distribution Agreement dated as of August 17, 1993, as amended and restated as of August 8, 1994, (the "Distribution Agreement"), which will continue for successive one-year periods. Notwithstanding the foregoing, the Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will automatically terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the (i) Trust's Trustees,
(ii) vote of a majority of the outstanding shares of such Fund or (iii) the Distributor.

Distribution -- As described in the Prospectuses, shares of the Trust's Funds
------------
are sold on a continuous basis by the Distributor. Each of the Class A shares and the Trust Class shares are offered without distribution fees, although the Class A shares are sold with a front-end sales load. However, neither the Class A shares nor the Trust Class shares are subject to ongoing distribution or service fees, or are subject to a sales charge when they are redeemed.

The Trust has adopted a distribution plan dated August 17, 1993 for the Class B shares of each Fixed Income and Equity Fund (the "Class B Plan"), a distribution plan dated August 17, 1993 for the Retail Class shares of the Treasury Securities Money Market Fund and a distribution plan dated as of November 13, 1995 for the Retail Class shares of the Tax Exempt Money Market Fund (the "Retail Class Plans"), a distribution plan dated as of August 8, 1994 for Cash Sweep Class shares of the Treasury Securities Money Market Fund and a distribution plan dated as of November 1, 1996 for the Cash Sweep Class shares of the Tax Exempt Money Market Fund (the "Cash Sweep Class Plans"), in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Each of the Class B, Retail Class and Cash Sweep Class Plans was approved by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or SEI Financial Services, as that term is defined in the 1940 Act ("Disinterested Trustees"). Continuance of each of the Class B, Retail Class and Cash Sweep Class Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Disinterested Trustees. Each of the Class B, Retail Class and Cash Sweep Class Plans requires that quarterly written reports of amounts spent under that Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Class B Plan, the Retail Class Plan or Cash Sweep Class Plan, as applicable, may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. Any of the Class B, Retail Class or Cash Sweep Class Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders.

None of the Class B, Retail Class or Cash Sweep Class shares incur a sales charge when they are purchased, but Class B shares are subject to a sales charge if they are redeemed within five years of purchase. Pursuant to the Distribution Agreement and the Class B Plan, Class B shares are subject to an ongoing distribution and service fee calculated on each Fixed Income and Equity Fund's aggregate average daily net assets attributable to its Class B shares. Pursuant to the Distribution Agreement and the Retail Class Plan and Cash Sweep Class Plans, shares of each class are subject to ongoing distribution and service fees calculated on the Tax Exempt and Treasury Securities Money Market Fund's aggregate average daily net assets attributable to shares of each such class, respectively.

Class A shares are not subject to distribution or service fees and pay correspondingly higher dividends per share. There can, of course, be no guarantee that any Fund will have net income and pay dividends. However, because initial sales charges are deducted at the time of purchase, investors in Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. If you do not qualify for reduced initial sales charges and you expect to maintain your investment for an extended period of time, you should weigh the fact that accumulated distribution and service fees on Class B shares may exceed the initial sales charge on Class A shares during the life of your investment against the fact that, because of Class A's initial sales charges, less of your initial purchase price is actually invested in the Funds if you purchase Class A shares.

The distribution expenses incurred by the Distributor and other financial intermediaries in connection with the sale of the shares will be paid, in the case of Class A shares, from the proceeds of the initial sales charge and, in the case of Class B shares, from the proceeds of the ongoing distribution and service fees and the contingent deferred sales charge paid upon redemptions of shares within five years of purchase.

For the fiscal year ended September 30, 1996, the Class B Government Securities, Louisiana Tax-Free Income, Balanced, Value Equity and Growth Equity Funds paid $2,637, $5,203, $11,889, $20,233, and $264, respectively, in distribution fees.
For the fiscal year ended September 30, 1996, the Retail Class Treasury Securities Money Market Fund and the Tax Exempt Money Market Fund paid $707,727 and $0, respectively, in distribution fees. Excluding the fees paid for the Retail Class Treasury Securities Money Market Fund, all of the distribution fees paid relate exclusively to sales expenses. As of September 30, 1996, the Strategic Income Bond Fund, Small Cap Equity Fund and International Equity Fund had not commenced operations.

THE PORTFOLIOS' ADMINSTRATOR AND SHAREHOLDER SERVICING AGENT



SIT and SIMT have each entered into a Management Agreement (each, a "Management Agreement") with SFM to provide administrative services and act as shareholder servicing agent. Each Management Agreement provides that SFM shall not be liable for any error of judgment or mistake of law or for any loss suffered by SIT or SIMT, respectively, in connection with the matters to which the such Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SFM in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The continuance of each Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the SIT or SIMT Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees of SIT or SIMT who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Management Agreement is terminable at any time as to a Portfolio without penalty by the Trustees of SIT or SIMT by a vote of a majority of the outstanding shares of a Portfolio or by SFM on not less than 30 days' nor more than 60 days' written notice.

For the fiscal years ended September 30, 1994, 1995 and 1996, the Small Cap Growth Portfolio paid the following fees to SFM:

====================================================================================================================================
                                           Management Fees Paid (000)                      Management Fees Waived(000)
                                   -------------------------------------------------------------------------------------------------
                                          1994        1995            1996          1994           1995               1996
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Portfolio             $1,023         $1,267        $1,103           $259           $102               $27
====================================================================================================================================

For the fiscal years ended February 28, 1994, February 28, 1995, and February 29, 1996, the International Equity Portfolio paid the following fees to SFM:

====================================================================================================================================
                                                 Management Fees Paid (000)                     Management Fees Waived (000 )
                                    ------------------------------------------------------------------------------------------------
                                              1994               1995           1996           1994           1995         1996
------------------------------------------------------------------------------------------------------------------------------------
International Equity Portfolio               $1,586             $2,653         $1,312          $471            $77         $119
====================================================================================================================================

TRUSTEES AND OFFICERS

The Trust

The Trustees and executive officers of the Marquis Funds(R), their respective dates of birth and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the principal address of each Trustee and executive officer is Oaks, PA 19456. Certain officers of the Fund also serve as officers of The Achievement Funds Trust, The Advisors' Inner Circle, The Arbor Fund, ARK Funds,

Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., FMB Funds, Inc., Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Rembrandt Funds(R), Profit Funds Investment Trust, 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust, SEI Liquid Asset Trust, SEI Index Funds, SEI Institutional Investments Trust, Turner Funds, Profit Funds Investment Trust and Santa Barbara Group of Mutual Funds, Inc., open-end management investment companies which are managed by SEI Financial Management Corporation and with the exception of Rembrandt Funds, are distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI. Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)-- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-
1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31) -- Trustee** -- Partner, Dechert Price &
Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

BARRY MULROY (DOB 09/01/46) -- Trustee*/** -- First Commerce Corporation, 201 St. Charles Avenue, New Orleans, LA 70170. Marketing and Human Resources Director of First Commerce Service Corporation from 1993 to present. Marketing Director, First Commerce Service Corporation (1988-1992).

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the administrator and distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.


KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the administrator and distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59) -- Vice President and Assistant Secretary -- Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President Dremen Financial Services, Inc. prior to 1995.

STEPHEN G. MEYER (DOB 07/12/65) -- Controller, Chief Financial Officer-Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers and Lybrand, 1990-1992.

TODD B. CIPPERMAN (DOB 02/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

------------------------------

*Messrs. Nesher, Doran and Mulroy are Trustees who may be deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Mulroy, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

===================================================================================================================================
                                                                                                     Total
                                                                                                     Compensation
                                                                                                     From Registrant
                                                                                                     and Fund
                             Aggregate                    Pension or                                 Complex* Paid
                             Compensation From            Retirement            Estimated            to Trustees for
                             Registrant for the           Benefits Accrued      Annual               the Fiscal Year
Name of Person,              Fiscal Year Ended            as Part of Fund       Benefits Upon        Ended
Position                     September 30, 1996           Expenses              Retirement           September 30,
                                                                                                     1996
------------------------------------------------------------------------------------------------------------------------------------
John T. Cooney                   $5,746                            N/A                  N/A          $5,746 for
                                                                                                     services on 1
                                                                                                     board
------------------------------------------------------------------------------------------------------------------------------------

Frank E. Morris                  $5,746                            N/A                  N/A          $5,746 for
                                                                                                     services on 1
                                                                                                     board
------------------------------------------------------------------------------------------------------------------------------------

Robert Patterson                 $5,746                            N/A                  N/A          $5,746 for
                                                                                                     services on 1
                                                                                                     board
------------------------------------------------------------------------------------------------------------------------------------

Eugene B. Peters                 $5,746                            N/A                  N/A          $5,746 for
                                                                                                     services on 1
                                                                                                     board
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey, Esq.            $5,746                            N/A                  N/A          $5,746 for
                                                                                                     services on 1
                                                                                                     board
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran, Esq.           $0                                N/A                  N/A          $0 for
                                                                                                     services on 1
                                                                                                     board
------------------------------------------------------------------------------------------------------------------------------------

Barry Mulroy                     $0                                N/A                  N/A          $0 for
                                                                                                     services on 1
                                                                                                     board
------------------------------------------------------------------------------------------------------------------------------------

Robert A. Nesher                 $0                                N/A                  N/A          $0 for
                                                                                                     services on 1
                                                                                                     board
====================================================================================================================================

*The Trust is the only investment company in the "Fund Complex."

SIMT and SIT

Several of these same individuals currently serve as the Trustees and Officers of SIMT and SIT.

With the exception of the Trustees and executive officers of the Marquis Funds(R), the Trustees and executive officers of SIMT and SIT, their respective dates of birth and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the principal address of each Trustee and executive officer is Oaks, Pennsylvania 19456.

For those Trustees and officers who are also Trustees or executive officers of the Trust, only the name and office of the Trustee or officer is set forth below.


ROBERT A. NESHER - Chairman of the Board of Trustees.*


GEORGE J. SULLIVAN, JR. - Trustee - General Partner, Teton Partners, L.P., since 1991; Chief Financial Officer, Noble Partners, L.P., since 1991; Treasurer and Clerk, Peak Asset Management, Inc. since 1991; Trustee, Navigator Securities Lending Trust since 1995. Trustee of SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds and SEI Institutional Investments Trust.

WILLIAM M. DORAN - Trustee.*

F. WENDELL GOOCH - Trustee** - P.O. Box 190, Paoli, IN 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981, President, H & W Distribution, Inc. since July 1984. Trustee of STI Classic Funds.

FRANK E. MORRIS - Trustee.

JAMES M. STOREY - Trustee**

DAVID G. LEE -  President, Chief Executive Officer.

SANDRA K. ORLOW - Vice President, Assistant Secretary.

KATHRYN L. STANTON - Vice President, Assistant Secretary.

MARC H. CAHN - Vice President, Assistant Secretary.

BARBARA A. NUGENT - Vice President, Assistant Secretary.

JOSEPH M. LYDON -  Vice President, Assistant Secretary.

TODD CIPPERMAN -  Vice President, Assistant Secretary.

KEVIN P. ROBINS -  Vice President, Assistant Secretary.

RICHARD W. GRANT - Secretary.

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the SIT and SIMT Trust as the term is defined in the 1940 Act.

**Messrs. Blanchard, Gooch, Morris and Storey serve as members of the Audit Committee of the Trust.

For the fiscal year ended September 30, 1996, SIMT paid approximately
$99,630 in fees to the Trustees who are not "interested persons" as defined in the 1940 Act.

=================================================================================================================================
                                Aggregate         Pension or Retirement       Estimated           Total Compensation from
                               Compensation        Benefits Accrued as          Annual          Registrant and Fund Complex
                                From SIMT              Part of Fund         Benefits Upon      Paid to Directors for the Fiscal
 Name of Person and        Trust for the Fiscal          Expenses             Retirement        Year Ended September 30, 1996
     Position         Year Ended September 30, 1996
---------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher,             $0                   $0                       $0                 $0 for services on 8 boards
Trustee
---------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan,           $5,614               $0                       $0                 $22,500 for services on 8 boards
Jr.  Trustee
---------------------------------------------------------------------------------------------------------------------------------
William M. Doran,             $0                   $0                       $0                 $0 for services on 8 boards
Trustee
---------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch,             $27,001              $0                       $0                 $90,000 for services on 8 boards
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Frank E. Morris, Trustee      $27,001              $0                       $0                 $90,000 for services on 8 boards

---------------------------------------------------------------------------------------------------------------------------------
James M. Storey,              $27,001              $0                       $0                 $90,000 for services on 8 boards
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Richard F. Blanchard,         $13,013              $0                       $0                 $45,000 for services on 8 boards
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Stephen G. Meyer,             $0                   $0                       $0                 $0 for services on 8 board
Controller
---------------------------------------------------------------------------------------------------------------------------------
David G. Lee, Chief           $0                   $0                       $0                 $0 for services on 8 boards
Executive Officer
=================================================================================================================================

For the fiscal year ended February 29, 1996, SIT paid approximately $58,085.48 in fees to the Trustees who are not "interested persons" as defined in the 1940 Act.

=================================================================================================================================
Name of Person,         Aggregate                  Pension or               Estimated Annual    Total Compensation
Position                Compensation From          Retirement Benefits      Benefits Upon       From Registrant and
                        SIT Trust for the          Accrues as Part of       Retirement          Fund Complex Paid
                        Fiscal Year Ended          Fund Expenses                                to Directors for the Fiscal
                        February 29, 1996                                                       Year Ended February 29, 1996
---------------------------------------------------------------------------------------------------------------------------------
Richard Blanchard,      $14,521.37                 $0                       $0                 $ 90,000 for services of 8 Boards
Trustee
---------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch,       $14,521.37                 $0                       $0                 $ 90,000 for services of 8 Boards
Trustee
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Frank Morris,           $14,521.37                 $0                       $0                         $ 90,000 for services of
Trustee                                                                                                8 Boards
---------------------------------------------------------------------------------------------------------------------------------
James Storey,           $14,521.37                 $0                       $0                         $ 90,000 for services of
Trustee                                                                                                8 Boards
---------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher,       $0                         $0                       $0                         $ 0 for services of
Trustee*                                                                                               8 Boards
---------------------------------------------------------------------------------------------------------------------------------
William M. Doran,       $0                         $0                       $0                         $ 0 for services of
Trustee*                                                                                               8 Boards
=================================================================================================================================

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" as defined in the 1940 Act.

COMPUTATION OF YIELD

Money Market Funds -- From time to time the Money Market Funds may advertise
------------------
"current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in a Fund over a stated seven-day period. This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the some period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return, according to the following formula: Effective Yield = [(Base Period Return +
1)/365/7/] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax Exempt Money Market Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. The tax-equivalent yield of the Fund will be calculated by adding (a) the portion of the Fund's yield that is not tax-exempt and (b) the result obtained by dividing the portion of the Fund's yield that is tax-exempt by the difference of one minus a stated income tax rate.

For the 7-day period ended September 30, 1996, the Treasury Securities Money Market Fund's 7-day and 7-day effective yields were 4.63% and 4.74% respectively, for the Retail Class shares and, 4.83% and 4.95%, respectively, for the Trust Class shares.

For the 7-day period ended September 30, 1996, the Institutional Money Market Fund's 7-day and 7-day effective yields were 5.10% and 5.23%, respectively.

For the 7-day period ended September 30, 1996, the Tax Exempt Money Market Fund's 7-day, 7-day effective and 7-day tax equivalent yields were 3.23% and 3.28% and 5.35%, respectively. The tax-equivalent yield was calculated using a federal income tax rate of 39.6%.

The yields of the Money Market Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in each Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments each Fund invests in, changes in interest rates on money market instruments, changes in the expenses of each Fund and other factors.

Yields are one basis upon which investors may compare the Money Market Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

Fixed Income and Equity Funds -- The Fixed Income Funds and the Equity Funds may
-----------------------------
advertise a 30-day yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

The Louisiana Fund may also advertise a "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. The tax-equivalent yield of the Fund will be calculated by adding (a) the portion of the Fund's yield that is not tax-exempt and (b) the result obtained by dividing the portion of the Fund's yield that is tax-exempt by the difference of one minus a stated income tax rate. In partic-ular, yield will be calculated according to the following formula:

Yield = 2([(a-b)/(cd) + 1]/6/ - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement);
c = the current daily number
of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.



For the 30-day period ended September 30, 1996, the 30-day and 30-day tax-equivalent yields on the Funds other than the Money Market Funds were as follows:


=================================================================================================================================
                      Fund                                 30-Day Yield               30-Day Tax Equivalent Yield
---------------------------------------------------------------------------------------------------------------------------------
Government Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
     Class A                                                  5.81%                             N/A
---------------------------------------------------------------------------------------------------------------------------------
     Class B                                                  5.28%                             N/A
---------------------------------------------------------------------------------------------------------------------------------
Balanced Fund
---------------------------------------------------------------------------------------------------------------------------------
     Class A                                                  3.50%                             N/A
---------------------------------------------------------------------------------------------------------------------------------
     Class B                                                  2.88%                             N/A
---------------------------------------------------------------------------------------------------------------------------------
Value Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
     Class A                                                  1.72%                             N/A
---------------------------------------------------------------------------------------------------------------------------------
     Class B                                                  1.05%                             N/A
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
      Class A                                                 0.40%                             N/A
---------------------------------------------------------------------------------------------------------------------------------
      Class B                                                  .28%                             N/A
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tax-Free Income Fund
---------------------------------------------------------------------------------------------------------------------------------
     Class A                                                  4.44%                            7.35% **
---------------------------------------------------------------------------------------------------------------------------------
     Class B                                                  3.86%                            6.39% **
=================================================================================================================================

* The Strategic Income Bond, Small Cap Equity and International Equity Funds had not commenced operations as of September 30, 1996.

** The 30-day tax-equivalent yield was calculated using a federal income tax rate of 39.6%.

CALCULATION OF TOTAL RETURN

From time to time, the Fixed Income Funds and the Equity Funds may advertise total return. The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Funds commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:
P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return: n=number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total returns for the Funds from inception through September 30, 1996 and for the one year period ended September 30, 1996 were as follows:


=================================================================================================================================
                                                                                             Average Annual Total Return
                                                                                     --------------------------------------------
                                                      Class/With Load
                  Fund                                 Without Load
                                                                                                              Since
                                                                                         One Year           Inception*
---------------------------------------------------------------------------------------------------------------------------------
Government Securities                      Class A with Load/1/                           0.44%               3.09%
---------------------------------------------------------------------------------------------------------------------------------
Government Securities                      Class A without Load                           4.10%               4.31%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tax-Free Income                  Class A with Load/2/                           0.87%               2.28%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tax-Free Income                  Class A without Load                           4.48%               3.50%
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                   Class A with Load/1/                           5.34%               7.03%
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                   Class A without Load                           9.11%               8.30%
---------------------------------------------------------------------------------------------------------------------------------
Value Equity                               Class A with Load/1/                           9.40%              10.45%
---------------------------------------------------------------------------------------------------------------------------------
Value Equity                               Class A without Load                          13.38%              11.76%
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity                              Class A with Load/3/                            N/A               11.55%
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity                              Class A without Load                            N/A               18.59%
---------------------------------------------------------------------------------------------------------------------------------
Government Securities                      Class B with CDSC/1/                          (0.27)%              2.87%
---------------------------------------------------------------------------------------------------------------------------------
Government Securities                      Class B without CDSC                           3.23%               3.49%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tax-Free Income                  Class B with CDSC/2/                           0.10%               2.62%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tax-Free Income                  Class B without CDSC                           3.60%               3.27%
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                   Class B with CDSC/1/                           4.80%               6.93%
---------------------------------------------------------------------------------------------------------------------------------
Balanced                                   Class B without CDSC                           8.30%               7.53%
---------------------------------------------------------------------------------------------------------------------------------
Value Equity                               Class B with CDSC/1/                           8.99%              10.83%
---------------------------------------------------------------------------------------------------------------------------------
Value Equity                               Class B without CDSC                          12.49%              11.38%
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity                              Class B with CDSC/4/                            N/A               11.43%
---------------------------------------------------------------------------------------------------------------------------------


=================================================================================================================================
                                                                                              Average Annual Total Return
                                                                                     --------------------------------------------
                                                      Class/With Load
                  Fund                                 Without Load
                                                                                                                Since
                                                                                         One Year             Inception*
---------------------------------------------------------------------------------------------------------------------------------
Growth Equity                              Class B without CDSC                            N/A                  19.87%
=================================================================================================================================

The Strategic Income Bond, Small Cap Equity and International Equity Funds had not commenced operations as of September 30, 1996.
*Returns have been annualized.

/1/ Commenced operations on October 22, 1993.

/2/ Commenced operations on November 22, 1993.

/3/ Commenced operations on March 1, 1996.

/4/ Commenced Operations on April 19, 1996.
----------------

Each Feeder Fund may advertise the performance of its corresponding Portfolio adjusted to reflect applicable sales loads and operating expenses, other than Rule 12b-1 fees. The data for the Small Cap Growth Portfolio and the International Equity Portfolio set forth below is adjusted to reflect operating expenses of .20% and .27%, respectively, and (i) with respect to the Class A Shares, to take into account a 3.50% sales load; and (ii) with respect to Class B Shares, to take into account the applicable contingent deferred sales charge. Investment performance reflects voluntary fee waivers and reimbursements currently in effect and, with respect to Class B Shares, does not reflect each Fund's Rule 12b-1 fees. In the absence or reduction of current fee waivers or reimbursements, or if current Rule 12b-1 fees applicable to Class B Shares were reflected, Total Return would be reduced.

The following table shows total returns for the Class A Shares of the Small Cap Growth Portfolio for inception through September 30, 1996 and the Class A Shares of the International Equity Portfolio for inception through February 29, 1996.



================================================================================================================
                                                                             Average Annual Total Return
                                                                       -----------------------------------------
                                               Class/With Load
               Portfolio                        Without Load
                                                                          One                   Since
                                                                          Year        Five      Inception*
                                                                                      Years
----------------------------------------------------------------------------------------------------------------
Small Cap Growth (commenced                        Class A               26.56%        **           24.42%
operations on April 20, 1992)
----------------------------------------------------------------------------------------------------------------
International Equity (commenced                    Class A               17.30%        **           30.90%
operations on December 20, 1989)

================================================================================================================

Past performance of a Portfolio is no guarantee of the future performance of the corresponding Feeder Fund.
*Returns have been annualized.

**Not in operation during that period.

PURCHASE AND REDEMPTION OF SHARES

Each Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities with a market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

It is currently the policy of each of the Trust, SIMT and SIT (collectively, the "Trusts") to pay for all redemptions in cash. Each Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by its Funds or Portfolios in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds or Portfolios of the appropriate Trust during any 90-day period of up to the lesser of $250,000 or 1% of such Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator and/or the Custodian are not open for business. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day; Presidents Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. In addition, as it relates to the Money Market Funds, the Federal Reserve observes the following holidays: Martin Luther King, Jr., Day, Columbus Day and Veterans Day.

CONVERSION FEATURE

As described in the Prospectuses, Class B shares of the Fixed Income and Equity Funds will automatically convert to Class A shares and will no longer be subject to the distribution and service fees or the contingent deferred sales charge after five years after the beginning of the month in which the shares were issued. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales load, fee or other charge. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

LETTER OF INTENT

Reduced sales charges are applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent (the "Letter") provided by the Distributor, which is not legally binding on the signer or a Fund and which provides for the holding in escrow by the Administrator of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the purchaser will be asked to pay an amount equal to the difference between the sales charge on the shares purchased at the reduced rate and the sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Administrator will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter) of all their shares of the Fund and of the Fixed Income Funds and the Equity Funds previously purchased and still held as of the date of their Letter toward the completion of such Letter.

DETERMINATION OF NET ASSET VALUE

Money Market Funds -- The net asset value per share of the Money Market Funds is
------------------
calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price each Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of each Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by each Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in each Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Money Market Funds' use of amortized cost and the maintenance of each Funds net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for each Fund. Such procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per share calculated using available market quotations from each Fund's amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if each Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of each Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

Fixed Income and Equity Funds -- The securities of the Fixed Income Funds and
-----------------------------
the Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Small Cap Growth Portfolio's securities are valued by SFM pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of SIMT under the general supervision of the SIMT Trustees.

The market value of each portfolio security of the International Equity Portfolio us obtained by SFM from an independent pricing service. Securities having maturities of 60 days or less at the time of purchase will be valued using the amortized cost method, which approximates the securities' market value. The pricing service may use a matrix system to determine valuations of equity and fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The pricing service may also provide market quotations. The procedures used by the pricing service and its valuations are reviewed by the officers of SIT under the general supervision of the SIT Trustees. Portfolio securities for which market quotations are available are valued at the last quoted sale price on each Business Day or, if there is no such reported sale, at the most recently quoted bid price.

TAXES

The following is only a summary of certain tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

All Funds -- The following discussion of certain Federal income tax consequences is based on the Internal Revnue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Please note that for purposes of satisfying certain of the requirements for taxation as a regulated investment company described below, the Small Cap Equity Fund and International Equity Fund treat themselves as owning a proportionate share of the assets and gross income of the Small Cap Growth Portfolio and International Equity Portfolio, respectively, in which the Funds invest up to 100% of their assets. Although the Funds possess niether an opinion of counsel nor a private letter ruling to this effect, they believe that this treatment is appropriate, as numerous private rulings (applicable to other taxpayers) conclude.

It is the policy of each of the Trust's Funds to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Trust's Funds expects to be relieved of the Federal income taxes on net investment company taxable income and net capital gain (the excess of long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies;
(2) derive less than 30% of its gross income each taxable year from the sale or other disposition of certain assets held for less than three months ("Short-Short Limitation"), including stock and securities; options, futures or forward contracts (other than on foreign currencies); or foreign currencies (including options, futures or forward contracts) if not directly related to the Fund's principal business of investing in stocks and securities; and (3) diversify its holdings so that at the end of each quarter of each taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Funds may engage in short-term trading and in certain hedging transactions and may limit the range of the Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to Federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to shareholders, provided the Fund distributes at least (a) 90% of its "investment company taxable income" (generally, net investment income plus net short-term capital gain) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a Fund does not qualify as a regulated investment company under Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporated tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions will generally qualify for the corporated dividends received deduction for corporate shareholders.

If a Fund fails to distribute in a calendar year at least the sum of 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term gain over short and long term losses) for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the prior year for tax purposes.

Any net realized long-term capital gains of a Fund will be distributed at least annually. The Fund will have no tax liability with respect to such gains and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. Such distributions will be designated as a capital gains dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. If a shareholder disposes of shares in the Fund at a loss before having held those shares for more than six months, such loss will be treated as a long-term capital loss to the extent the shareholder has received a long-term capital gain distribution on the shares.

In certain cases, a Fund will be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gain distributions and redemption proceeds (other than from redemption of shares of the Money Market Funds) paid to an individual or certain other non-corporate shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

A Fund's transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

Income from the disposition of options and futures contracts will be subject to the Short-Short Limitation if they were held for less than three months. If a Fund satisfies certain requirements, then any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. To the extent this treatment is not available, the Fund may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so.

Shareholders will be advised annually as to the Federal income tax consequences of distributions made during the year. However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Trust's Funds. Further tax information regarding the Funds is included in the immediately following sections of this Statement of Additional Information. No attempt has been made to present a detailed explanation of the income tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation.

The following tax information relates specifically to certain of the Trust's Funds.

Additional Tax Information Concerning the Louisiana Fund and Tax Exempt Money Market Fund -- As indicated in the Prospectuses of the Louisiana Fund and Tax Exempt Money Market Fund, these Funds are designed to provide shareholders with current tax-exempt interest income and is not intended to constitute a balanced investment program. Certain recipients of Social Security and railroad retirement benefits may be required to take into account income from the Funds in determining the taxability of their benefits. In addition, the Funds may not be an appropriate investment for shareholders that are "substantial users" or persons related to such users of facilities financed by private activity bonds or industrial revenue bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Shareholders should consult their tax advisers to determine the potential effect, if any, on their tax liability of investing in these Funds.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of securities the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. The policy of the Funds is to pay each year as dividends substantially all of its interest income, net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund, and designated by the Fund as an exempt-interest dividend in a written notice mailed to shareholders within 60 days after the close of such Fund's taxable year. However, aggregate exempt-interest dividends for the taxable year may not exceed the net interest from Municipal Securities and other securities exempt from the regular Federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund during such year, regardless of the period for which the shares were held.

Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they were derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during the taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with the covenants.

Under the Code, if a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.



Although the Fund does not expect to earn any investment company taxable income (as defined by the Code), any income earned on taxable investments will be distributed and will be taxable to shareholders as ordinary income. In general, "investment company taxable income" comprises taxable net investment income and net short-term capital gains. The Fund would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it is anticipated that no such tax will be paid by the Fund.

As indicated in the Prospectuses of the Louisiana Fund and Tax Exempt Money Market Fund, these Funds may acquire puts with respect to Municipal Securities held in its portfolio. See "Additional Description Of Permitted Investments -- Puts on Municipal Securities" in this Statement of Additional Information. The policy of the Funds is to limit acquisitions of puts to those under which an acquiring Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to such Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that these Funds could acquire under the 1940 Act. Therefore, although the Louisiana Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion. If the Louisiana Fund or Tax Exempt Money Market Fund were not treated as the owner of the Municipal Securities, income from such securities would probably not be tax-exempt.

Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of these Funds and their shareholders under such laws may differ from its treatment under Federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). Moreover, upon distribution to shareholders, the Fund's income, including Municipal Securities interest income, will be taxable to shareholders to the extent of the Fund's current and/or accumulated earnings and profits.

State Taxes -- A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a regulated investment company for Federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Funds, which may differ from the Federal income tax consequences. For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on Federal obligations. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust

The Adviser selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include (i) advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing of analyses and reports concerning issuers, securities or industries; (iii) providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the Securities and Exchange Commission (the "SEC"). Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor or affiliate of the Adviser by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal years ended September 30, 1995 and 1996, the Funds paid the following brokerage commissions with respect to portfolio transactions:


========================================================================================================================
                                                                          % of                    % of Total
                  Total                        Total                      Total                   Brokerage
                  $ Amount                     $ Amount of                Brokerage               Transactions
                  of Brokerage                 Brokerage                  Commissions             Effected
                  Commissions                  Commissions                Paid to                 Through
Fund              Paid                         Paid to                    Affiliated              Affiliated
                  in Last Year                 Affiliates                 Brokers                 Brokers
                                               in Last Year               for Last Year           For Last Year
------------------------------------------------------------------------------------------------------------------------
                  1995         1996            1995       1996            1995      1996          1995      1996
                  ----         ----            ----       ----            ----      ----          ----      ----
------------------------------------------------------------------------------------------------------------------------
Government            --           --            N/A         N/A           N/A       N/A           N/A       N/A
Securities
------------------------------------------------------------------------------------------------------------------------
Louisiana             --           --            N/A         N/A           N/A       N/A           N/A       N/A
Tax-Free
Income
------------------------------------------------------------------------------------------------------------------------
Balanced         127,294      162,158         14,688     147,931           .12     91.23           .15     12.88
------------------------------------------------------------------------------------------------------------------------
Value            161,492      347,666         24,648     314,153           .15     90.33           .62      4.53
Equity
------------------------------------------------------------------------------------------------------------------------
Treasury              --           --            N/A         N/A           N/A       N/A           N/A       N/A
Securities
Money
Market
------------------------------------------------------------------------------------------------------------------------
Institutional         --           --            N/A         N/A           N/A       N/A           N/A       N/A
Money
Market
------------------------------------------------------------------------------------------------------------------------
Growth                 *       42,444              *      34,368             *     80.97             *     11.96
Equity
------------------------------------------------------------------------------------------------------------------------
Tax Exempt             *            *              *           *             *         *             *         *
Money
Market
------------------------------------------------------------------------------------------------------------------------
Strategic              *            *              *           *             *         *             *         *
Income
Bond Fund
------------------------------------------------------------------------------------------------------------------------
Small Cap              *            *              *           *             *         *             *         *
Equity Fund
------------------------------------------------------------------------------------------------------------------------
International          *            *              *           *             *         *             *         *
Equity Fund
========================================================================================================================


===========================================================================
                       Total
                       Brokerage
                       Commissions                 Total
                       Paid to SFS                 $ Amount
                       in Connection               of Brokerage
                       With                        Commissions
Fund                   Repurchase                  Paid
                       Agreement                   for
                       Transactions                Research
                       For Last Year
---------------------------------------------------------------------------
                       1995      1996              1995      1996
                       ----      ----              ----      ----
---------------------------------------------------------------------------
Government                 N/A       N/A              N/A        N/A
Securities
---------------------------------------------------------------------------
Louisiana                  N/A       N/A              N/A        N/A
Tax-Free
Income
---------------------------------------------------------------------------
Balanced                     0         0              N/A        N/A
---------------------------------------------------------------------------
Value                        0         0              N/A        N/A
Equity
---------------------------------------------------------------------------
Treasury                   N/A       N/A              N/A        N/A
Securities
Money
Market
---------------------------------------------------------------------------
Institutional              N/A       N/A              N/A        N/A
Money
Market
---------------------------------------------------------------------------
Growth                       *         0                *          0
Equity
---------------------------------------------------------------------------
Tax Exempt                   *         *                *          *
Money
Market
---------------------------------------------------------------------------
Strategic                    *         *                *          *
Income
Bond Fund
---------------------------------------------------------------------------
Small Cap                    *         *                *          *
Equity Fund
---------------------------------------------------------------------------
International                *         *                *          *
Equity Fund
===========================================================================

* Had not commenced operations as of the end of the fiscal year.

For the fiscal year ended September 30, 1994, the Funds paid the following brokerage commissions with respect to portfolio transactions:


===================================================================================================================
                                                     Total $ Amount of               Total $ Amount of Brokerage
                                                   Brokerage Commissions            Commissions Paid to Affiliates
                    Fund                                    Paid

                                                            1994                                 1994
-------------------------------------------------------------------------------------------------------------------
Government Securities                                        N/A                                 N/A
-------------------------------------------------------------------------------------------------------------------
Louisiana Tax-Free Income                                    N/A                                 N/A
-------------------------------------------------------------------------------------------------------------------
Balanced                                                   158,661                               N/A
-------------------------------------------------------------------------------------------------------------------
Value Equity                                               257,648                               N/A
-------------------------------------------------------------------------------------------------------------------
Treasury Securities Money Market                             N/A                                 N/A
-------------------------------------------------------------------------------------------------------------------
Institutional Money Market                                  N/A                                  N/A
-------------------------------------------------------------------------------------------------------------------
Growth Equity                                                *                                    *
-------------------------------------------------------------------------------------------------------------------
Tax Exempt Money Market                                      *                                    *
-------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund                                   *                                    *
-------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                                        *                                    *
-------------------------------------------------------------------------------------------------------------------
International Equity Fund                                    *                                    *
===================================================================================================================

* Had not commenced operations as of the end of the fiscal year.

The Portfolios

SIMT - SIMT has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Portfolio transactions. In placing orders, it is SIMT's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Money Managers generally seek reasonably competitive spreads or commissions, SIMT will not necessarily be paying the lowest spread or commission available. SIMT will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

It is expected that the Small Cap Growth Portfolio may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Portfolio on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by SIMT for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Portfolio may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' expenses. The Trustees, including those who are not "interested persons" of SIMT, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. In addition, SFM has adopted a policy respecting the receipt of research and related products and services in connection with transactions effected for Portfolios operating within the "Manager of Managers" structure. Under this policy, SFM and the various firms that serve as Money Managers to certain Portfolios of SIMT, in the exercise of joint investment discretion over the assets of the Portfolio, will direct a substantial portion of a Portfolio's brokerage to the Distributor in consideration of the Distributor's provision of research and related products to SFM for use in performing its advisory responsibilities. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the SIMT's policy to achieve best net results, and must comply with SIMT's procedures regarding the execution of transactions through affiliated brokers.

For the fiscal year ended September 30, 1996, the Small Cap Growth Portfolio paid the following brokerage fees:

=============================================================================================================================
        Portfolio               Total $             Total $          % of Total           Total $             Total $
                               Amount of           Amount of          Brokerage          Amount of           Amount of
                               Brokerage           Brokerage         Commissions          Brokered           Brokerage
                              Commission          Commissions          Paid to          Transactions        Commissions
                                 Paid               paid to          Affiliates         for Research         Paid for
                                                  Affiliates                                                Research in


                                 1996                1996               1996                1996               1996
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth               $555,149             $15,867             2.88%             $   0              $   0
Portfolio
=============================================================================================================================

For the fiscal years ended September 30, 1994 and 1995, the Small Cap Growth Portfolio paid the following brokerage fees:

==========================================================================================================================

      Portfolio              Total $ Amount           Total $ Amount           Total $ Amount             Total $
                              of Brokerage             of Brokerage             of Brokerage             Amount of
                               Commission               Commission               Commissions             Brokerage
                                  Paid                     Paid                    Paid to              Commissions
                                                                                 Affiliates               Paid to
                                                                                                         Affiliates

                                  1994                     1995                     1994                   1995
--------------------------------------------------------------------------------------------------------------------------
Small Cap                      $447,356                     $0                    $47,550                   $0
Growth
Portfolio

==========================================================================================================================


SIT - SIT has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SFM is responsible for placing orders to execute Portfolio transactions. In placing orders, it is SIT's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SFM generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. SIT will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

SIT does not expect to use one particular dealer, but, subject to SIT's policy of seeking the best net results, dealers who provide supplemental investment research to SFM or the Money Managers may receive orders for transactions by SIT. Information so received will be in addition to and not in lieu of the services required to be performed by SFM or the Money Managers under the Portfolio's advisory agreement and sub-advisory agreement, and the expenses of the SFM and the Money Managers will not necessarily be reduced as a result of the receipt of such supplemental information. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;

providing information on economic factors and trends, assisting in determining portfolio performance evaluation and technical market analyses. Such services are used by the SFM or the Money Managers in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to the fund or account generating the brokerage.

The money market securities in which the International Equity Portfolio invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, each Money Manager will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Portfolio will primarily consist of dealer spreads and underwriting commissions.

It is expected that the Portfolio may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and SIT expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by SIT for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of SIT, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

In addition, SFM has adopted a policy respecting the receipt of research and related products and services in connection with transactions effected for Portfolios operating within the "Manager of Managers" structure. Under this policy, SFM and the various firms that serve as Money Managers to the Portfolio, in the exercise of joint investment discretion over the assets of the Portfolio, will direct a substantial portion of the Portfolio's brokerage to the Distributor in consideration of the Distributor's provision of research and related products to SFM for use in performing its advisory responsibilities. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with SIT's policy to achieve best net results, and must comply with SIT's procedures regarding the execution of transactions through affiliated brokers.

For the fiscal year ended February 29, 1996, the Portfolio paid the following brokerage fees:


=============================================================================================================================
        Portfolio               Total $             Total $          % of Total           Total $             Total $
                               Amount of           Amount of          Brokerage          Amount of           Amount of
                               Brokerage           Brokerage         Commissions          Brokered           Brokerage
                              Commission          Commissions          Paid to          Transactions        Commissions
                                 Paid               Paid to          Affiliates        for Research          Paid for
                                 (000)            Affiliates                                               Research in
                                                     (000)

                                 1996                1996               1996                1996               1996
-----------------------------------------------------------------------------------------------------------------------------
International Equity            $1,604               $577                36%            $219,268,833         $210,670
Portfolio
=============================================================================================================================

For the fiscal years ended February 28, 1994 and February 28, 1995, the Portfolio paid the following brokerage fees:


=============================================================================================================================
      Portfolio            Total $ Amount of         Total $ Amount of        Total $ Amount of        Total $ Amount
                               Brokerage                 Brokerage                Brokerage             of Brokerage
                            Commission Paid             Commission               Commissions            Commissions
                                 (000)              Paid to Affiliates       Paid to Affiliates     Paid to Affiliates
                                                          (000)                     (000)                  (000)

                                  1994                     1995                     1994                    1995
-----------------------------------------------------------------------------------------------------------------------------
Internationl Equity               $783                    $1,482                     $49                    $171
Portfolio
=============================================================================================================================

The principal reason for the increase in brokerage commissions paid by the International Equity Portfolio in the last three fiscal years was the growth of the assets in the International Equity Portfolio.

SIT is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the SIT has acquired during its most recent fiscal year. As of February 29, 1996, the International Equity Portfolio had entered into a repurchase agreement in the amount of approximately $12,620,407 with J.P. Morgan Securities Inc. ("J.P. Securities"), a wholly owned subsidiary of J.P. Morgan Co. Incorporated. J.P. Securities is considered a "regular broker or dealer" of SIT.

Since SIT does not market its shares through intermediary brokers or dealers, it is not the SIT's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the SFM may place Portfolio orders with qualified broker-dealers who recommend the SIT to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

PORTFOLIO TURNOVER

For the fiscal years ended September 30, 1995 and 1996, the portfolio turnover rate for each of the Funds was as follows:

================================================================================================================
                                                                                 Turnover Rate
                                                                ------------------------------------------------
                          Fund                                          1995                        1996
----------------------------------------------------------------------------------------------------------------
Government Securities Fund                                             18.33%                      22.80%
----------------------------------------------------------------------------------------------------------------
Balanced Fund                                                          55.06%                      57.22%
----------------------------------------------------------------------------------------------------------------
Value Equity Fund                                                      97.88%                      95.93%
----------------------------------------------------------------------------------------------------------------
Louisiana Tax-Free Income Fund                                          2.31%                       8.26%
----------------------------------------------------------------------------------------------------------------
Growth Equity Fund                                                       *                         91.09%/(1)/
----------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund                                               *                             *
----------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund                                                    *                             *
----------------------------------------------------------------------------------------------------------------
International Equity Fund                                                *                             *
================================================================================================================

*    Had not commenced operations as of the end of the fiscal year.
(1) The portfolio turnover rate reflects the rate since the Portfolio commenced operations on March 1, 1996.

The portfolio turnover rate for the Small Cap Growth Portfolio for the fiscal years ending September 30, 1995 and 1996 was 113% and 167%, respectively.

The portfolio turnover rate for the International Equity Portfolio for the fiscal years ended February 29, 1996 and February 29, 1995 was 102% and 64%, respectively.

The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the Investment Company Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 1996, the Institutional Money Market Fund Portfolio held the following debt securities:
$1,000,000 issued by Deutsche Bank AG, $530,000 issued by J.P. Morgan Securities, Inc., $1,400,000 issued by Aubrey G. Lanston & Co., Inc., $1,400,000 issued by Wachovia Bank and Trust Co., $1,000,000 issued by UBS Securities, Inc., $1,400,000 issued by HSBC Holdings, $5,989,000 issued by Lehman Brothers and $1,001,000 issued by Merrill Lynch Government Securities, Inc.; the Treasury Money Market Fund Portfolio held the following debt securities: $50,126,000 issued by Deutsche Bank AG, $230,000,000 issued by J.P. Morgan Securities, Inc., $250,000,000 issued by Lehman Brothers, $50,000,000 issued by Aubrey G. Lanston & Co., Inc., $50,000,000 issued by Wachovia Bank and Trust Co., $40,376,000 issued by Merrill Lynch Government Securities, Inc., $50,000,000 issued by HSBC Holdings and $50,503,000 issued by UBS Securities, Inc.; the Government Securities Portfolio held the following debt securities: $498,000 issued by Lehman Brothers, $498,000 issued by Merrill Lynch Government Securities, Inc. and $2,189,000 issued by UBS Securities, Inc.; the Growth Equity Fund Portfolio held the following debt security; $1,000 issued by UBS Securities, Inc.; the Balanced Fund Portfolio held the following equity security: $880,000 issued by J.P. Morgan Securities, Inc.; and the Value Equity Fund Portfolio held the following debt security:
$2,219,000 issued by UBS Securities, Inc. and the following equity security:
$844,000 issued by J.P. Morgan Securities, Inc.

DESCRIPTION OF SHARES

The Trust is a Massachusetts business trust and was organized pursuant to a Declaration of Trust. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are units of beneficial interest. The Trust presently has series of shares which represent interests in the following Funds: the Government Securities Fund, the Louisiana Fund, the Strategic Income Bond Fund, the Balanced Fund, the Value Equity Fund, the Growth Equity Fund, the Small Cap Equity Fund, the International Equity Fund, the Treasury Securities Money Market Fund, the Institutional Money Market Fund and the Tax Exempt Money Market Fund, respectively. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's shares will be fully paid and non-assessable, subject only to the possibility of shareholder liability described in the following section. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if the Trust were held to be a partnership, however, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% SHAREHOLDERS

The names and addresses of the holders of 5% or more of the outstanding shares of any Fund as of January 9, 1997 and the percentage of outstanding shares of such Fund held by such shareholders as of such date are, to Trust management's knowledge, as follows/(1)/:

================================================================================================
                                    Name and Address               Number
                                       of Record                     of                % of
Name of Fund                      or Beneficial Holder             Shares            Ownership
------------------------------------------------------------------------------------------------
Treasury Securities Money       ENBECEE Company                  646,466,191           98.50
Market Fund - Trust Class       c/o FNBC
                                Trust Group Services
                                PO Box 61837
                                New Orleans, LA 70161-1837
------------------------------------------------------------------------------------------------

=====================================================================================================================
                                     Name and Address                            Number
                                        of Record                                  of                     % of
Name of Fund                       or Beneficial Holder                          Shares                 Ownership
---------------------------------------------------------------------------------------------------------------------
Treasury Securities Money       ENBECEE Company                                 275,815,477                 54.80
Market Fund - Retail Class      Attn:  Cash Sweep
                                PO Box 61837
                                New Orleans, LA  70161-1837
---------------------------------------------------------------------------------------------------------------------
                                National Financial Services Corp. for           227,321,941                 45.17
                                the Exclusive Benefit of Our
                                Customers
                                PO Box 3908
                                Church Street Station
                                New York, NY  10008-3908
---------------------------------------------------------------------------------------------------------------------
Government Securities           ENBECEE                                           8,269,045                 50.30
Fund                            c/o FNBC
                                Trust Group Services
                                PO Box 61837
                                New Orleans, LA 70161-1837
---------------------------------------------------------------------------------------------------------------------
                                ENBECEE                                           7,925,964                 48.22
                                c/o FNBC
                                Trust Group Services
                                PO Box 61837
                                New Orleans, LA 70161-1837
=====================================================================================================================
Louisiana Tax-Free              ENBECEE Company                                   1,090,625                 47.66
Income Fund                     c/o FNBC
                                Trust Group Services
                                PO Box 61837
                                New Orleans, LA 70161-1837
---------------------------------------------------------------------------------------------------------------------
Balanced Fund                   ENBECEE Company                                   9,122,581                 88.44
                                c/o FNBC
                                Trust Group Services
                                PO Box 61837
                                New Orleans, LA 70161-1837
---------------------------------------------------------------------------------------------------------------------
                                ENBECEE Company                                     754,117                  7.30
                                c/o FNBC
                                Trust Group Services
                                PO Box 61837
                                New Orleans, LA 70161-1837
---------------------------------------------------------------------------------------------------------------------

=====================================================================================================================
                                     Name and Address                             Number
                                        of Record                                   of                     % of
Name of Fund                       or Beneficial Holder                           Shares                 Ownership
---------------------------------------------------------------------------------------------------------------------
Value Equity Fund               ENBECEE Company                                  3,686,589                  46.81
                                c/o FNBC
                                Trust Group Services
                                PO Box 61837
                                New Orleans, LA 70161-1837
---------------------------------------------------------------------------------------------------------------------
                                ENBECEE Company                                  3,250,167                  43.27
                                c/o FNBC
                                Trust Group Services
                                PO Box 61837
                                New Orleans, LA 70161-1837
---------------------------------------------------------------------------------------------------------------------
Institutional Money Market      ENBECEE Company                                 50,238,574                 100.00
Fund                            Attn: Trust Services
                                Cash Sweep
                                PO Box 61837
                                New Orleans, LA  70161-1837
=====================================================================================================================

/(1)/ The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency or custodial customers.

FINANCIAL STATEMENTS

The Trust

The financial statements of the Trust are incorporated by reference into this Statement of Additional Information. These financial statements have been audited by Arthur Andersen LLP, independent public accountants to the Trust, as indicated in The Trust's annual report, and are incorporated herein by reference in reliance upon their authority as experts in accounting and auditing. A copy of the Trust's 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

SIMT and SIT

SIMT's financial statements (as of, and for the fiscal year ended, September 30, 1996) with respect to the Small Cap Growth Portfolio only and SIT's financial statements (as of, and for the fiscal year ended, February 29, 1996) with respect to the International Equity Portfolio only, are incorporated by reference into this Statement of Additional Information. Such financial statements have been audited by Price Waterhouse LLP, independent accountants to SIMT and SIT, as indicated in SIMT's and SIT's respective annual reports and are incorporated herein by reference in reliance upon their authority of said firm as experts in accounting and auditing. A copy of each of the SIMT and SIT 1996 Annual Reports to Shareholders must accompany the delivery of this Statement of Additional Information.

                                   APPENDIX

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Services, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a degree of safety regarding timely payment but not as high a degree as A-1.

Commercial paper rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of the "highest" and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Commercial paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

Commercial paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Ratings of Duff-1 are further refined by the gradations of "1+" and "1-". Issues rated Duff-1+ have the highest certainty of timely payment, outstanding short term liquidity, and safety just below risk-free U.S. Treasury short-term obligations. Issues rated Duff-1 have high certainty of timely payment, strong liquidity factors supported by good fundamental protection factors, and small risk factors. Commercial paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

Bonds rated AAA have the highest rating that S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances bonds rated AA differ from AAA issues only to a small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB by S&P are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged" bonds. Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes are unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A by Moody's possess many favorable investment attributes and are considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay principal and interest and repay principal. Whereas debt in this category normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but only slight market fluctuation other than market fluctuation caused by changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable. The merits of bonds in this category are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic condition and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation of investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

                                    PART C

Item 24. Financial Statements and Exhibits

          Financial statements and exhibits filed as part of the Registration
          Statement:

          (a) Part A - Financial Highlights

          (b) Part B

          (i) The following audited financial statements for the Government Securities, Louisiana Tax-Free Income, Balanced, Value Equity Treasury Securities, Tax Exempt and Institutional Money Market Funds for the fiscal year ended September 30, 1996, including the report of Arthur Andersen LLP dated November 6, 1996, are incorporated by reference to the Statement of Additional Information from Form N-30D filed on November 27, 1996 with Accession Number 0000935069-96-000149.

          Schedule of Investments
          Statement of Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

          (ii) The following audited financial statements for the Small Cap Growth Portfolio of SEI Institutional Managed Trust for the fiscal year ended September 30, 1996, including the report of Price Waterhouse LLP dated November 10, 1996, are incorporated by reference to the Statement of Additional Information from Form N-30D filed on November 27, 1996 with Accession Number 0000935069-96-000150.

          Schedule of Investments
          Statement of Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

          (iii) The following audited financial statements for the International Equity Portfolio of SEI International Trust for the fiscal year ended February 29, 1996, including the report of Price Waterhouse LLP dated April 10, 1996, are incorporated by reference to the Statement of Additional Information from Form N-30D filed on April 25, 1996 with Accession Number 0000935069-96-000050.

          Schedule of Investments
          Statement of Net Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

          (iv) The following unaudited financial statements for the International Equity Portfolio of SEI International Trust for the fiscal period ended August 31, 1996 are incorporated by reference to the Statement of Additional Information from Form N-30D filed on October 29, 1996 with Accession Number 0000935069-96-000121.

          Schedule of Investments
          Statement of Net Assets and Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

  (c)     Exhibits:

          (1)      Registrant's Agreement and Declaration of Trust dated
                   June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
          (2) Registrant's By-Laws adopted on June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 are incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
          (5) Investment Advisory Agreement between the Registrant and First National Bank of Commerce in New Orleans dated
                   August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

          (5)(a) Schedule to the Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated August 10, 1995 with respect to the Institutional Money Market Fund is filed herewith.
          (5)(b) Schedule to the Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated February 1, 1996 with respect to the Growth Equity Fund is filed herewith.
          (5)(c) Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated May 31, 1996 with respect to the Tax Exempt Money Market Fund is filed herewith.
          (5)(d) Investment Advisory Agreement between Registrant and First National Bank of Commerce in New Orleans dated November l, 1996 with respect to the Strategic Income Bond Fund, Small Cap Equity Fund and International Equity Fund is filed herewith.
          (5)(e) Sub-Advisory Agreement between First National Bank of Commerce in New Orleans and Weiss, Peck & Greer, L.L.C. dated May 31, 1996 with respect to the Tax Exempt Money Market Fund is filed herewith.
          (6) Distribution Agreement between the Registrant and SEI Financial Services Company dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
          (6)(a) Distribution Agreement between the Registrant and SEI Financial Services Company dated August 8, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
          (8) Custodian Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
          (9) Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

          (9)(a) Transfer Agent Agreement between the Registrant and Supervised Service Company dated October 1, 1993 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

          (9)(b) Assignment and Assumption Agreement between Marquis Funds and SEI Financial Management dated June 1, 1996 is filed herewith.
          (10) Opinion and Consent of Counsel dated August 20, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
          (11)     Opinion and Consent of Arthur Andersen LLP is filed herewith.

          (11)(a) Opinion and Consent of Price Waterhouse LLP with respect to SEI Institutional Managed Trust is filed herewith.

          (11)(b) Opinion and Consent of Price Waterhouse LLP with respect to SEI International Trust is filed herewith.

          (15) 12b-1 Plan with respect to the Retail Class Shares of the Treasury Securities Money Market Fund dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

          (15)(a) 12b-1 Plan with respect to the Class B Shares of the Government Securities, Louisiana Tax-Free, Balanced and Value Equity Funds dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

          15(b) Distribution Plan with respect to the Class B Shares of the Treasury Securities Money Market Fund dated August 17, 1993 is filed herewith.

          15(c) Schedule to the Distribution Plan with respect to the Class B Shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund dated November 13, 1995 is filed herewith.

          15(d) Distribution Plan with respect to the Class C Shares of the Treasury Securities Money Market Fund dated August 8, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

          15 (e) Schedule to the Distribution Plan with respect to the Class C Shares of the Treasury Securities Money Market Fund and Tax Exempt Money Market Fund dated November 1, 1996 is filed herewith.
          (16) Performance Calculations for the Treasury Securities Money Market Fund for fiscal year ended September 30, 1994 as originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.
          (17)     Financial Data Schedules are filed herewith.
          (18) Rule 18f-3 plan dated May 15, 1995 as originally filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 26, 1995 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

         (24)     Powers of Attorney for John T. Cooney, William M. Doran, David
                  G. Lee, Frank E. Morris, Barry M. Mulroy, Robert A. Patterson, Gene Peters, Robert A. Nesher and James M. Storey are filed herewith.

-------------

Item 25. Persons Controlled by or under Common Control with Registrant

        Persons directly or indirectly controlled by or under common control with the Registrant, the percentage of voting securities owned by such control persons and, if a company, the state under whose laws it was organized:

                See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. SEI Financial Management Corporation a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in SEI Fund Resources ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.


Item 26. Number of Holders of Securities

        The number of record holders of each class as of December 6, 1996:


                                                            Number of
                    Title of Class                           Record
                    --------------                           Holders
                                                            ---------
Units of beneficial interest, without par value-
  Treasury Securities Money Market Fund-Trust Class.......        5
  Treasury Securities Money Market Fund-Retail Class......      161
  Treasury Securities Money Market Fund-Cash Sweep Class..        0
  Government Securities Fund-Class A......................      156
  Government Securities Fund-Class B......................       36
  Louisiana Tax-Free Income Fund-Class A..................      327
  Louisiana Tax-Free Income Fund-Class B..................       33
  Balanced Fund-Class A...................................      307
  Balanced Fund-Class B...................................      195
  Value Equity Fund-Class A...............................      523
  Value Equity Fund-Class B...............................      435
  Growth Equity Fund-Class A..............................      146
  Growth Equity Fund-Class B..............................       47
  Institutional Money Market Fund.........................        4
  Tax Exempt Money Market Fund............................        6
  Strategic Income Bond Fund..............................      N/A*
  Small Cap Equity Fund...................................      N/A*
  International Equity Fund...............................      N/A*


  * Fund had not proposed operations as of the date indicated.

Item 27. Indemnification

        Article VIII of the Agreement and Declaration of Trust filed as
Exhibit 1 to the Registration Statement in incorporated herein by reference.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 28.  Business and Other Connections of Investment Adviser

          Business and other connections of a substantial nature in which each investment adviser and each director, officer or partner of such investment adviser is or has been involved at any time during the past two fiscal years in the capacity of director, officer, employee, partner or trustee are as follows:

          First National Bank of Commerce in New Orleans ("First National Bank") offers a wide variety of financial services to customers. First National Bank currently manages assets of approximately $2.3 billion. First National Bank's principal place of business is 201 St. Charles Avenue, New Orleans, Louisiana 70170.

          Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of First National Bank is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position            Name of                     Connection with
with Investment Adviser      Other Company               Other Company
-----------------------      -------------               -------------
Edward M. Simmons            McIlhenny Company           President & CEO
Director
H. Leighton Steward          The LL&E Company            Chairman, President &
Director                                                 CEO
Joseph B. Storey             Oil & Gas Consultant        Consultant
Director
Norman C. Francis            Xavier University           President
Director
Patrick F. Taylor            Taylor Energy Company       Chairman and CEO
Director
Charles C. Teamer            Dillard University          Vice President, Fiscal
Director                                                 Affairs
Lloyd F. Gaubert             L.F. Gaubert & Co. Inc.     President
Director
John J. Gelpi, Jr.           Industrial Metals of the    President
Director                     South,Inc.
Erik F. Johnsen              Central Gulf Lines, Inc.    President
Director
J. Merrick Jones, Jr.        Canal Barge Co., Inc.       President
Director
Edwin Lupberger              Energy Corporation          Chairman and President
Director
Robert W. Merrick            Latter & Blum, Inc.         President
Director

Name and Position            Name of                     Connection with
with Investment Adviser      Other Company               Other Company
-----------------------      -------------               -------------

G. Frank Purvis, Jr.         Pan-American Life           Chairman of the Board
 Director                    Insurance Co.
Ashton J. Ryan, Jr.                --                             --
 Director, President & COO
Margaret Moss Allums               --                             --
 Director
Ian Arnof                    First Commerce Corporation  President & CEO
 Director
William G. Barry             Audubon Computer Rentals,   Chairman of the Board
 Director                    Inc.
Sydney Besthoff, III         K&B, Incorporated                    --
 Director
John D. Charbonnet           Charbonnet Construction     President
 Director
Laurance Eustis, Jr.         Eustis Insurance, Inc.      Chairman of the Board
 Director
Howard C. Gaines                   --                             --
 Director, President & CEO
Gerard W. Barrousse                --                             --
 Executive Vice President
Glenn W. Hayes                     --                             --
 Executive Vice President
Suzanne T. Mestayer                --                             --
 Executive Vice President
David T. Spell, Jr.                --                             --
 Executive Vice President

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

     SEI Daily Income Trust                   July 15, 1982
     SEI Liquid Asset Trust                   November 29, 1982
     SEI Tax Exempt Trust                     December 3, 1982
     SEI Index Funds                          July 10, 1985
     SEI Institutional Managed Trust          January 22, 1987
     SEI International Trust                  August 30, 1988
     Stepstone Funds                          January 30, 1991
     The Advisors' Inner Circle Fund          November 14, 1991
     The Pillar Funds                         February 28, 1992
     CUFUND                                   May 1, 1992
     STI Classic Funds                        May 29, 1992
     CoreFunds, Inc.                          October 30, 1992

     First American Funds, Inc.               November 1, 1992
     First American Investment Funds, Inc.    November 1, 1992
     The Arbor Fund                           January 28, 1993
     1784 Funds(R)                            June 1, 1993
     The PBHG Funds, Inc.                     July 16, 1993
     Marquis Funds(R)                         August 17, 1993
     Morgan Grenfell Investment Trust         January 3, 1994
     The Achievement Funds Trust              December 27, 1994
     Bishop Street Funds                      January 27, 1995
     CrestFunds, Inc.                         March 1, 1995
     STI Classic Variable Trust               August 18, 1995
     ARK Funds                                November 1, 1995
     Monitor Funds                            January 11, 1996
     FMB Funds, Inc.                          March 1, 1996
     SEI Asset Allocation Trust               April 1, 1996
     Turner Funds                             April 30, 1996
     SEI Institutional Investments Trust      June 14, 1996
     First American Strategy Funds, Inc.      October 1, 1996

     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                             Position and Office           Positions and Offices
Name                         with Underwriter              with Registrant
----                         ----------------              ---------------

Alfred P. West, Jr.          Director, Chairman & Chief              --
                             Executive Officer
Henry H. Greer               Director, President & Chief             --
                             Operating Officer
Carmen V. Romeo              Director, Executive Vice
                             President & Treasurer                   --
Gilbert L. Beebower          Executive Vice President                --
Richard B. Lieb              Executive Vice President,               --
                             President-Investment Services
                             Division                                --
Leo J. Dolan, Jr.            Senior Vice President                   --
Carl A. Guarino              Senior Vice President                   --
Jerome Hickey                Senior Vice President                   --
Larry Hutchison              Senior Vice President                   --
Steven Kramer                Senior Vice President                   --
David G. Lee                 Senior Vice President         President & Chief
                                                           Executive Officer
William Madden               Senior Vice President                   --
Jack May                     Senior Vice President                   --
A. Keith McDowell            Senior Vice President                   --
Dennis J. McGonigle          Senior Vice President                   --
Hartland J. McKeown          Senior Vice President                   --
Barbara J. Moore             Senior Vice President                   --
James V. Morris              Senior Vice President                   --
Steven Onofrio               Senior Vice President                   --


                             Position and Office           Positions and Offices
Name                         with Underwriter              with Registrant
----                         ----------------              ---------------
Kevin P. Robins              Senior Vice President,        Vice President &
                             General Counsel &             Assistant Secretary
                              Secretary
Robert Wagner                Senior Vice President                   --
Patrick K. Walsh             Senior Vice President                   --
Kenneth Zimmer               Senior Vice President                   --
Robert Aller                 Vice President                          --
Marc H. Cahn                 Vice President & Assistant    Vice President &
                             Secretary                     Assistant Secretary
Gordon W. Carpenter          Vice President                          --
Todd Cipperman               Vice President & Assistant    Vice President &
                             Secretary                     Assistant Secretary
Robert Crudup                Vice President & Managing               --
                             Director
Ed Daly                      Vice President                          --
Jeff Drennen                 Vice President                          --
Mick Duncan                  Vice President and Team       Assistant Secretary
                             Leader
Vic Galef                    Vice President & Managing
                             Director                                --
Kathy Heilig                 Vice President                          --
Michael Kantor               Vice President                          --
Samuel King                  Vice President                          --
Kim Kirk                     Vice President & Managing
                             Director                                --
Donald H. Korytowski         Vice President                          --
John Krzeminski              Vice President & Managing
                             Director                                --
Robert S. Ludwig             Vice President and Team       Assistant Secretary
                             Leader
Vicki Malloy                 Vice President and Team       Assistant Secretary
                             Leader
Carolyn McLaurin             Vice President & Managing
                             Director                                --
W. Kelso Morrill             Vice President                          --
Barbara A. Nugent            Vice President &              Vice President &
                             Assistant Secretary           Assistant Secretary
Sandra K. Orlow              Vice President &              Vice President &
                             Assistant Secretary           Assistant Secretary
Donald Pepin                 Vice President & Managing
                             Director                                --
Larry Pokora                 Vice President                          --
Kim Rainey                   Vice President                          --
Paul Sachs                   Vice President                          --
Mark Samuels                 Vice President & Managing
                             Director                                --
Steve Smith                  Vice President                          --
Daniel Spaventa              Vice President                          --
Kathryn L. Stanton           Vice President &
                             Assistant Secretary                     --
Wayne M. Withrow             Vice President & Managing
                             Director                                --
William Zawaski              Vice President                          --
James Dougherty              Director of Brokerage Services          --

Item 30.  Location of Accounts and Records

          The names and addresses of each person maintaining physical possession of any account, book or other document required to be maintained under Rule 31(a) of the 1940 Act are as follows:

          With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required
books and records are maintained at the offices of Registrant's custodian:

               First National Bank of Commerce in New Orleans
               201 St. Charles Avenue
               New Orleans, Louisiana    70170

          With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

               SEI Fund Resources
               Oaks, PA  19456

          With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's investment adviser and sub-adviser:

               First National Bank of Commerce in New Orleans
               201 St. Charles Avenue
               New Orleans, Louisiana    70170

               Weiss, Peck & Greer L.L.C.
               One New York Plaza
               New York, N.Y. 10004

Item 31.  Management Services

          Not Applicable

Item 32.  Undertakings

          Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

          Registrant undertakes to hold a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

          Registrant hereby undertakes to file a Post-Effective Amendment using financial statements with respect to the Strategic Income Fund which need not be certified within four to six months from the effective date of Post-Effective Amendment No. 7.

          Registrant hereby undertakes to file a Post-Effective Amendment using financial statements with respect to the Small Cap Equity Fund which need not be certified within four to six months from the effective date of Post-Effective Amendment No. 7.

          Registrant hereby undertakes to file a Post-Effective Amendment using financial statements with respect to the International Equity Fund which need not be certified within four to six months from the effective date of Post-Effective Amendment No. 7.

                                    NOTICE

     A copy of the Agreement and Declaration of Trust of Marquis Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement No. 33-65436 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 28th day of January, 1997.

                                      The Marquis Funds

                                      By: /s/ David G. Lee
                                          ----------------------
                                          David G. Lee
                                          President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the dates indicated.

             *               Trustee                           January 28, 1997
-------------------------
John T. Cooney

             *               Trustee                           January 28, 1997
-------------------------
William M. Doran

             *               Trustee                           January 28, 1997
-------------------------
Frank E. Morris

             *               Trustee                           January 28, 1997
-------------------------
Barry Mulroy

             *               Trustee                           January 28, 1997
-------------------------
Robert A. Nesher

             *               Trustee                           January 28, 1997
-------------------------
Robert A. Patterson

             *               Trustee                           January 28, 1997
-------------------------
Gene Peters

             *               Trustee                           January 28, 1997
-------------------------
James M. Storey

/s/ David G. Lee             President & Chief Executive       January 28, 1997
-------------------------    Officer
David G. Lee


/s/ Stephen G. Meyer         Controller & Chief Financial      January 28, 1997
-------------------------     Officer
Stephen G. Meyer


*By /s/ David G. Lee
    ---------------------
    David G. Lee
    Attorney in Fact

                                 EXHIBIT INDEX

EX-99.B1 Registrant's Agreement and Declaration of Trust dated June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on
                                January 29, 1996.

EX-99.B2 Registrant's By-Laws adopted on June 29, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 are incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B5 Investment Advisory Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B5(a)                     Schedule to the Investment Advisory Agreement
                                between Registrant and First National Bank of
                                Commerce in New Orleans dated August 10, 1995 with respect to the Institutional Money Market
                                Fund is filed herewith.

EX-99.B6(b)                     Schedule to the Investment Advisory Agreement
                                between Registrant and First National Bank of
                                Commerce in New Orleans dated February 1, 1996 with respect to the Growth Equity Fund is filed herewith.

EX-99.B5(c)                     Investment Advisory Agreement between Registrant
                                and First National Bank of Commerce in New
                                Orleans dated May 31, 1996 with respect to the Tax Exempt Money Market Fund is filed herewith.

EX-99.B5(d)                     Investment Advisory Agreement between Registrant
                                and First National Bank of Commerce in New
                                Orleans dated November l, 1996 with respect to the Strategic Income Bond Fund, Small Cap Equity
                                Fund and International Equity Fund is filed herewith.

EX-99.B5(e)                     Sub-Advisory Agreement between First National
                                Bank of Commerce in New Orleans and Weiss, Peck
                                & Greer, L.L.C. dated May 31, 1996 with respect to the Tax Exempt Money Market Fund is filed herewith.

EX-99.B6 Distribution Agreement between the Registrant and SEI Financial Services Company dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on
                                January 29, 1996.

EX-99.B6(a)                     Distribution Agreement between the Registrant
                                and SEI Financial Services Company dated
                                August 8, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on
                                January 29, 1996.

EX-99.B8 Custodian Agreement between the Registrant and First National Bank of Commerce in New Orleans dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B9 Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B9(a)                     Transfer Agent Agreement between the Registrant
                                and Supervised Service Company dated October 1,
                                1993 as originally filed with Post-Effective
                                Amendment No. 2 to Registrant's Registration
                                Statement on Form N-1A, filed with the
                                Securities and Exchange Commission on
                                November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B9(b)                     Assignment and Assumption Agreement between
                                Marquis Funds and SEI Financial Management dated
                                June 1, 1996 is filed herewith.

EX-99.B10                       Opinion and Consent of Counsel dated August 20,
                                1993 as originally filed with Pre-Effective
                                Amendment No. 1 to Registrant's Registration
                                Statement on Form N-1A, filed with the
                                Securities and Exchange Commission on August 25,
                                1993 is incorporated by reference to Post-
                                Effective Amendment No. 5, as filed on
                                January 29, 1996.

EX-99.B11                       Opinion and Consent of Arthur Andersen LLP is
                                filed herewith.

EX-99.B11(a)                    Opinion and Consent of Price Waterhouse LLP is
                                filed herewith with respect to SEI Institutional
                                Managed Trust is filed herewith.

EX-99.B11(b)                    Opinion and Consent of Price Waterhouse LLP is
                                filed herewith with respect to SEI International
                                Trust is filed herewith.

EX-99.B15                       12b-1 Plan with respect to the Retail Class
                                Shares of the Treasury Securities Money Market
                                Fund dated August 17, 1993 as originally filed with Pre-Effective Amendment No. 1 to
                                Registrant's Registration Statement on
                                Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective
                                Amendment No. 5, as filed on January 29, 1996.


EX-99.B15(a)                    12b-1 Plan with respect to the Class B Shares of
                                the Government Securities, Louisiana Tax-Free,
                                Balanced (formerly the "Growth and Income Fund") and Value Equity Funds dated August 17, 1993 as originally filed with Pre-Effective Amendment
                                No. 1 to Registrant's Registration Statement on
                                Form N-1A, filed with the Securities and Exchange Commission on August 25, 1993 is incorporated by reference to Post-Effective
                                Amendment No. 5, as filed on January 29, 1996.


EX-99.B15(b)                    Distribution Plan with respect to the Class B
                                Shares of the Treasury Securities Money Market
                                Fund dated August 17, 1993 is filed herewith.


EX-99.B15(c)                    Schedule to the Distribution Plan with respect
                                to the Class B Shares of the Treasury Securities
                                Money Market Fund and Tax Exempt Money Market
                                Fund dated November 13, 1995 is filed herewith.


EX-99.B15(d)                    Distribution Plan with respect to the Class C
                                Shares of the Treasury Securities Money Market
                                Fund dated August 8, 1994 as originally filed with Post-Effective Amendment No.

                                2 to Registrant's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B15(e)                    Schedule to the Distribution Plan with respect
                                to the Class C Shares of the Treasury Securities
                                Money Market Fund and Tax Exempt Money Market
                                Fund dated November 1, 1996 is filed herewith.

EX-99.B16                       Performance Calculations for the Treasury
                                Securities Money Market Fund for fiscal year ended September 30, 1994 as originally filed with Post-Effective Amendment No. 2 to
                                Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange
                                Commission on November 29, 1994 is incorporated by reference to Post-Effective Amendment No. 5, as filed on January 29, 1996.

EX-99.B18                       Rule 18f-3 plan dated May 15, 1995 as originally
                                filed with Post-Effective Amendment No. 3 to
                                Registrant's Registration Statement filed with the Securities and Exchange Commission on May 26, 1995 is incorporated by reference to Post-Effective Amendment No. 5, as filed on
                                January 29, 1996.

EX-99.B24                       Powers of Attorney for John T. Cooney,
                                William M. Doran, David G. Lee, Frank E. Morris,
                                Barry M. Mulroy, Robert A. Patterson,
                                Gene Peters, Robert A. Nesher and
                                James M. Storey are filed herewith.

EX-99.B27                       Financial Data Schedules are filed herewith.